MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.4%
Corporate Bonds 11.2%
Brazil 2.0%
Braskem Netherlands Finance BV
Series Reg S
4.50%, due 1/10/28	$ 500,000	$ 518,255
Series Reg S
4.50%, due 1/31/30	700,000	711,375
Rede D'or Finance Sarl
Series Reg S
4.50%, due 1/22/30	1,000,000	1,022,020
		2,251,650
Cayman Islands 0.5%
Bioceanico Sovereign Certificate Ltd.
Series Reg S
(zero coupon), due 6/5/34	685,512	529,215
Chile 0.2%
Sociedad Quimica y Minera de Chile SA
Series Reg S
4.25%, due 1/22/50	250,000	286,750
China 2.1%
CNPC Global Capital Ltd.
Series Reg S
2.00%, due 6/23/30	500,000	489,768
Sinopec Group Overseas Development 2018 Ltd.
Series Reg S
2.30%, due 1/8/31	1,100,000	1,100,222
Series Reg S
2.70%, due 5/13/30	450,000	465,228
State Grid Overseas Investment 2016 Ltd.
Series Reg S
1.625%, due 8/5/30	400,000	385,948
		2,441,166
Kazakhstan 4.3%
KazMunayGas National Co. JSC
Series Reg S
3.50%, due 4/14/33	1,600,000	1,725,216
Series Reg S
4.75%, due 4/19/27	1,000,000	1,158,900
Series Reg S
5.75%, due 4/19/47	1,000,000	1,285,568
Series Reg S
6.375%, due 10/24/48	200,000	277,032

	Principal Amount	Value
Corporate Bonds
Kazakhstan
Tengizchevroil Finance Co. International Ltd.
Series Reg S
2.625%, due 8/15/25	$ 500,000	$ 515,250
		4,961,966
Mexico 1.7%
Cemex SAB de CV
Series Reg S
3.875%, due 7/11/31	800,000	801,200
Series Reg S
5.20%, due 9/17/30	300,000	326,250
Industrias Penoles SAB de CV
Series Reg S
4.75%, due 8/6/50	700,000	789,425
		1,916,875
Panama 0.3%
Banco Nacional de Panama
Series Reg S
2.50%, due 8/11/30	300,000	299,475
Venezuela 0.1%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)(c)	3,000,000	112,500
Total Corporate Bonds (Cost $13,218,124)		12,799,597
Foreign Government Bonds 82.2%
Argentina 2.6%
Argentine Republic Government Bond
0.125%, due 7/9/30 (d)	513,757	196,645
0.125%, due 7/9/35 (d)	3,366,242	1,150,447
1.00%, due 7/9/29	233,373	96,850
Provincia de Buenos Aires
7.875%, due 6/15/27 (e)	4,000,000	1,485,000
		2,928,942
Armenia 1.3%
Armenia Government Bond
Series Reg S
3.60%, due 2/2/31	750,000	725,580
Series Reg S
3.95%, due 9/26/29	500,000	506,145
Series Reg S
7.15%, due 3/26/25	200,000	230,658
		1,462,383

	Principal Amount	Value
Foreign Government Bonds
Azerbaijan 0.7%
State Oil Co. of the Azerbaijan Republic
Series Reg S
6.95%, due 3/18/30	$ 600,000	$ 767,088
Bahamas 1.7%
Bahamas Government Bond
Series Reg S
6.00%, due 11/21/28	2,000,000	1,917,000
Bahrain 1.7%
Bahrain Government Bond
Series Reg S
4.25%, due 1/25/28	300,000	300,810
Series Reg S
5.25%, due 1/25/33	1,000,000	994,428
Series Reg S
6.25%, due 1/25/51	700,000	689,878
		1,985,116
Belarus 0.4%
Belarus Government Bond
7.625%, due 6/29/27 (e)	200,000	218,540
Series Reg S
7.625%, due 6/29/27	200,000	218,540
		437,080
Brazil 2.4%
Brazil Government Bond
2.875%, due 6/6/25	200,000	206,500
3.875%, due 6/12/30	1,350,000	1,388,812
4.75%, due 1/14/50	1,200,000	1,198,500
		2,793,812
Chile 3.0%
Chile Government Bond
2.55%, due 1/27/32	350,000	369,611
3.10%, due 1/22/61	550,000	557,155
Corp. Nacional del Cobre de Chile
Series Reg S
3.15%, due 1/15/51 (f)	400,000	389,766
Series Reg S
3.70%, due 1/30/50	300,000	318,483
Series Reg S
4.25%, due 7/17/42	1,300,000	1,477,551
Empresa de los Ferrocarriles del Estado
Series Reg S
3.068%, due 8/18/50	300,000	275,595
		3,388,161

	Principal Amount	Value
Foreign Government Bonds
Colombia 3.2%
Colombia Government Bond
3.00%, due 1/30/30	$ 1,000,000	$ 1,031,010
3.125%, due 4/15/31	500,000	516,505
5.00%, due 6/15/45	500,000	580,750
6.125%, due 1/18/41	1,000,000	1,282,500
Ecopetrol SA
5.875%, due 5/28/45	250,000	283,750
		3,694,515
Costa Rica 0.9%
Costa Rica Government Bond
Series Reg S
7.00%, due 4/4/44	1,000,000	980,000
Croatia 1.0%
Croatia Government Bond
Series Reg S
6.00%, due 1/26/24	1,000,000	1,152,500
Dominican Republic 4.4%
Dominican Republic Government Bond
Series Reg S
4.50%, due 1/30/30	600,000	627,300
Series Reg S
4.875%, due 9/23/32	850,000	906,525
Series Reg S
5.875%, due 1/30/60	900,000	942,300
Series Reg S
5.95%, due 1/25/27	1,750,000	2,009,875
Series Reg S
6.85%, due 1/27/45	500,000	588,750
		5,074,750
Ecuador 0.3%
Ecuador Government Bond
Series Reg S
(zero coupon), due 7/31/30	208,496	89,655
Series Reg S
0.50%, due 7/31/40 (d)	600,000	261,000
		350,655
Egypt 2.6%
Egypt Government Bond
Series Reg S
5.25%, due 10/6/25	650,000	693,043
Series Reg S
6.875%, due 4/30/40	1,200,000	1,229,136

	Principal Amount	Value
Foreign Government Bonds
Egypt
Egypt Government Bond
Series Reg S
8.70%, due 3/1/49	$ 1,000,000	$ 1,112,500
		3,034,679
El Salvador 1.0%
El Salvador Government Bond
Series Reg S
5.875%, due 1/30/25	89,000	86,375
Series Reg S
6.375%, due 1/18/27	90,000	87,525
Series Reg S
7.625%, due 2/1/41	1,000,000	962,500
		1,136,400
Ghana 1.8%
Ghana Government Bond
Series Reg S
7.875%, due 2/11/35	1,000,000	1,010,000
Series Reg S
8.125%, due 3/26/32	250,000	261,590
Series Reg S
8.627%, due 6/16/49	250,000	250,925
Series Reg S
8.95%, due 3/26/51	500,000	510,120
		2,032,635
Guatemala 1.0%
Guatemala Government Bond
Series Reg S
4.90%, due 6/1/30	500,000	564,250
Series Reg S
6.125%, due 6/1/50	500,000	618,750
		1,183,000
Honduras 0.7%
Honduras Government Bond
Series Reg S
5.625%, due 6/24/30 (f)	700,000	785,050
Hungary 1.0%
Hungary Government Bond
5.375%, due 3/25/24	1,000,000	1,141,310
India 0.9%
Export-Import Bank of India
Series Reg S
3.375%, due 8/5/26	1,000,000	1,082,950

	Principal Amount	Value
Foreign Government Bonds
Indonesia 3.8%
Indonesia Government Bond
3.05%, due 3/12/51	$ 450,000	$ 452,250
3.35%, due 3/12/71	200,000	202,804
3.85%, due 10/15/30 (f)	550,000	635,398
5.125%, due 1/15/45 (e)	1,000,000	1,281,680
Pertamina Persero PT
Series Reg S
3.10%, due 8/27/30	500,000	530,838
Series Reg S
4.175%, due 1/21/50 (f)	400,000	428,000
5.625%, due 5/20/43 (e)	500,000	612,500
Perusahaan Penerbit SBSN Indonesia III
Series Reg S
3.80%, due 6/23/50	200,000	215,876
		4,359,346
Iraq 0.8%
Iraq Government Bond
Series Reg S
5.80%, due 1/15/28	375,000	352,538
Series Reg S
6.752%, due 3/9/23	600,000	587,250
		939,788
Ivory Coast 0.9%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 250,000	311,503
Series Reg S
5.75%, due 12/31/32 (d)	$ 706,945	715,810
		1,027,313
Jamaica 0.6%
Jamaica Government Bond
7.875%, due 7/28/45	500,000	701,750
Jordan 0.6%
Jordan Government Bond
Series Reg S
4.95%, due 7/7/25	300,000	320,220
Series Reg S
5.85%, due 7/7/30	300,000	329,250
		649,470
Kenya 1.4%
Kenya Government Bond
7.25%, due 2/28/28 (e)	200,000	223,372

	Principal Amount	Value
Foreign Government Bonds
Kenya
Kenya Government Bond
Series Reg S
8.00%, due 5/22/32	$ 1,000,000	$ 1,153,670
Series Reg S
8.25%, due 2/28/48	200,000	226,732
		1,603,774
Lebanon 0.1%
Lebanon Government Bond
Series Reg S
6.85%, due 3/23/27 (a)(c)	500,000	63,600
Mexico 4.6%
Mexico Government Bond
3.771%, due 5/24/61	350,000	337,228
Petroleos Mexicanos
5.95%, due 1/28/31	1,000,000	948,880
6.75%, due 9/21/47	1,800,000	1,572,300
Series Reg S
6.84%, due 1/23/30	800,000	804,000
6.95%, due 1/28/60	700,000	613,550
7.69%, due 1/23/50	1,000,000	945,480
		5,221,438
Morocco 0.5%
Morocco Government Bond
Series Reg S
3.00%, due 12/15/32	300,000	302,178
Series Reg S
4.00%, due 12/15/50	250,000	254,750
		556,928
Namibia 0.9%
Namibia Government Bond
Series Reg S
5.25%, due 10/29/25	1,000,000	1,074,020
Nigeria 1.9%
Nigeria Government Bond
6.50%, due 11/28/27 (e)	500,000	539,010
Series Reg S
7.625%, due 11/28/47	1,250,000	1,300,600
Series Reg S
7.875%, due 2/16/32	327,000	357,686
		2,197,296

	Principal Amount	Value
Foreign Government Bonds
Oman 2.5%
Oman Government Bond
Series Reg S
4.875%, due 2/1/25	$ 400,000	$ 418,300
Series Reg S
4.875%, due 2/1/25	200,000	209,150
Series Reg S
6.25%, due 1/25/31	1,000,000	1,060,032
Series Reg S
6.25%, due 1/25/31	200,000	212,006
Series Reg S
7.00%, due 1/25/51	1,000,000	1,010,600
		2,910,088
Pakistan 0.5%
Pakistan Government Bond
Series Reg S
6.875%, due 12/5/27	500,000	534,637
Panama 1.6%
Panama Government Bond
2.252%, due 9/29/32	1,000,000	1,008,500
3.87%, due 7/23/60	750,000	833,633
		1,842,133
Paraguay 0.8%
Paraguay Government Bond
Series Reg S
2.739%, due 1/29/33	695,000	710,638
5.40%, due 3/30/50	200,000	248,500
		959,138
Peru 0.5%
Peruvian Government Bond
2.783%, due 1/23/31	500,000	537,250
Philippines 1.7%
Philippine Government Bond
1.648%, due 6/10/31	300,000	298,303
2.65%, due 12/10/45	200,000	197,951
3.70%, due 3/1/41	300,000	342,220
3.75%, due 1/14/29	1,000,000	1,157,100
		1,995,574
Qatar 0.5%
Qatar Government Bond
Series Reg S
5.103%, due 4/23/48	400,000	551,476

	Principal Amount	Value
Foreign Government Bonds
Republic Of Serbia 0.5%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	$ 550,000	$ 532,692
Romania 2.8%
Romanian Government Bond
Series Reg S
2.625%, due 12/2/40	EUR 400,000	505,943
Series Reg S
2.75%, due 2/26/26	500,000	670,256
Series Reg S
3.00%, due 2/14/31	$ 500,000	529,720
Series Reg S
3.624%, due 5/26/30	EUR 200,000	288,786
Series Reg S
4.00%, due 2/14/51	$ 600,000	638,597
Series Reg S
5.125%, due 6/15/48	500,000	621,430
		3,254,732
Saudi Arabia 2.8%
Saudi Arabian Oil Co.
Series Reg S
1.625%, due 11/24/25	250,000	254,555
Series Reg S
2.25%, due 11/24/30	700,000	698,203
Series Reg S
3.25%, due 11/24/50	650,000	633,787
Saudi Government Bond
Series Reg S
2.25%, due 2/2/33	800,000	790,352
Series Reg S
3.45%, due 2/2/61	900,000	892,377
		3,269,274
Senegal 0.5%
Senegal Government Bond
Series Reg S
6.25%, due 7/30/24	500,000	552,460
South Africa 4.9%
South Africa Government Bond
4.85%, due 9/30/29	500,000	517,618
4.875%, due 4/14/26	1,000,000	1,075,740
5.75%, due 9/30/49	1,300,000	1,252,940

	Principal Amount	Value
Foreign Government Bonds
South Africa
South Africa Government Bond
6.25%, due 3/8/41	$ 1,000,000	$ 1,044,820
8.00%, due 1/31/30	ZAR 28,000,000	1,766,926
		5,658,044
Sri Lanka 0.9%
Sri Lanka Government Bond
Series Reg S
6.20%, due 5/11/27	$ 200,000	119,446
Series Reg S
6.75%, due 4/18/28	600,000	357,666
Series Reg S
6.85%, due 11/3/25	500,000	308,955
Series Reg S
7.55%, due 3/28/30	490,000	294,000
		1,080,067
Tunisia 0.9%
Banque Centrale de Tunisie International Bond
Series Reg S
5.625%, due 2/17/24	EUR 650,000	723,179
Series Reg S
5.75%, due 1/30/25	$ 400,000	364,546
		1,087,725
Turkey 3.3%
Turkey Government Bond
5.25%, due 3/13/30 (f)	800,000	795,075
5.75%, due 5/11/47	1,500,000	1,371,780
6.875%, due 3/17/36	1,500,000	1,600,872
		3,767,727
Ukraine 2.6%
Ukraine Government Bond
Series Reg S
(zero coupon), due 5/31/40 (g)	1,300,000	1,465,750
Series Reg S
7.253%, due 3/15/33	800,000	849,936
Series Reg S
7.375%, due 9/25/32	600,000	643,368
		2,959,054
United Arab Emirates 2.6%
Dubai DOF Sukuk Ltd.
Series Reg S
2.763%, due 9/9/30	900,000	922,230
Finance Department Government of Sharjah
Series Reg S
4.00%, due 7/28/50	800,000	807,024

	Principal Amount	Value
Foreign Government Bonds
United Arab Emirates
Sharjah Sukuk Program Ltd.
Series Reg S
2.942%, due 6/10/27	$ 650,000	$ 673,887
Series Reg S
3.234%, due 10/23/29	550,000	574,739
		2,977,880
Uruguay 1.2%
Uruguay Government Bond
5.10%, due 6/18/50	400,000	537,504
7.625%, due 3/21/36	500,000	808,130
		1,345,634
Uzbekistan 1.9%
Republic of Uzbekistan Bond
Series Reg S
3.70%, due 11/25/30	1,300,000	1,341,293
Series Reg S
5.375%, due 2/20/29	700,000	800,856
		2,142,149
Venezuela 0.5% (a)(b)(c)
Petroleos de Venezuela SA
Series Reg S
6.00%, due 5/16/24	2,500,000	93,750
Series Reg S
6.00%, due 11/15/26 (g)	2,500,000	93,750
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28	4,095,000	378,788
		566,288
Total Foreign Government Bonds (Cost $97,874,089)		94,246,771
Total Long-Term Bonds (Cost $111,092,213)		107,046,368

	Shares	Value
Short-Term Investment 2.3%
Unaffiliated Investment Company 2.3% (h)(i)
United States 2.3%
BlackRock Liquidity FedFund, 0.105%	2,636,078	$ 2,636,078
Total Short-Term Investment (Cost $2,636,078)		2,636,078
Total Investments (Cost $113,728,291)	95.7%	109,682,446
Other Assets, Less Liabilities	4.3	4,945,676
Net Assets	100.0%	$ 114,628,122

†	Percentages indicated are based on Fund net assets.
(a)	Issue in default.
(b)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $678,788, which represented 0.6% of the Fund’s net assets.
(c)	Issue in non-accrual status.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $2,561,526. The Fund received cash collateral with a value of $2,636,078.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(h)	Current yield as of January 31, 2021.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,649,982	EUR	3,000,000	JPMorgan Chase Bank N.A.	3/17/21	$ 5,838
Total Unrealized Appreciation						5,838
USD	1,723,809	ZAR	27,000,000	JPMorgan Chase Bank N.A.	3/17/21	(50,384)
Total Unrealized Depreciation						(50,384)
Net Unrealized Depreciation						$ (44,546)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
EUR—Euro
USD—United States Dollar
ZAR—South Africa Rand

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 12,799,597	$ —	$ 12,799,597
Foreign Government Bonds	—	94,246,771	—	94,246,771
Total Long-Term Bonds	—	107,046,368	—	107,046,368
Short-Term Investment
Unaffiliated Investment Company	2,636,078	—	—	2,636,078
Total Investments in Securities	2,636,078	107,046,368	—	109,682,446
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	5,838	—	5,838
Total Investments in Securities and Other Financial Instruments	$ 2,636,078	$ 107,052,206	$ —	$ 109,688,284
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (50,384)	$ —	$ (50,384)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 53.3%
Asset-Backed Securities 3.1%
Automobile Asset-Backed Securities 0.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A
2.33%, due 8/20/26 (a)	$ 1,270,000	$ 1,337,245
Ford Credit Auto Owner Trust (a)
Series 2020-2, Class A
1.06%, due 4/15/33	1,105,000	1,118,974
Series 2020-1, Class A
2.04%, due 8/15/31	1,610,000	1,697,277
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	2,015,000	2,151,208
Series 2017-3, Class A
2.48%, due 9/15/24	1,270,000	1,312,825
Series 2018-4, Class A
4.06%, due 11/15/30	1,480,000	1,736,593
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	834,334	837,180
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	975,000	1,035,048
		11,226,350
Credit Card Asset-Backed Security 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, due 8/15/28	1,330,000	1,419,439
Home Equity Asset-Backed Securities 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.338% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	3,586,701	3,472,105
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (c)	33,758	34,439
Equity One Mortgage Pass-Through Trust
Series 2003-3, Class AF4
5.495%, due 12/25/33 (c)	82,152	83,507
JPMorgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.23% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	358,061	227,134
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.23% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	549,238	251,508
		4,068,693

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 2.0%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	$ 550,460	$ 544,207
Series 2016-2, Class A
3.65%, due 6/15/28	194,280	186,436
Series 2013-2, Class A
4.95%, due 1/15/23	3,783,227	3,708,012
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	2,133,037	2,173,879
Series 2020-1, Class A2
1.99%, due 7/15/60	1,087,269	1,098,001
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,680,000	3,054,043
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	114,267	125,561
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA
3.204%, due 4/25/24	2,355,000	2,436,806
KeyCorp Student Loan Trust
Series 2000-A, Class A2
0.527% (3 Month LIBOR + 0.32%), due 5/25/29 (b)	4,600	4,598
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	3,750,000	3,750,641
MVW LLC
Series 2019-2A, Class A
2.22%, due 10/20/38 (a)	1,879,307	1,946,831
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, due 5/15/69 (a)	738,130	753,665
PFS Financing Corp. (a)
Series 2020-B, Class B
1.71%, due 6/15/24	830,000	836,691
Series 2020-A, Class B
1.77%, due 6/15/25	1,780,000	1,806,752
Sierra Timeshare Receivables Funding LLC (a)
Series 2020-2A, Class A
1.33%, due 7/20/37	1,215,294	1,226,773
Series 2020-2A, Class C
3.51%, due 7/20/37	2,455,831	2,551,324
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	1,272,925	1,291,661
Series 2010-1, Class A
6.25%, due 4/22/23	580,032	555,745

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 1,307,605	$ 1,459,955
Series 2007-1
6.636%, due 7/2/22	966,105	985,427
		30,497,008
Total Asset-Backed Securities (Cost $45,095,841)		47,211,490
Convertible Bonds 0.5%
Machinery-Diversified 0.1%
Chart Industries, Inc.
1.00%, due 11/15/24 (a)	1,052,000	2,242,572
Semiconductors 0.4%
ON Semiconductor Corp.
1.625%, due 10/15/23	3,080,000	5,486,250
Total Convertible Bonds (Cost $3,988,752)		7,728,822
Corporate Bonds 33.6%
Aerospace & Defense 0.3%
BAE Systems plc
3.00%, due 9/15/50 (United Kingdom) (a)	1,285,000	1,301,819
L3Harris Technologies, Inc.
4.40%, due 6/15/28	2,215,000	2,621,407
		3,923,226
Agriculture 0.4%
Altria Group, Inc.
3.80%, due 2/14/24	3,260,000	3,553,712
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	2,105,000	2,147,019
JBS Investments II GmbH
7.00%, due 1/15/26 (a)	585,000	625,658
		6,326,389
Airlines 0.4% (a)
Delta Air Lines, Inc.
4.50%, due 10/20/25	1,080,000	1,153,672
4.75%, due 10/20/28	755,000	835,297
7.00%, due 5/1/25	2,310,000	2,678,632
Mileage Plus Holdings LLC
6.50%, due 6/20/27	1,860,000	2,034,375
		6,701,976

	Principal Amount	Value
Corporate Bonds
Apparel 0.1%
Hanesbrands, Inc.
5.375%, due 5/15/25 (a)	$ 1,340,000	$ 1,425,425
Auto Manufacturers 1.2%
Daimler Finance North America LLC
0.77% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)	2,400,000	2,403,077
Ford Motor Co.
8.50%, due 4/21/23	2,100,000	2,351,370
9.00%, due 4/22/25	2,200,000	2,675,596
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	820,000	833,079
4.063%, due 11/1/24	1,935,000	2,022,617
4.25%, due 9/20/22	655,000	676,294
5.875%, due 8/2/21	350,000	356,563
General Motors Co.
6.125%, due 10/1/25	670,000	807,545
General Motors Financial Co., Inc.
3.15%, due 6/30/22	900,000	929,965
3.45%, due 4/10/22	3,800,000	3,911,454
5.20%, due 3/20/23	810,000	885,165
		17,852,725
Banks 7.6%
Bank of America Corp.
2.496%, due 2/13/31 (d)	1,600,000	1,666,220
2.676%, due 6/19/41 (d)	2,795,000	2,785,557
3.004%, due 12/20/23 (d)	1,794,000	1,879,313
3.194%, due 7/23/30 (d)	1,425,000	1,567,814
3.458%, due 3/15/25 (d)	1,700,000	1,844,521
3.499%, due 5/17/22 (d)	4,490,000	4,532,334
4.20%, due 8/26/24	2,615,000	2,920,212
Series MM
4.30%, due 1/28/25 (d)(e)	3,519,000	3,629,391
Series DD
6.30%, due 3/10/26 (d)(e)	2,085,000	2,434,237
8.57%, due 11/15/24	485,000	617,881
Barclays Bank plc
Series Reg S
10.00%, due 5/21/21 (United Kingdom)	GBP 1,186,000	1,668,844
BNP Paribas SA
3.052%, due 1/13/31 (France) (a)(d)	$ 3,630,000	3,904,335
Citibank NA
3.40%, due 7/23/21	3,585,000	3,630,277
Citigroup, Inc.
3.352%, due 4/24/25 (d)	2,565,000	2,774,729
3.668%, due 7/24/28 (d)	1,180,000	1,334,557
3.98%, due 3/20/30 (d)	2,370,000	2,736,205
4.05%, due 7/30/22	105,000	110,615

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
5.30%, due 5/6/44	$ 1,200,000	$ 1,628,485
6.625%, due 6/15/32	770,000	1,077,645
6.875%, due 6/1/25	1,715,000	2,125,761
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (a)	3,405,000	3,493,333
Credit Suisse Group AG (a)
2.593%, due 9/11/25 (Switzerland) (d)	3,000,000	3,164,407
4.50% (5 Year Treasury Constant Maturity Rate + 3.554%), due 9/3/30 (Switzerland) (b)(e)	1,235,000	1,222,650
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,353,507
Goldman Sachs Group, Inc. (The)
1.391% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	2,245,000	2,290,525
1.992%, due 1/27/32 (d)	1,370,000	1,371,479
2.905%, due 7/24/23 (d)	880,000	911,121
2.908%, due 6/5/23 (d)	800,000	825,621
3.50%, due 11/16/26	1,085,000	1,206,684
5.25%, due 7/27/21	805,000	824,543
6.75%, due 10/1/37	829,000	1,225,334
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	2,365,000	2,685,054
Huntington Bancshares, Inc.
3.15%, due 3/14/21	1,000	1,001
JPMorgan Chase & Co. (d)
2.182%, due 6/1/28	1,800,000	1,883,430
2.956%, due 5/13/31	1,115,000	1,191,550
3.207%, due 4/1/23	3,915,000	4,042,075
3.54%, due 5/1/28	1,980,000	2,243,398
Series HH
4.60%, due 2/1/25 (e)	3,427,000	3,526,383
Lloyds Banking Group plc
4.582%, due 12/10/25 (United Kingdom)	1,633,000	1,863,617
4.65%, due 3/24/26 (United Kingdom)	3,090,000	3,541,709
Morgan Stanley
3.125%, due 1/23/23	4,435,000	4,673,323
Series H
3.851% (3 Month LIBOR + 3.61%), due 4/15/21 (b)(e)	1,890,000	1,887,638
5.00%, due 11/24/25	2,855,000	3,369,928
7.25%, due 4/1/32	490,000	734,212
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	3,705,000	3,995,949
6.00%, due 12/19/23 (United Kingdom)	190,000	215,175
PNC Bank NA
2.55%, due 12/9/21	2,185,000	2,224,242
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	1,980,000	2,116,379
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (France) (a)(b)(e)	2,270,000	2,360,346

	Principal Amount	Value
Corporate Bonds
Banks
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (United Kingdom) (a)(b)(e)	$ 1,225,000	$ 1,237,495
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	1,900,000	2,012,024
Truist Financial Corp.
Series P
4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)	2,205,000	2,408,962
Wachovia Corp.
5.50%, due 8/1/35	315,000	411,371
Wells Fargo & Co.
2.406%, due 10/30/25 (d)	1,795,000	1,895,847
4.90%, due 11/17/45	55,000	70,081
Wells Fargo Bank NA
3.55%, due 8/14/23	1,815,000	1,955,734
5.85%, due 2/1/37	140,000	195,750
		116,500,810
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25 (Belgium)	635,000	717,688
4.75%, due 1/23/29 (Belgium)	3,075,000	3,725,003
		4,442,691
Biotechnology 0.2%
Biogen, Inc.
3.625%, due 9/15/22	3,480,000	3,661,424
Building Materials 0.8%
Builders FirstSource, Inc. (a)
5.00%, due 3/1/30	2,455,000	2,623,781
6.75%, due 6/1/27	1,170,000	1,259,213
Carrier Global Corp.
2.493%, due 2/15/27	2,650,000	2,832,333
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 4,255,000	5,298,530
		12,013,857
Chemicals 0.7%
Air Liquide Finance SA
1.75%, due 9/27/21 (France) (a)	$ 1,725,000	1,740,203
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	2,135,000	2,212,949
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	2,141,650
Nutrition & Biosciences, Inc.
1.832%, due 10/15/27 (a)	2,300,000	2,350,240

	Principal Amount	Value
Corporate Bonds
Chemicals
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	$ 1,800,000	$ 1,976,112
		10,421,154
Commercial Services 0.6%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,650,000	1,767,480
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	997,177
California Institute of Technology
3.65%, due 9/1/19	1,913,000	2,126,270
Cintas Corp. No. 2
3.70%, due 4/1/27	2,740,000	3,144,647
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	1,805,000	1,902,831
		9,938,405
Computers 0.9%
Apple, Inc.
2.75%, due 1/13/25	1,990,000	2,149,896
Dell International LLC (a)
4.90%, due 10/1/26	1,749,000	2,040,922
5.30%, due 10/1/29	810,000	974,266
8.10%, due 7/15/36	2,300,000	3,357,998
International Business Machines Corp.
7.00%, due 10/30/25	2,050,000	2,640,717
NCR Corp.
5.00%, due 10/1/28 (a)	2,376,000	2,441,340
		13,605,139
Cosmetics & Personal Care 0.1%
Estee Lauder Cos., Inc. (The)
2.60%, due 4/15/30	740,000	800,013
Distribution & Wholesale 0.5% (a)
Avient Corp.
5.75%, due 5/15/25	2,877,000	3,053,216
Performance Food Group, Inc.
5.50%, due 10/15/27	4,566,000	4,821,559
		7,874,775
Diversified Financial Services 2.2%
AerCap Ireland Capital DAC
3.30%, due 1/23/23 (Ireland)	1,275,000	1,328,785
4.45%, due 12/16/21 (Ireland)	1,465,000	1,507,904
4.625%, due 7/1/22 (Ireland)	964,000	1,014,476
Air Lease Corp.
2.30%, due 2/1/25	2,990,000	3,090,077

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Air Lease Corp.
2.75%, due 1/15/23	$ 1,850,000	$ 1,920,107
3.50%, due 1/15/22	890,000	914,540
4.25%, due 9/15/24	1,185,000	1,303,094
Ally Financial, Inc.
3.875%, due 5/21/24	810,000	883,593
8.00%, due 11/1/31	3,260,000	4,727,629
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,200,688
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26 (Ireland)	1,515,000	1,484,562
2.875%, due 2/15/25 (Ireland)	2,720,000	2,765,055
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	2,630,000	2,566,880
Capital One Financial Corp.
4.20%, due 10/29/25	435,000	492,900
Charles Schwab Corp. (The)
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)	2,350,000	2,604,646
Discover Financial Services
3.85%, due 11/21/22	1,491,000	1,580,553
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	2,155,000	2,181,938
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	1,970,000	1,984,570
OneMain Finance Corp.
6.125%, due 3/15/24	540,000	590,112
		34,142,109
Electric 0.9%
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,145,000	1,430,826
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,534,792
Entergy Louisiana LLC
4.00%, due 3/15/33	2,200,000	2,680,740
Evergy, Inc.
5.292%, due 6/15/22 (c)	1,130,000	1,189,330
Public Service Electric and Gas Co.
3.00%, due 5/15/27	2,235,000	2,468,485
Puget Energy, Inc.
5.625%, due 7/15/22	815,000	863,485
Southern California Edison Co.
Series E
3.70%, due 8/1/25	870,000	966,634
4.00%, due 4/1/47	1,320,000	1,471,777

	Principal Amount	Value
Corporate Bonds
Electric
WEC Energy Group, Inc.
2.333% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	$ 1,095,000	$ 986,777
		14,592,846
Environmental Control 0.2%
Republic Services, Inc.
4.75%, due 5/15/23	881,000	958,243
Stericycle, Inc.
3.875%, due 1/15/29 (a)	280,000	287,980
Waste Management, Inc.
2.40%, due 5/15/23	2,275,000	2,370,235
		3,616,458
Food 1.4%
JBS USA LUX SA
5.50%, due 1/15/30 (a)	1,230,000	1,396,050
Kraft Heinz Foods Co.
4.25%, due 3/1/31	2,888,000	3,244,680
5.00%, due 7/15/35	1,199,000	1,417,974
Nestle Holdings, Inc. (a)
1.00%, due 9/15/27	3,750,000	3,738,150
3.10%, due 9/24/21	2,975,000	3,023,401
Smithfield Foods, Inc.
3.35%, due 2/1/22 (a)	1,575,000	1,595,840
Sysco Corp.
3.30%, due 2/15/50	1,130,000	1,138,778
5.95%, due 4/1/30	1,161,000	1,498,243
Tyson Foods, Inc.
3.95%, due 8/15/24	2,255,000	2,500,697
US Foods, Inc.
6.25%, due 4/15/25 (a)	1,940,000	2,071,163
		21,624,976
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,776,000	1,889,664
Gas 0.1%
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	1,079,093
Healthcare-Services 0.6%
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, due 6/1/30 (a)	3,800,000	3,938,860
Laboratory Corp. of America Holdings
2.30%, due 12/1/24	3,040,000	3,229,950

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	$ 1,550,000	$ 1,624,738
		8,793,548
Holding Companies-Diversified 0.2%
CK Hutchison International 17 II Ltd.
3.25%, due 9/29/27 (United Kingdom) (a)	2,620,000	2,894,943
Home Builders 0.1%
Lennar Corp.
5.875%, due 11/15/24	1,345,000	1,555,466
Insurance 1.7%
Equitable Holdings, Inc.
5.00%, due 4/20/48	2,305,000	2,958,154
Jackson National Life Global Funding
0.701% (3 Month LIBOR + 0.48%), due 6/11/21 (a)(b)	3,660,000	3,665,710
Liberty Mutual Group, Inc.
4.25%, due 6/15/23 (a)	850,000	924,935
MassMutual Global Funding II (a)
2.50%, due 10/17/22	3,347,000	3,473,355
2.95%, due 1/11/25	1,105,000	1,201,033
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	1,043,371
Principal Life Global Funding II
2.375%, due 11/21/21 (a)	4,070,000	4,144,147
Protective Life Corp.
8.45%, due 10/15/39	1,640,000	2,533,772
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,547,378
Voya Financial, Inc.
3.65%, due 6/15/26	690,000	786,662
Willis North America, Inc.
2.95%, due 9/15/29	1,735,000	1,869,925
3.875%, due 9/15/49	440,000	516,671
		25,665,113
Internet 0.5%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	960,000	964,896
Expedia Group, Inc.
3.25%, due 2/15/30	3,165,000	3,232,771
3.60%, due 12/15/23 (a)	1,135,000	1,208,099
3.80%, due 2/15/28	440,000	468,623
5.00%, due 2/15/26	60,000	67,033
6.25%, due 5/1/25 (a)	470,000	543,155

	Principal Amount	Value
Corporate Bonds
Internet
Weibo Corp.
3.50%, due 7/5/24 (China)	$ 1,190,000	$ 1,248,622
		7,733,199
Iron & Steel 0.4%
ArcelorMittal SA
4.55%, due 3/11/26 (Luxembourg)	2,040,000	2,271,500
Vale Overseas Ltd.
6.25%, due 8/10/26 (Brazil)	2,585,000	3,173,087
6.875%, due 11/21/36 (Brazil)	864,000	1,238,155
		6,682,742
Lodging 0.6%
Boyd Gaming Corp.
8.625%, due 6/1/25 (a)	563,000	622,115
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,715,000	1,848,641
5.75%, due 5/1/28 (a)	740,000	795,500
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,486,442
Marriott International, Inc.
2.30%, due 1/15/22	2,450,000	2,482,411
Sands China Ltd.
4.60%, due 8/8/23 (Macao)	810,000	857,855
5.125%, due 8/8/25 (Macao)	1,310,000	1,463,925
		9,556,889
Machinery-Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24	1,435,000	1,576,208
4.875%, due 4/1/21	3,945,000	3,973,396
		5,549,604
Media 0.6%
Comcast Corp.
3.25%, due 11/1/39	1,665,000	1,811,933
4.70%, due 10/15/48	1,410,000	1,866,272
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	1,230,000	1,513,464
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	2,200,000	2,268,618
Sky Ltd.
3.75%, due 9/16/24 (United Kingdom) (a)	950,000	1,055,529
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	800,000	930,680
		9,446,496

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp.
3.25%, due 6/15/25	$ 4,040,000	$ 4,447,810
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	2,805,000	2,869,368
Miscellaneous—Manufacturing 0.5%
General Electric Co.
3.625%, due 5/1/30	1,525,000	1,691,518
4.25%, due 5/1/40	1,660,000	1,890,904
4.35%, due 5/1/50	1,300,000	1,497,353
Textron Financial Corp.
1.956% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,540,000	2,832,000
		7,911,775
Oil & Gas 1.1%
BP Capital Markets America, Inc.
3.00%, due 2/24/50	820,000	795,670
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (United Kingdom) (b)(e)	2,620,000	2,855,276
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)	2,065,000	2,917,671
Marathon Petroleum Corp.
4.50%, due 5/1/23	1,455,000	1,573,984
4.70%, due 5/1/25	1,585,000	1,810,551
5.125%, due 12/15/26	1,260,000	1,498,665
Total Capital International SA
3.127%, due 5/29/50 (France)	2,285,000	2,341,090
Valero Energy Corp.
4.00%, due 4/1/29	1,435,000	1,585,850
6.625%, due 6/15/37	1,050,000	1,377,500
		16,756,257
Packaging & Containers 0.2% (a)
Berry Global, Inc.
4.875%, due 7/15/26	200,000	213,666
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27	2,640,000	2,860,242
Reynolds Group Issuer, Inc.
5.125%, due 7/15/23	102,000	103,265
		3,177,173
Pharmaceuticals 1.4%
AbbVie, Inc.
3.45%, due 3/15/22	2,715,000	2,793,724
4.05%, due 11/21/39	2,780,000	3,236,501

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Bausch Health Cos., Inc. (a)
5.75%, due 8/15/27	$ 540,000	$ 581,175
6.25%, due 2/15/29	1,290,000	1,388,363
Becton Dickinson and Co.
4.669%, due 6/6/47	1,635,000	2,100,251
Bristol-Myers Squibb Co.
3.625%, due 5/15/24	3,600,000	3,945,333
CVS Health Corp.
2.70%, due 8/21/40	2,930,000	2,856,593
4.78%, due 3/25/38	1,110,000	1,370,417
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26 (Israel)	2,995,000	2,857,080
		21,129,437
Pipelines 0.7%
Enterprise Products Operating LLC
3.125%, due 7/31/29	1,595,000	1,744,313
3.95%, due 1/31/60	1,460,000	1,555,598
4.20%, due 1/31/50	405,000	456,472
MPLX LP
2.65%, due 8/15/30	1,705,000	1,741,436
4.875%, due 6/1/25	100,000	114,690
Spectra Energy Partners LP
4.75%, due 3/15/24	1,740,000	1,940,463
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	2,340,000	2,765,919
Western Midstream Operating LP
6.25%, due 2/1/50 (c)	860,000	967,500
		11,286,391
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,305,000	1,332,731
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	1,290,000	1,459,443
American Tower Corp.
3.375%, due 10/15/26	1,920,000	2,135,147
3.60%, due 1/15/28	1,025,000	1,149,539
Crown Castle International Corp.
5.25%, due 1/15/23	3,510,000	3,825,018
Digital Realty Trust LP
3.60%, due 7/1/29	2,985,000	3,372,139
3.70%, due 8/15/27	500,000	573,178
Equinix, Inc.
1.25%, due 7/15/25	1,645,000	1,662,840
2.625%, due 11/18/24	1,820,000	1,937,535

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
3.35%, due 9/1/24	$ 1,280,000	$ 1,364,800
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	1,690,000	1,795,625
Kilroy Realty LP
3.45%, due 12/15/24	2,060,000	2,237,407
		21,512,671
Retail 1.0%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	300,000	295,093
2.80%, due 2/10/51	1,080,000	1,063,612
AutoNation, Inc.
4.75%, due 6/1/30	2,430,000	2,921,222
Macy's, Inc.
8.375%, due 6/15/25 (a)	3,145,000	3,483,087
McDonald's Corp.
3.35%, due 4/1/23	2,875,000	3,050,829
QVC, Inc.
4.375%, due 9/1/28	2,245,000	2,334,800
Starbucks Corp.
3.35%, due 3/12/50	925,000	984,599
4.45%, due 8/15/49	1,305,000	1,639,576
		15,772,818
Semiconductors 0.2%
Broadcom, Inc.
3.50%, due 2/15/41 (a)	760,000	766,363
Intel Corp.
4.75%, due 3/25/50	1,225,000	1,640,530
NXP BV
3.40%, due 5/1/30 (Netherlands) (a)	1,255,000	1,399,852
		3,806,745
Software 0.3%
Fiserv, Inc.
3.20%, due 7/1/26	525,000	581,510
salesforce.com, Inc.
3.25%, due 4/11/23	1,300,000	1,379,540
3.70%, due 4/11/28	1,915,000	2,230,933
		4,191,983
Telecommunications 2.0%
Altice France SA
7.375%, due 5/1/26 (France) (a)	2,515,000	2,635,745
AT&T, Inc.
Series B
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(e)	EUR 2,000,000	2,421,032
3.50%, due 9/15/53 (a)	$ 2,184,000	2,097,797

	Principal Amount	Value
Corporate Bonds
Telecommunications
AT&T, Inc.
4.35%, due 3/1/29	$ 795,000	$ 932,484
CommScope Technologies LLC
6.00%, due 6/15/25 (a)	736,000	750,720
CommScope, Inc.
7.125%, due 7/1/28 (a)	2,540,000	2,702,574
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	2,545,000	2,788,480
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	4,170,000	4,526,118
Telefonica Emisiones SA
5.462%, due 2/16/21 (Spain)	395,000	395,782
T-Mobile US, Inc.
2.625%, due 2/15/29	1,545,000	1,553,034
4.50%, due 4/15/50 (a)	1,015,000	1,196,076
VEON Holdings BV
4.95%, due 6/16/24 (Netherlands) (a)	2,430,000	2,632,614
Verizon Communications, Inc.
1.321% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,705,000	2,783,468
Vodafone Group plc
4.25%, due 9/17/50 (United Kingdom)	2,830,000	3,349,213
		30,765,137
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
2.60%, due 11/19/22	1,230,000	1,274,785
Total Corporate Bonds (Cost $480,596,941)		516,546,236
Foreign Government Bonds 0.9%
Brazil 0.2%
Federative Republic of Brazil
4.625%, due 1/13/28	2,913,000	3,211,582
Chile 0.2%
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	2,825,000	3,044,171
Mexico 0.5%
Mexico Government Bond
2.659%, due 5/24/31	5,892,000	5,859,830
3.75%, due 4/19/71	1,860,000	1,740,960
		7,600,790
Total Foreign Government Bonds (Cost $13,764,600)		13,856,543

	Principal Amount	Value
Loan Assignments 0.8%(b)
Buildings & Real Estate 0.1%
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25	$ 2,016,519	$ 2,001,395
Containers, Packaging & Glass 0.2%
BWAY Holding Company Initial Term Loan
3.381% (1 Month LIBOR + 3.25%), due 4/3/24	3,124,527	3,060,733
Diversified/Conglomerate Service 0.1%
TruGreen Limited Partnership First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	1,345,000	1,350,044
TruGreen Limited Partnership Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28 (f)	580,000	598,850
		1,948,894
Finance 0.2%
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 5/9/25	3,115,063	3,099,195
Personal & Nondurable Consumer Products 0.1%
Prestige Brands, Inc. Term Loan B4
2.121% (1 Month LIBOR + 2.00%), due 1/26/24	945,317	946,498
Telecommunications 0.1%
Level 3 Financing, Inc. Tranche 2027 Term Loan B
1.871% (1 Month LIBOR + 1.75%), due 3/1/27	2,142,032	2,127,115
Total Loan Assignments (Cost $13,066,223)		13,183,830
Mortgage-Backed Securities 7.4%
Agency (Collateralized Mortgage Obligations) 2.7%
FHLMC
REMIC, Series 4993, Class D
2.00%, due 9/25/47	2,150,000	2,224,233
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	966,626	1,020,872
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	1,753,840	1,855,343
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	2,424,257	2,565,624
REMIC, Series 4958, Class DL
4.00%, due 1/25/50	4,007,078	4,305,394
FNMA
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,902,000	2,051,673
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,723,097	1,840,167

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
3.00%, due 10/25/49	$ 4,860,000	$ 5,162,029
REMIC, Series 2019-13, Class CA
3.50%, due 4/25/49	2,553,929	2,800,295
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50 (g)	2,380,750	2,573,567
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50 (g)	3,745,000	4,027,965
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	2,663,000	2,886,026
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,573,429	2,839,761
GNMA
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	5,020,037	5,305,279
		41,458,228
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
BANK
Series 2019-BN21, Class A5
2.851%, due 10/17/52	2,795,000	3,058,278
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.36% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)	63,409	59,704
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	2,175,000	2,237,230
Series 2019-B12, Class A5
3.116%, due 8/15/52	2,852,000	3,180,669
BX Commercial Mortgage Trust (a)(h)
Series 2020-VIV2, Class C
3.542%, due 3/9/44	1,870,000	1,990,680
Series 2020-VIV3, Class B
3.544%, due 3/9/44	1,622,236	1,773,231
BX Trust (a)
Series 2018-BILT, Class A
0.926% (1 Month LIBOR + 0.80%), due 5/15/30 (b)	2,490,000	2,484,498
Series 2018-GW, Class A
0.926% (1 Month LIBOR + 0.80%), due 5/15/35 (b)	1,770,000	1,769,417
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,355,000	1,491,362
Series 2019-OC11, Class B
3.605%, due 12/9/41	390,000	434,649
Series 2019-OC11, Class C
3.856%, due 12/9/41	570,000	627,565
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	1,890,254	2,099,815

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(h)
REMIC, Series 2015-K720, Class B
3.394%, due 7/25/22	$ 1,080,000	$ 1,114,354
REMIC, Series 2013-K33, Class B
3.498%, due 8/25/46	2,701,000	2,871,037
REMIC, Series 2014-K41, Class B
3.833%, due 11/25/47	870,000	951,446
REMIC, Series 2013-K35, Class B
3.935%, due 12/25/46	965,000	1,039,479
GB Trust (a)(b)
Series 2020-FLIX, Class C
1.726% (1 Month LIBOR + 1.60%), due 8/15/37	1,300,000	1,308,618
Series 2020-FLIX, Class D
2.476% (1 Month LIBOR + 2.35%), due 8/15/37	1,795,000	1,810,611
GS Mortgage Securities Trust
Series 2019-GC42, Class A4
3.001%, due 9/1/52	1,175,000	1,297,985
Series 2019-GC40, Class A4
3.16%, due 7/10/52	2,002,000	2,238,025
Hawaii Hotel Trust
Series 2019-MAUI, Class A
1.276% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)	1,200,000	1,201,681
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,460,000	1,632,406
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4
4.166%, due 12/15/46	2,472,000	2,694,727
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,910,000	3,033,650
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,162,420	1,263,787
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	1,830,000	2,041,699
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	2,725,000	2,893,219
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A
3.749%, due 6/15/36	2,640,000	2,979,413
Series 2018-AUS, Class A
4.058%, due 8/17/36	3,120,000	3,519,934
		55,099,169

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 1.1%
Chase Home Lending Mortgage Trust (a)(i)
Series 2019-ATR2, Class A3
3.50%, due 7/25/49	$ 289,442	$ 299,256
Series 2019-ATR1, Class A4
4.00%, due 4/25/49	189,682	190,190
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.082% (30 Day Average SOFR + 2.00%), due 12/25/50 (a)(b)	2,440,000	2,445,339
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2017-DNA1, Class M2
3.38% (1 Month LIBOR + 3.25%), due 7/25/29	2,974,501	3,066,827
Series 2017-HQA1, Class M2
3.68% (1 Month LIBOR + 3.55%), due 8/25/29	3,606,525	3,708,225
Series 2015-DNA3, Class M3
4.83% (1 Month LIBOR + 4.70%), due 4/25/28	2,146,939	2,235,844
Series 2016-DNA1, Class M3
5.68% (1 Month LIBOR + 5.55%), due 7/25/28	1,524,163	1,598,401
J.P. Morgan Mortgage Trust (a)(i)
Series 2019-3, Class A3
4.00%, due 9/25/49	389,973	402,004
Series 2019-5, Class A4
4.00%, due 11/25/49	63,438	63,468
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	917,551	971,907
Wells Fargo Mortgage Backed Securities Trust
Series 2020-2, Class A1
3.00%, due 12/25/49 (a)(i)	1,943,893	1,999,189
		16,980,650
Total Mortgage-Backed Securities (Cost $109,758,102)		113,538,047
Municipal Bonds 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	2,700,000	2,886,624
New York 0.0%‡
New York State Thruway Authority, Revenue Bonds
Series M
2.90%, due 1/1/35	450,000	498,024
Total Municipal Bonds (Cost $3,150,000)		3,384,648

	Principal Amount	Value
U.S. Government & Federal Agencies 6.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.4%
Freddie Mac Pool, 30 Year
3.50%, due 7/1/50	$ 2,383,805	$ 2,534,062
UMBS
2.00%, due 7/1/50	1,835,978	1,896,317
2.00%, due 8/1/50	2,646,693	2,731,310
2.00%, due 8/1/50	5,924,369	6,187,834
2.00%, due 8/1/50	3,229,521	3,333,764
2.00%, due 9/1/50	1,599,057	1,654,845
3.50%, due 1/1/50	3,468,050	3,678,768
		22,016,900
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.2%
FHLMC Gold Pools, 30 Year
5.00%, due 12/1/44	3,019,008	3,506,646
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.1%
FNMA
3.50%, due 2/1/42	2,456,775	2,686,941
UMBS
2.00%, due 10/1/50	422,357	438,194
2.00%, due 12/1/50	668,082	689,647
2.50%, due 8/1/35	1,929,711	2,026,043
2.50%, due 5/1/50	1,849,125	1,946,809
2.50%, due 8/1/50	262,636	277,472
2.50%, due 8/1/50	3,012,182	3,186,494
2.50%, due 10/1/50	258,665	272,679
3.00%, due 3/1/50	2,025,501	2,186,894
3.00%, due 4/1/50	2,514,167	2,648,925
3.50%, due 3/1/37	4,047,850	4,516,564
4.00%, due 9/1/48	3,507,412	3,805,925
4.00%, due 1/1/49	904,978	988,684
4.00%, due 2/1/49	799,069	864,017
5.00%, due 9/1/33	3,628,008	4,185,839
UMBS, 30 Year
2.50%, due 1/1/51	795,000	841,202
		31,562,329
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
GNMA I, 30 Year
6.50%, due 4/15/29	10	11
6.50%, due 8/15/29	7	8
		19
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
1.625%, due 11/15/50	3,500,000	3,313,515
4.375%, due 11/15/39	6,581,000	9,634,995

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
4.375%, due 5/15/40	$ 2,140,000	$ 3,142,373
4.50%, due 5/15/38	1,010,000	1,479,295
		17,570,178
United States Treasury Inflation - Indexed Note 0.8%
U.S. Treasury Inflation Linked Notes
0.875%, due 1/15/29 (j)	9,415,000	11,459,006
United States Treasury Notes 1.2%
U.S. Treasury Notes
0.125%, due 1/31/23	8,445,000	8,446,319
0.125%, due 1/15/24	4,600,000	4,592,094
0.375%, due 1/31/26	310,000	308,959
0.75%, due 1/31/28	5,515,000	5,503,798
		18,851,170
Total U.S. Government & Federal Agencies (Cost $99,786,287)		104,966,248
Total Long-Term Bonds (Cost $769,206,746)		820,415,864

	Shares
Common Stocks 42.6%
Aerospace & Defense 0.7%
BAE Systems plc (United Kingdom)	967,824	6,127,742
Lockheed Martin Corp.	14,576	4,690,848
		10,818,590
Air Freight & Logistics 0.9%
Deutsche Post AG (Registered) (Germany)	127,696	6,324,141
Hyundai Glovis Co. Ltd. (Republic of Korea)	22,830	3,852,577
United Parcel Service, Inc., Class B	26,606	4,123,930
		14,300,648
Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA (France)	28,377	3,922,364
Banks 1.5%
JPMorgan Chase & Co.	48,711	6,267,644
PNC Financial Services Group, Inc. (The)	31,103	4,463,903
Royal Bank of Canada (Canada)	75,276	6,092,720
Truist Financial Corp.	120,553	5,784,133
		22,608,400
Beverages 0.9%
Coca-Cola Co. (The)	111,469	5,367,233

	Shares	Value
Common Stocks
Beverages
Coca-Cola European Partners plc (United Kingdom)	73,447	$ 3,413,082
PepsiCo, Inc.	38,616	5,273,787
		14,054,102
Biotechnology 1.2%
AbbVie, Inc.	118,883	12,183,130
Amgen, Inc.	26,613	6,425,176
		18,608,306
Capital Markets 1.2%
BlackRock, Inc.	5,793	4,062,399
Lazard Ltd., Class A	143,868	5,927,361
Singapore Exchange Ltd. (Singapore)	499,900	3,707,544
T. Rowe Price Group, Inc.	28,395	4,443,250
		18,140,554
Chemicals 1.8%
BASF SE (Germany)	85,955	6,658,152
Dow, Inc.	129,174	6,704,131
LyondellBasell Industries NV, Class A	64,703	5,548,929
Nutrien Ltd. (Canada)	188,995	9,292,884
		28,204,096
Commercial Services & Supplies 0.0%‡
Quad/Graphics, Inc.	10	47
Communications Equipment 0.6%
Cisco Systems, Inc.	225,386	10,047,708
Diversified Telecommunication Services 2.8%
AT&T, Inc.	279,556	8,003,688
BCE, Inc. (Canada)	156,468	6,636,813
Deutsche Telekom AG (Germany)	226,412	4,039,006
Orange SA (France)	394,987	4,651,481
TELUS Corp. (Canada)	296,342	6,115,711
Verizon Communications, Inc.	237,206	12,987,028
		42,433,727
Electric Utilities 1.7%
American Electric Power Co., Inc.	54,951	4,446,086
Duke Energy Corp.	44,122	4,147,468
Entergy Corp.	56,086	5,346,678
Evergy, Inc.	63,237	3,397,724
Fortis, Inc. (Canada)	99,607	4,028,680
Terna Rete Elettrica Nazionale SpA (Italy)	656,824	4,777,750
		26,144,386
Electrical Equipment 1.0%
Eaton Corp. plc	84,261	9,917,520

	Shares	Value
Common Stocks
Electrical Equipment
Emerson Electric Co.	62,401	$ 4,951,519
		14,869,039
Equity Real Estate Investment Trusts 1.3%
American Tower Corp.	17,223	3,915,821
Iron Mountain, Inc.	319,568	10,759,855
Welltower, Inc.	85,873	5,203,904
		19,879,580
Food Products 0.7%
Danone SA (France)	56,290	3,754,358
Nestle SA (Switzerland)	38,754	4,352,456
Orkla ASA (Norway)	344,947	3,359,443
		11,466,257
Gas Utilities 0.6%
Snam SpA (Italy)	1,658,002	8,708,232
Health Care Equipment & Supplies 0.2%
Medtronic plc	33,063	3,680,904
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp.	84,790	4,077,551
McDonald's Corp.	21,256	4,417,847
Restaurant Brands International, Inc. (Canada)	98,130	5,662,101
Vail Resorts, Inc.	14,193	3,774,770
		17,932,269
Household Durables 0.3%
Leggett & Platt, Inc.	111,415	4,568,015
Household Products 0.7%
Kimberly-Clark Corp.	58,948	7,787,031
Procter & Gamble Co. (The)	29,058	3,725,526
		11,512,557
Industrial Conglomerates 0.3%
Siemens AG (Registered) (Germany)	32,792	5,091,338
Insurance 2.9%
Allianz SE (Registered) (Germany)	41,752	9,450,621
Assicurazioni Generali SpA (Italy)	251,903	4,307,269
AXA SA (France)	185,976	4,130,149
Great-West Lifeco, Inc. (Canada)	156,184	3,566,430
MetLife, Inc.	193,088	9,297,187
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	29,094	7,725,177

	Shares	Value
Common Stocks
Insurance
Tokio Marine Holdings, Inc. (Japan)	135,300	$ 6,757,019
		45,233,852
IT Services 0.7%
International Business Machines Corp.	96,441	11,487,088
Leisure Products 0.4%
Hasbro, Inc.	60,337	5,660,817
Media 0.3%
ION Media Networks, Inc. (k)(l)(m)	12	11,046
Omnicom Group, Inc.	76,379	4,764,522
		4,775,568
Multiline Retail 0.3%
Target Corp.	24,511	4,440,658
Multi-Utilities 1.2%
Ameren Corp.	47,967	3,488,160
Dominion Energy, Inc.	83,751	6,104,610
National Grid plc (United Kingdom)	374,255	4,358,677
WEC Energy Group, Inc.	45,179	4,016,413
		17,967,860
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	66,591	5,673,553
Enterprise Products Partners LP	364,871	7,381,340
Magellan Midstream Partners LP	131,414	5,842,667
Phillips 66	75,488	5,118,086
TOTAL SE (France)	183,777	7,782,373
		31,798,019
Personal Products 0.5%
Unilever plc (United Kingdom)	128,516	7,466,055
Pharmaceuticals 4.3%
AstraZeneca plc, Sponsored ADR (United Kingdom)	74,923	3,791,104
Bayer AG (Registered) (Germany)	55,195	3,343,401
GlaxoSmithKline plc (United Kingdom)	321,029	5,968,871
Johnson & Johnson	42,866	6,992,731
Merck & Co., Inc.	112,831	8,695,885
Novartis AG (Registered) (Switzerland)	54,748	4,949,600
Pfizer, Inc.	205,576	7,380,178
Roche Holding AG (Switzerland)	15,494	5,342,669
Sanofi (France)	77,076	7,216,270
Takeda Pharmaceutical Co. Ltd. (Japan)	337,000	11,816,024
		65,496,733

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	63,032	$ 9,286,504
Broadcom, Inc.	20,637	9,296,968
Intel Corp.	98,196	5,450,860
KLA Corp.	44,023	12,329,522
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	121,932	14,817,177
Texas Instruments, Inc.	67,794	11,232,788
		62,413,819
Software 1.0%
Microsoft Corp.	65,198	15,123,328
Specialty Retail 0.4%
Home Depot, Inc. (The)	21,166	5,732,176
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	62,664	8,269,141
Samsung Electronics Co. Ltd. GDR (Republic of Korea)	7,655	14,085,200
		22,354,341
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.	334,446	5,113,679
Tobacco 1.9%
Altria Group, Inc.	238,789	9,809,452
British American Tobacco plc (United Kingdom)	157,325	5,728,477
British American Tobacco plc, Sponsored ADR (United Kingdom)	63,382	2,316,612
Philip Morris International, Inc.	137,563	10,956,893
		28,811,434
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	68,989	5,351,477
Watsco, Inc.	27,063	6,454,255
		11,805,732
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B (Canada)	71,874	3,243,674
Total Common Stocks (Cost $569,767,530)		655,915,952

	Shares	Value
Short-Term Investment 3.1%
Affiliated Investment Company 3.1% (n)
MainStay U.S. Government Liquidity Fund, 0.01%	47,079,501	$ 47,079,501
Total Short-Term Investment (Cost $47,079,501)		47,079,501
Total Investments (Cost $1,386,053,777)	99.0%	1,523,411,317
Other Assets, Less Liabilities	1.0	15,499,197
Net Assets	100.0%	$ 1,538,910,514

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $6,601,532, which represented 0.4% of the Fund’s net assets.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2021.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $11,046, which represented less than one-tenth of a percent of the Fund’s net assets.
(l)	Non-income producing security.
(m)	Restricted security.
(n)	Current yield as of January 31, 2021.
Foreign Currency Forward Contracts
As of January 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	16,582,846	JPMorgan Chase Bank N.A.	2/1/21	$ 1,218,830
GBP	9,851,000	USD	13,270,873	JPMorgan Chase Bank N.A.	2/1/21	226,475
USD	18,033,441	AUD	23,293,000	JPMorgan Chase Bank N.A.	2/1/21	231,765
USD	17,000,044	EUR	13,978,000	JPMorgan Chase Bank N.A.	2/1/21	37,041
USD	11,723,862	GBP	8,537,000	JPMorgan Chase Bank N.A.	2/1/21	26,891
USD	49,016,331	JPY	5,081,523,000	JPMorgan Chase Bank N.A.	2/1/21	503,055
Total Unrealized Appreciation						2,244,057

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	18,042,408	JPMorgan Chase Bank N.A.	5/4/21	$ (231,796)
EUR	18,966,000	USD	23,266,939	JPMorgan Chase Bank N.A.	2/1/21	(250,749)
EUR	13,978,000	USD	17,032,193	JPMorgan Chase Bank N.A.	5/4/21	(34,987)
GBP	8,537,000	USD	11,730,478	JPMorgan Chase Bank N.A.	5/4/21	(27,816)
JPY	5,081,523,000	USD	48,532,040	JPMorgan Chase Bank N.A.	2/1/21	(18,765)
JPY	5,081,523,000	USD	49,071,949	JPMorgan Chase Bank N.A.	5/6/21	(509,414)
USD	5,907,742	EUR	4,988,000	JPMorgan Chase Bank N.A.	2/1/21	(145,445)
USD	1,711,354	GBP	1,314,000	JPMorgan Chase Bank N.A.	2/1/21	(89,024)
Total Unrealized Depreciation						(1,307,996)
Net Unrealized Appreciation						$ 936,061

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	784	March 2021	$ 33,630,252	$ 33,090,499	$ (539,752)
FTSE 100 Index	172	March 2021	15,278,718	14,990,702	(288,016)
S&P 500 E-Mini Index	991	March 2021	181,069,921	183,592,660	2,522,739
U.S. Treasury 2 Year Notes	522	March 2021	115,250,773	115,349,765	98,992
U.S. Treasury 10 Year Notes	18	March 2021	2,483,197	2,466,563	(16,635)
U.S. Treasury Long Bonds	97	March 2021	16,848,170	16,365,719	(482,451)
U.S. Treasury Ultra Bonds	300	March 2021	64,556,982	61,415,625	(3,141,357)
Yen Denominated Nikkei 225 Index	465	March 2021	59,453,586	61,662,609	2,209,023
Total Long Contracts					362,543
Short Contracts
U.S. Treasury 5 Year Notes	(202)	March 2021	(25,427,507)	(25,426,750)	757
U.S. Treasury 10 Year Ultra Bonds	(193)	March 2021	(30,159,944)	(29,688,828)	471,116
Total Short Contracts					471,873
Net Unrealized Appreciation					$ 834,416

1.	As of January 31, 2021, cash in the amount of $7,545,714 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUAM—European Union Advisory Mission
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—United Kingdom Pound
GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association
JPY—Japan Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 47,211,490	$ —	$ 47,211,490
Convertible Bonds	—	7,728,822	—	7,728,822
Corporate Bonds	—	516,546,236	—	516,546,236
Foreign Government Bonds	—	13,856,543	—	13,856,543
Loan Assignments	—	12,584,980	598,850	13,183,830
Mortgage-Backed Securities	—	113,538,047	—	113,538,047
Municipal Bonds	—	3,384,648	—	3,384,648
U.S. Government & Federal Agencies	—	104,966,248	—	104,966,248
Total Long-Term Bonds	—	819,817,014	598,850	820,415,864
Common Stocks
Air Freight & Logistics	10,448,071	3,852,577	—	14,300,648
Capital Markets	14,433,010	3,707,544	—	18,140,554
Insurance	38,476,833	6,757,019	—	45,233,852
Media	4,764,522	11,046	—	4,775,568
Pharmaceuticals	53,680,709	11,816,024	—	65,496,733
All Other Industries	507,968,597	—	—	507,968,597
Total Common Stocks	629,771,742	26,144,210	—	655,915,952
Short-Term Investment
Affiliated Investment Company	47,079,501	—	—	47,079,501
Total Investments in Securities	676,851,243	845,961,224	598,850	1,523,411,317
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	2,244,057	—	2,244,057
Futures Contracts	5,302,627	—	—	5,302,627
Total Other Financial Instruments	5,302,627	2,244,057	—	7,546,684
Total Investments in Securities and Other Financial Instruments	$ 682,153,870	$ 848,205,281	$ 598,850	$ 1,530,958,001
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,307,996)	$ —	$ (1,307,996)
Futures Contracts	(4,468,211)	—	—	(4,468,211)
Total Other Financial Instruments	$ (4,468,211)	$ (1,307,996)	$ —	$ (5,776,207)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Common Stock Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 2.0%
Boeing Co. (The)	2,259	$ 438,675
Huntington Ingalls Industries, Inc.	5,380	846,435
Lockheed Martin Corp.	1,121	360,760
Northrop Grumman Corp.	342	98,021
Raytheon Technologies Corp.	6,466	431,476
Textron, Inc.	13,660	618,252
		2,793,619
Air Freight & Logistics 0.7%
FedEx Corp.	2,381	560,345
United Parcel Service, Inc., Class B	2,108	326,740
		887,085
Auto Components 0.1%
Aptiv plc	1,149	153,506
Automobiles 1.5% (a)
Tesla, Inc.	2,563	2,033,817
Banks 3.6%
Bank of America Corp.	14,882	441,251
Comerica, Inc.	14,415	824,538
Fifth Third Bancorp	19,190	555,167
JPMorgan Chase & Co.	5,995	771,377
Signature Bank	5,330	880,463
Synovus Financial Corp.	26,791	996,625
Truist Financial Corp.	10,429	500,383
		4,969,804
Beverages 0.2%
Coca-Cola Co. (The)	150	7,222
Molson Coors Beverage Co., Class B	3,023	151,634
PepsiCo, Inc.	897	122,503
		281,359
Biotechnology 4.4%
AbbVie, Inc.	6,231	638,553
Amgen, Inc.	5,750	1,388,222
Biogen, Inc. (a)	4,125	1,165,766
Exelixis, Inc. (a)	2,353	52,260
Gilead Sciences, Inc.	20,056	1,315,674
Incyte Corp. (a)	4,144	371,924
Regeneron Pharmaceuticals, Inc. (a)	751	378,384
United Therapeutics Corp. (a)	4,636	759,470
		6,070,253
Building Products 0.6%
Carrier Global Corp.	3,474	133,749

	Shares	Value
Common Stocks
Building Products
Masco Corp.	13,239	$ 719,010
		852,759
Capital Markets 3.3%
Ameriprise Financial, Inc.	4,486	887,645
Bank of New York Mellon Corp. (The)	22,619	900,915
BlackRock, Inc.	742	520,335
Evercore, Inc., Class A	3,524	384,468
Raymond James Financial, Inc.	9,690	968,322
State Street Corp.	12,966	907,620
		4,569,305
Chemicals 0.1%
CF Industries Holdings, Inc.	2,413	99,850
Commercial Services & Supplies 0.1%
Waste Management, Inc.	1,566	174,327
Communications Equipment 0.4%
Cisco Systems, Inc.	11,205	499,519
Construction & Engineering 0.7%
Quanta Services, Inc.	13,158	927,244
Consumer Finance 0.7%
SLM Corp.	69,185	960,288
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B (a)	4,429	1,009,236
Jefferies Financial Group, Inc.	15,112	352,865
		1,362,101
Diversified Telecommunication Services 0.3%
AT&T, Inc.	7,320	209,572
Verizon Communications, Inc.	3,140	171,915
		381,487
Electric Utilities 1.0%
Duke Energy Corp.	3,094	290,836
Entergy Corp.	1,398	133,271
FirstEnergy Corp.	161	4,952
NRG Energy, Inc.	10,186	421,802
OGE Energy Corp.	2,918	89,058
PPL Corp.	9,993	276,506
Southern Co. (The)	2,143	126,266
		1,342,691

	Shares	Value
Common Stocks
Electrical Equipment 0.3%
Regal Beloit Corp.	3,640	$ 456,747
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc. (a)	5,699	556,394
Jabil, Inc.	13,933	576,408
		1,132,802
Energy Equipment & Services 0.5%
Schlumberger NV	10,214	226,853
TechnipFMC plc	38,610	412,741
		639,594
Entertainment 0.9% (a)
Netflix, Inc.	250	133,098
Take-Two Interactive Software, Inc.	2,937	588,722
Walt Disney Co. (The)	2,655	446,491
		1,168,311
Equity Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc.	526	87,900
American Tower Corp.	1,463	332,628
Crown Castle International Corp.	1,834	292,083
Duke Realty Corp.	1,582	62,584
Equinix, Inc.	379	280,445
Healthpeak Properties, Inc.	2,290	67,898
Host Hotels & Resorts, Inc.	3,000	40,650
Mid-America Apartment Communities, Inc.	486	64,517
Prologis, Inc.	3,145	324,564
Public Storage	647	147,270
SBA Communications Corp.	472	126,812
		1,827,351
Food & Staples Retailing 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	6,229	262,054
Costco Wholesale Corp.	4,237	1,493,246
Kroger Co. (The)	10,830	373,635
Sysco Corp.	14,061	1,005,502
Walmart, Inc.	11,801	1,657,923
		4,792,360
Food Products 0.9%
Ingredion, Inc.	8,315	627,533
Tyson Foods, Inc., Class A	9,948	639,756
		1,267,289
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	4,340	536,380
Hill-Rom Holdings, Inc.	3,324	319,237

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Hologic, Inc. (a)	3,371	$ 268,770
		1,124,387
Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	500	52,100
Anthem, Inc.	3,869	1,149,016
Cardinal Health, Inc.	16,180	869,352
HCA Healthcare, Inc.	6,402	1,040,197
Humana, Inc.	2,776	1,063,513
McKesson Corp.	5,705	995,351
UnitedHealth Group, Inc.	3,850	1,284,283
Universal Health Services, Inc., Class B	6,674	832,114
		7,285,926
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	7,922	926,002
Domino's Pizza, Inc.	2,335	865,725
Yum! Brands, Inc.	3,435	348,618
		2,140,345
Household Durables 0.2%
PulteGroup, Inc.	6,912	300,672
Household Products 2.0%
Colgate-Palmolive Co.	4,076	317,928
Kimberly-Clark Corp.	2,659	351,254
Procter & Gamble Co. (The)	15,726	2,016,230
		2,685,412
Insurance 1.4%
Aflac, Inc.	4,062	183,521
Allstate Corp. (The)	9,411	1,008,671
Unum Group	28,674	666,097
		1,858,289
Interactive Media & Services 5.9% (a)
Alphabet, Inc.
Class A	1,529	2,794,034
Class C	1,480	2,716,895
Facebook, Inc., Class A	10,270	2,653,049
		8,163,978
Internet & Direct Marketing Retail 5.7%
Amazon.com, Inc. (a)	2,083	6,678,515
eBay, Inc.	19,477	1,100,645
		7,779,160
IT Services 4.1%
Accenture plc, Class A	1,862	450,455

	Shares	Value
Common Stocks
IT Services
DXC Technology Co.	38,528	$ 1,086,489
Leidos Holdings, Inc.	2,135	226,438
Mastercard, Inc., Class A	3,745	1,184,506
MAXIMUS, Inc.	867	65,077
PayPal Holdings, Inc. (a)	4,983	1,167,567
Visa, Inc., Class A	7,215	1,394,299
		5,574,831
Leisure Products 0.1%
Polaris, Inc.	1,202	140,237
Life Sciences Tools & Services 1.6%
IQVIA Holdings, Inc. (a)	4,451	791,388
PRA Health Sciences, Inc. (a)	6,171	760,514
Thermo Fisher Scientific, Inc.	1,219	621,324
Waters Corp. (a)	262	69,344
		2,242,570
Machinery 1.9%
AGCO Corp.	8,340	924,906
Deere & Co.	4,548	1,313,462
PACCAR, Inc.	2,922	266,545
Parker-Hannifin Corp.	468	123,838
		2,628,751
Media 0.7%
Charter Communications, Inc., Class A (a)	1,418	861,520
Comcast Corp., Class A	2,341	116,043
		977,563
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	6,183	166,384
Newmont Corp.	16,693	994,903
		1,161,287
Multiline Retail 1.2%
Dollar General Corp.	2,007	390,582
Target Corp.	7,144	1,294,279
		1,684,861
Multi-Utilities 0.8%
Consolidated Edison, Inc.	4,882	345,548
Dominion Energy, Inc.	9,329	679,991
		1,025,539
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	7,345	625,794
Devon Energy Corp.	4,273	70,334
EOG Resources, Inc.	55	2,803

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
HollyFrontier Corp.	27,718	$ 788,854
Kinder Morgan, Inc.	21,246	299,144
Valero Energy Corp.	3,092	174,481
		1,961,410
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	3,246	199,402
Eli Lilly and Co.	824	171,367
Johnson & Johnson	16,454	2,684,141
Merck & Co., Inc.	14,113	1,087,689
Perrigo Co. plc	8,359	356,929
Pfizer, Inc.	3,409	122,383
		4,621,911
Professional Services 0.6%
ManpowerGroup, Inc.	9,468	837,350
Robert Half International, Inc.	162	10,935
		848,285
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. (a)	497	42,563
Applied Materials, Inc.	1,556	150,434
Broadcom, Inc.	3,729	1,679,915
Intel Corp.	26,726	1,483,560
Lam Research Corp.	1,559	754,478
NVIDIA Corp.	2,633	1,368,081
Qorvo, Inc. (a)	3,936	672,584
QUALCOMM, Inc.	7,826	1,223,047
Texas Instruments, Inc.	1,406	232,960
		7,607,622
Software 10.3%
Adobe, Inc. (a)	1,652	757,888
Autodesk, Inc. (a)	3,629	1,006,793
CDK Global, Inc.	12,985	647,952
Citrix Systems, Inc.	6,727	896,776
Fortinet, Inc. (a)	6,183	894,989
Intuit, Inc.	313	113,065
Microsoft Corp.	36,041	8,360,070
Oracle Corp.	6,371	385,000
salesforce.com, Inc. (a)	3,891	877,654
ServiceNow, Inc. (a)	360	195,538
		14,135,725
Specialty Retail 3.9%
Best Buy Co., Inc.	9,313	1,013,441
Gap, Inc. (The)	24,084	487,701
Home Depot, Inc. (The)	7,408	2,006,234
L Brands, Inc.	23,274	948,648

	Shares	Value
Common Stocks
Specialty Retail
Lowe's Cos., Inc.	3,475	$ 579,804
TJX Cos., Inc. (The)	5,104	326,860
		5,362,688
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	74,727	9,860,975
HP, Inc.	41,742	1,016,000
Xerox Holdings Corp.	39,198	824,334
		11,701,309
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	5,336	712,836
PVH Corp.	1,825	155,600
Tapestry, Inc.	4,339	137,199
		1,005,635
Thrifts & Mortgage Finance 0.4%
New York Community Bancorp, Inc.	53,591	560,562
Tobacco 0.3%
Philip Morris International, Inc.	5,796	461,651
Wireless Telecommunication Services 0.2% (a)
T-Mobile US, Inc.	2,482	312,931
Total Common Stocks (Cost $95,490,402)		134,997,005
Exchange-Traded Fund 1.9%
SPDR S&P 500 ETF Trust	7,010	2,594,191
Total Exchange-Traded Fund (Cost $2,430,698)		2,594,191

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0%‡(b)
MainStay U.S. Government Liquidity Fund, 0.01%	28,700	28,700
Total Short-Term Investment (Cost $28,700)		28,700
Total Investments (Cost $97,949,800)	100.1%	137,619,896
Other Assets, Less Liabilities	(0.1)	(177,477)
Net Assets	100.0%	$ 137,442,419

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 134,997,005	$ —	$ —	$ 134,997,005
Exchange-Traded Fund	2,594,191	—	—	2,594,191
Short-Term Investment
Affiliated Investment Company	28,700	—	—	28,700
Total Investments in Securities	$ 137,619,896	$ —	$ —	$ 137,619,896

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bond 0.1%
Corporate Bond 0.1%(a)(b)
Oil & Gas Services 0.1%
Weatherford International Ltd.
11.00%, due 12/1/24	$ 1,970,000	$ 1,689,275
Total Long-Term Bond (Cost $25,400,044)		1,689,275
Convertible Securities 93.3%
Convertible Bonds 87.6%
Airlines 2.6%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	9,495,552
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	38,971,433
		48,466,985
Auto Manufacturers 3.3%
Tesla, Inc.
1.25%, due 3/1/21	5,610,000	61,817,878
Biotechnology 6.6%
Apellis Pharmaceuticals, Inc.
3.50%, due 9/15/26	7,350,000	10,692,970
BioMarin Pharmaceutical, Inc.
0.599%, due 8/1/24 (b)	28,812,000	30,920,087
Bridgebio Pharma, Inc.
2.50%, due 3/15/27 (a)	6,975,000	10,988,856
Exact Sciences Corp.
0.375%, due 3/1/28	22,800,000	30,657,692
Guardant Health, Inc.
(zero coupon), due 11/15/27 (a)	7,026,000	9,385,172
Illumina, Inc.
(zero coupon), due 8/15/23 (b)	12,566,000	15,223,697
Ionis Pharmaceuticals, Inc.
1.00%, due 11/15/21	14,497,000	16,200,397
		124,068,871
Building Materials 1.0%
Patrick Industries, Inc.
1.00%, due 2/1/23	17,232,000	18,381,489
Commercial Services 3.2%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26 (a)	3,775,000	3,765,615
Chegg, Inc.
(zero coupon), due 9/1/26 (a)	8,817,000	10,258,580
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,900,000	13,061,303

	Principal Amount	Value
Convertible Bonds
Commercial Services
Repay Holdings Corp.
(zero coupon), due 2/1/26 (a)	$ 2,525,000	$ 2,532,765
Sabre GLBL, Inc.
4.00%, due 4/15/25 (a)	1,835,000	3,042,410
Shift4 Payments, Inc.
(zero coupon), due 12/15/25 (a)	3,720,000	4,275,368
Square, Inc.
0.125%, due 3/1/25 (a)	7,055,000	13,341,617
0.25%, due 11/1/27 (a)	855,000	968,964
0.50%, due 5/15/23	3,016,000	8,419,458
		59,666,080
Computers 3.0%
Lumentum Holdings, Inc.
0.25%, due 3/15/24	25,786,000	42,539,643
Parsons Corp.
0.25%, due 8/15/25 (a)	4,641,000	4,832,673
Zscaler, Inc.
0.125%, due 7/1/25 (a)	5,870,000	8,782,757
		56,155,073
Diversified Financial Services 0.3%
LendingTree, Inc.
0.625%, due 6/1/22	4,144,000	6,725,931
Electric 1.0%
NRG Energy, Inc.
2.75%, due 6/1/48	15,207,000	18,286,418
Energy-Alternate Sources 2.7% (a)
Enphase Energy, Inc.
0.25%, due 3/1/25	8,840,000	20,877,175
NextEra Energy Partners LP
(zero coupon), due 11/15/25	9,417,000	10,861,395
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	14,777,000	19,646,022
		51,384,592
Entertainment 1.8%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	6,833,000	8,320,050
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26 (a)	3,110,000	3,141,100
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (a)	22,830,000	23,115,375
		34,576,525

	Principal Amount	Value
Convertible Bonds
Food 0.5%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	$ 8,676,000	$ 8,730,225
Healthcare-Products 2.6%
Cantel Medical Corp.
3.25%, due 5/15/25 (a)	4,372,000	8,800,179
CONMED Corp.
2.625%, due 2/1/24	14,746,000	20,732,611
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25 (a)	6,602,000	7,437,892
NuVasive, Inc.
0.375%, due 3/15/25 (a)	8,085,000	7,815,512
Omnicell, Inc.
0.25%, due 9/15/25 (a)	2,760,000	3,712,200
		48,498,394
Healthcare-Services 5.0%
Anthem, Inc.
2.75%, due 10/15/42	11,746,000	48,831,649
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	20,819,000	29,484,909
1.375%, due 5/15/25	3,163,000	15,561,960
		93,878,518
Internet 10.8%
Booking Holdings, Inc.
0.90%, due 9/15/21	19,156,000	20,923,202
Etsy, Inc.
0.125%, due 10/1/26	15,403,000	36,312,599
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	21,449,883
Match Group Financeco, Inc.
0.875%, due 10/1/22 (a)	2,000	6,377
Okta, Inc.
0.125%, due 9/1/25	5,611,000	8,495,251
Palo Alto Networks, Inc.
0.375%, due 6/1/25 (a)	9,385,000	12,427,027
0.75%, due 7/1/23	13,659,000	19,400,625
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	6,801,606
Shopify, Inc.
0.125%, due 11/1/25	16,390,000	19,401,662
Snap, Inc.
0.75%, due 8/1/26	10,150,000	24,317,427
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (a)	4,665,000	4,885,791
Wix.com Ltd.
(zero coupon), due 7/1/23	9,213,000	16,836,757

	Principal Amount	Value
Convertible Bonds
Internet
Zendesk, Inc.
0.625%, due 6/15/25 (a)	$ 8,790,000	$ 13,023,690
		204,281,897
Leisure Time 1.7% (a)
Carnival Corp.
5.75%, due 4/1/23	6,302,000	13,275,163
NCL Corp. Ltd.
5.375%, due 8/1/25	4,670,000	7,233,830
6.00%, due 5/15/24	2,849,000	5,497,146
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23	5,055,000	6,165,096
		32,171,235
Machinery-Diversified 1.9% (a)
Chart Industries, Inc.
1.00%, due 11/15/24	16,788,000	35,787,356
Media 2.5%
DISH Network Corp.
(zero coupon), due 12/15/25 (a)	23,010,000	21,728,243
Liberty Media Corp.
1.375%, due 10/15/23	11,345,000	13,940,690
Liberty Media Corp-Liberty Formula One
1.00%, due 1/30/23	9,441,000	11,469,376
		47,138,309
Oil & Gas 3.0%
Ensco Jersey Finance Ltd.
3.00%, due 1/31/24 (c)(d)	20,143,000	2,920,735
EQT Corp.
1.75%, due 5/1/26 (a)	19,418,000	26,373,236
Pioneer Natural Resources Co.
0.25%, due 5/15/25 (a)	20,049,000	27,750,088
		57,044,059
Oil & Gas Services 1.7%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	10,842,000	11,550,633
Newpark Resources, Inc.
4.00%, due 12/1/21	7,687,000	6,916,200
Oil States International, Inc.
1.50%, due 2/15/23	17,078,000	13,992,448
		32,459,281
Pharmaceuticals 2.9%
DexCom, Inc.
0.25%, due 11/15/25 (a)	29,265,000	29,911,779

	Principal Amount	Value
Convertible Bonds
Pharmaceuticals
Neurocrine Biosciences, Inc.
2.25%, due 5/15/24	$ 10,073,000	$ 15,161,429
Pacira BioSciences, Inc.
0.75%, due 8/1/25 (a)	7,100,000	8,484,794
2.375%, due 4/1/22	1,655,000	1,967,999
		55,526,001
Real Estate 0.2% (a)
Redfin Corp.
(zero coupon), due 10/15/25	2,765,000	3,400,332
Real Estate Investment Trusts 0.4%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	7,815,000	7,727,034
Retail 1.7% (a)
American Eagle Outfitters, Inc.
3.75%, due 4/15/25	5,529,000	15,072,399
Burlington Stores, Inc.
2.25%, due 4/15/25	13,238,000	17,782,173
		32,854,572
Semiconductors 7.8%
Cree, Inc.
1.75%, due 5/1/26 (a)	2,320,000	5,220,931
Inphi Corp.
0.75%, due 4/15/25 (a)	19,787,000	28,775,454
Microchip Technology, Inc.
1.625%, due 2/15/25	8,778,000	26,318,982
1.625%, due 2/15/27	7,129,000	14,270,544
Micron Technology, Inc.
Series D
3.125%, due 5/1/32	3,183,000	25,008,951
Novellus Systems, Inc.
2.625%, due 5/15/41	1,076,000	16,362,360
ON Semiconductor Corp.
1.625%, due 10/15/23	2,305,000	4,105,781
Rambus, Inc.
1.375%, due 2/1/23	9,996,000	11,829,858
Silicon Laboratories, Inc.
0.625%, due 6/15/25 (a)	11,680,000	15,144,747
		147,037,608
Software 15.1%
Akamai Technologies, Inc.
0.375%, due 9/1/27	11,420,000	13,165,707
Atlassian, Inc.
0.625%, due 5/1/23	7,719,000	21,920,229

	Principal Amount	Value
Convertible Bonds
Software
Bentley Systems, Inc.
0.125%, due 1/15/26 (a)	$ 3,570,000	$ 3,594,194
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25 (a)	4,680,000	5,126,512
Coupa Software, Inc.
0.375%, due 6/15/26 (a)	6,055,000	7,846,200
Datadog, Inc.
0.125%, due 6/15/25 (a)	7,470,000	10,126,519
Envestnet, Inc.
1.75%, due 6/1/23	12,037,000	15,416,046
Everbridge, Inc.
0.125%, due 12/15/24	5,415,000	7,418,199
Five9, Inc.
0.50%, due 6/1/25 (a)	4,675,000	6,598,495
J2 Global, Inc.
1.75%, due 11/1/26 (a)	5,220,000	5,618,461
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	13,071,062
NICE Systems, Inc.
1.25%, due 1/15/24	12,131,000	38,045,849
Nuance Communications, Inc.
1.25%, due 4/1/25	11,278,000	26,602,546
RingCentral, Inc.
(zero coupon), due 3/1/25 (a)	27,757,000	34,937,164
Slack Technologies, Inc.
0.50%, due 4/15/25 (a)	6,747,000	9,859,054
Splunk, Inc.
0.50%, due 9/15/23 (b)	17,437,000	22,433,252
Twilio, Inc.
0.25%, due 6/1/23	3,269,000	16,590,384
Workday, Inc.
0.25%, due 10/1/22	7,982,000	12,825,234
Zynga, Inc.
0.25%, due 6/1/24	10,627,000	14,326,259
		285,521,366
Telecommunications 3.6%
Infinera Corp.
2.50%, due 3/1/27 (a)	7,050,000	10,539,825
InterDigital, Inc.
2.00%, due 6/1/24	4,500,000	4,851,450
NICE Ltd.
(zero coupon), due 9/15/25 (a)(b)	21,461,000	24,632,368
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	19,434,121
Vonage Holdings Corp.
1.75%, due 6/1/24	8,091,000	8,644,985
		68,102,749

	Principal Amount	Value
Convertible Bonds
Transportation 0.7%
Atlas Air Worldwide Holdings, Inc.
2.25%, due 6/1/22	$ 13,687,000	$ 14,114,719
Total Convertible Bonds (Cost $1,185,721,569)		1,653,803,497

	Shares
Convertible Preferred Stocks 5.7%
Banks 1.8% (e)
Bank of America Corp.
Series L
7.25%	12,072	17,658,680
Wells Fargo & Co.
Series L
7.50%	11,552	16,681,088
		34,339,768
Capital Markets 0.5%
KKR & Co., Inc.
Series C
6.00%	165,650	9,635,861
Chemicals 0.3% (e)
Lyondellbasell Advanced Polymers, Inc.
6.00%	5,832	6,269,400
Electric Utilities 1.0%
PG&E Corp.
5.50%	160,900	18,352,254
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.
Series B
6.00%	86,450	4,865,406
Machinery 1.1%
Stanley Black & Decker, Inc.
5.25%	182,200	19,854,334

	Shares	Value
Convertible Preferred Stocks
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc.
Series A
8.00%	9,655	$ 14,180,781
Total Convertible Preferred Stocks (Cost $92,659,680)		107,497,804
Total Convertible Securities (Cost $1,278,381,249)		1,761,301,301
Common Stocks 5.1%
Banks 0.6%
Bank of America Corp.	398,621	11,819,113
Energy Equipment & Services 0.1% (f)
Weatherford International plc	272,914	1,855,815
Health Care Equipment & Supplies 4.4%
Danaher Corp.	326,913	77,752,988
Teleflex, Inc.	14,082	5,317,786
		83,070,774
Total Common Stocks (Cost $27,689,650)		96,745,702
Short-Term Investments 2.9%(g)
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 0.01%	24,921,949	24,921,949
Unaffiliated Investment Company 1.6% (h)
BlackRock Liquidity FedFund, 0.105%	29,369,539	29,369,539
Total Short-Term Investments (Cost $54,291,488)		54,291,488
Total Investments (Cost $1,385,762,431)	101.4%	1,914,027,766
Other Assets, Less Liabilities	(1.4)	(26,365,707)
Net Assets	100.0%	$ 1,887,662,059

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $34,045,520; the total market value of collateral held by the Fund was $34,897,793. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,528,254. The Fund received cash collateral with a value of $29,369,539.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Non-income producing security.
(g)	Current yield as of January 31, 2021.
(h)	Represents a security purchased with cash collateral received for securities on loan.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bond
Corporate Bond	$ —	$ 1,689,275	$ —	$ 1,689,275
Convertible Securities
Convertible Bonds	—	1,653,803,497	—	1,653,803,497
Convertible Preferred Stocks	38,802,435	68,695,369	—	107,497,804
Total Convertible Securities	38,802,435	1,722,498,866	—	1,761,301,301
Common Stocks	96,745,702	—	—	96,745,702
Short-Term Investments
Affiliated Investment Company	24,921,949	—	—	24,921,949
Unaffiliated Investment Company	29,369,539	—	—	29,369,539
Total Short-Term Investments	54,291,488	—	—	54,291,488
Total Investments in Securities	$ 189,839,625	$ 1,724,188,141	$ —	$ 1,914,027,766

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.9%
Convertible Bonds 1.0%
Investment Companies 0.2%
Ares Capital Corp.
3.75%, due 2/1/22	$ 6,000,000	$ 6,051,000
4.625%, due 3/1/24	18,360,000	19,909,584
		25,960,584
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	37,339,000	34,237,956
3.375%, due 8/15/26	23,500,000	21,727,925
		55,965,881
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (a)	47,346,987	36,935,385
Total Convertible Bonds (Cost $122,143,965)		118,861,850
Corporate Bonds 89.4%
Advertising 1.7%
Lamar Media Corp.
3.625%, due 1/15/31 (b)	36,000,000	36,315,000
3.75%, due 2/15/28	21,000,000	21,347,025
4.00%, due 2/15/30	18,500,000	18,962,500
4.875%, due 1/15/29	6,000,000	6,360,000
5.75%, due 2/1/26	46,042,000	47,372,614
Outfront Media Capital LLC
4.25%, due 1/15/29 (b)	7,275,000	7,220,437
4.625%, due 3/15/30 (b)	5,305,000	5,291,738
5.00%, due 8/15/27 (b)	26,000,000	26,800,800
5.625%, due 2/15/24	23,126,000	23,364,198
6.25%, due 6/15/25 (b)	15,570,000	16,484,737
		209,519,049
Aerospace & Defense 1.7%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (b)	25,280,000	25,343,200
Rolls-Royce plc
5.75%, due 10/15/27 (b)	6,500,000	6,955,000
SSL Robotics LLC
9.75%, due 12/31/23 (b)	5,000,000	5,644,350
TransDigm UK Holdings plc
6.875%, due 5/15/26	18,100,000	19,067,834
TransDigm, Inc.
4.625%, due 1/15/29 (b)	26,200,000	26,003,500
6.25%, due 3/15/26 (b)	80,375,000	84,766,690
6.50%, due 7/15/24	15,916,000	16,197,713

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.50%, due 5/15/25	$ 5,000,000	$ 5,125,000
7.50%, due 3/15/27	11,350,000	12,144,500
8.00%, due 12/15/25 (b)	11,000,000	12,031,250
		213,279,037
Airlines 0.8%
Delta Air Lines, Inc.
4.50%, due 10/20/25 (b)	17,200,000	18,373,288
4.75%, due 10/20/28 (b)	23,500,000	25,999,315
7.00%, due 5/1/25 (b)	6,000,000	6,957,487
7.375%, due 1/15/26	8,500,000	9,759,806
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (b)	22,235,000	24,319,532
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (b)	10,500,000	11,912,250
		97,321,678
Apparel 0.1%
Levi Strauss & Co.
5.00%, due 5/1/25	15,000,000	15,399,000
Auto Manufacturers 2.5%
BCD Acquisition, Inc.
9.625%, due 9/15/23 (b)	21,080,000	21,598,146
Ford Holdings LLC
9.30%, due 3/1/30	30,695,000	40,534,589
Ford Motor Co.
7.45%, due 7/16/31	16,935,000	21,634,463
9.00%, due 4/22/25	8,400,000	10,215,912
9.625%, due 4/22/30	7,000,000	9,920,320
Ford Motor Credit Co. LLC
3.336%, due 3/18/21	2,000,000	2,002,312
3.339%, due 3/28/22	6,000,000	6,052,500
3.375%, due 11/13/25	12,000,000	12,251,400
4.00%, due 11/13/30	25,000,000	25,578,250
4.125%, due 8/17/27	4,000,000	4,210,000
4.271%, due 1/9/27	7,500,000	7,903,125
4.389%, due 1/8/26	2,500,000	2,659,375
5.125%, due 6/16/25	13,000,000	14,121,250
5.584%, due 3/18/24	3,660,000	3,956,277
General Motors Co.
6.80%, due 10/1/27	5,500,000	7,064,579
General Motors Financial Co., Inc.
4.35%, due 4/9/25	7,410,000	8,284,149
5.10%, due 1/17/24	1,900,000	2,123,609
5.25%, due 3/1/26	14,220,000	16,722,036

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (b)	$ 40,745,000	$ 43,393,425
Mclaren Finance plc
5.75%, due 8/1/22 (b)	26,535,000	25,539,938
PM General Purchaser LLC
9.50%, due 10/1/28 (b)	16,975,000	18,649,584
Wabash National Corp.
5.50%, due 10/1/25 (b)	17,824,000	18,180,480
		322,595,719
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (b)	21,225,000	21,483,945
Adient US LLC (b)
7.00%, due 5/15/26	17,905,000	19,485,385
9.00%, due 4/15/25	6,000,000	6,712,500
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	2,676,000	2,756,280
Dealer Tire LLC
8.00%, due 2/1/28 (b)	4,160,000	4,420,000
Exide Global Holding Netherlands CV
10.75%, due 10/26/24 (c)(d)(e)	13,730,000	13,029,770
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	33,725,000	34,905,375
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	28,859,000	30,635,704
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	30,170,000	33,187,000
Meritor, Inc.
4.50%, due 12/15/28 (b)	4,000,000	4,060,000
6.25%, due 2/15/24	1,932,000	1,959,773
6.25%, due 6/1/25 (b)	8,000,000	8,520,000
Nexteer Automotive Group Ltd.
5.875%, due 11/15/21 (b)	24,020,000	24,032,837
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (b)	16,720,000	17,153,048
Tenneco, Inc.
5.00%, due 7/15/26	11,053,000	10,196,392
5.375%, due 12/15/24	8,800,000	8,536,000
7.875%, due 1/15/29 (b)	15,000,000	16,875,075
		257,949,084
Building Materials 0.8%
Griffon Corp.
5.75%, due 3/1/28	5,000,000	5,287,500
James Hardie International Finance DAC
5.00%, due 1/15/28 (b)	31,840,000	33,830,000
Patrick Industries, Inc.
7.50%, due 10/15/27 (b)	18,400,000	20,102,000

	Principal Amount	Value
Corporate Bonds
Building Materials
Summit Materials LLC (b)
5.125%, due 6/1/25	$ 7,815,000	$ 7,961,531
5.25%, due 1/15/29	15,500,000	16,313,750
6.50%, due 3/15/27	21,730,000	23,033,800
		106,528,581
Chemicals 1.7%
Axalta Coating Systems LLC (b)
3.375%, due 2/15/29	11,000,000	10,807,500
4.75%, due 6/15/27	5,000,000	5,244,998
Blue Cube Spinco LLC
10.00%, due 10/15/25	24,400,000	25,925,000
Innophos Holdings, Inc.
9.375%, due 2/15/28 (b)	25,251,000	27,649,845
Kraton Polymers LLC
4.25%, due 12/15/25 (b)	5,000,000	5,025,000
Neon Holdings, Inc.
10.125%, due 4/1/26 (b)	25,307,000	27,647,897
NOVA Chemicals Corp. (b)
4.875%, due 6/1/24	9,810,000	10,055,250
5.25%, due 6/1/27	12,500,000	13,031,250
Olin Corp.
5.50%, due 8/15/22	8,000,000	8,340,000
9.50%, due 6/1/25 (b)	7,000,000	8,709,750
TPC Group, Inc.
10.50%, due 8/1/24 (b)	55,497,000	52,629,470
10.875%, due 8/1/24 (d)	22,000,721	21,569,334
W.R. Grace & Co.-Conn.
4.875%, due 6/15/27 (b)	2,500,000	2,621,735
		219,257,029
Coal 0.1%
Natural Resource Partners LP
9.125%, due 6/30/25 (b)	10,000,000	9,375,000
Commercial Services 3.1%
Allied Universal Holdco LLC (b)
6.625%, due 7/15/26	8,350,000	8,944,520
9.75%, due 7/15/27	14,705,000	16,028,450
AMN Healthcare, Inc. (b)
4.00%, due 4/15/29	9,500,000	9,701,875
4.625%, due 10/1/27	10,977,000	11,402,359
Ashtead Capital, Inc. (b)
4.00%, due 5/1/28	16,665,000	17,773,222
4.25%, due 11/1/29	13,400,000	14,742,814
4.375%, due 8/15/27	12,944,000	13,639,740
5.25%, due 8/1/26	17,120,000	18,075,810

	Principal Amount	Value
Corporate Bonds
Commercial Services
Cimpress plc
7.00%, due 6/15/26 (b)	$ 30,585,000	$ 32,152,481
Gartner, Inc. (b)
3.75%, due 10/1/30	18,000,000	18,562,500
4.50%, due 7/1/28	4,000,000	4,218,800
Graham Holdings Co.
5.75%, due 6/1/26 (b)	39,695,000	41,630,131
IHS Markit Ltd. (b)
4.75%, due 2/15/25	3,000,000	3,413,400
5.00%, due 11/1/22	28,545,000	30,396,136
Jaguar Holding Co. II
5.00%, due 6/15/28 (b)	5,585,000	5,934,062
Korn Ferry
4.625%, due 12/15/27 (b)	10,685,000	11,235,277
Legends Hospitality Holding Co. LLC
5.00%, due 2/1/26 (b)	3,000,000	3,048,750
MPH Acquisition Holdings LLC
5.75%, due 11/1/28 (b)	13,500,000	13,381,875
Nielsen Co. Luxembourg SARL (The) (b)
5.00%, due 2/1/25	5,287,000	5,432,393
5.50%, due 10/1/21	1,164,000	1,166,910
Nielsen Finance LLC (b)
5.00%, due 4/15/22	9,497,000	9,515,994
5.625%, due 10/1/28	8,000,000	8,563,400
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (b)	21,925,000	22,555,344
Service Corp. International
3.375%, due 8/15/30	17,700,000	17,965,500
United Rentals North America, Inc.
3.875%, due 11/15/27	14,735,000	15,491,495
3.875%, due 2/15/31	17,500,000	18,292,750
4.875%, due 1/15/28	8,300,000	8,849,875
5.25%, due 1/15/30	3,500,000	3,876,250
		385,992,113
Computers 0.0%‡
Booz Allen Hamilton, Inc.
3.875%, due 9/1/28 (b)	5,000,000	5,137,500
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co.
4.70%, due 5/24/22	27,458,000	28,599,223
5.50%, due 6/1/28 (b)	16,275,000	17,409,856
		46,009,079
Distribution & Wholesale 0.6%
Avient Corp.
5.25%, due 3/15/23	26,406,000	28,122,390

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale
Avient Corp.
5.75%, due 5/15/25 (b)	$ 8,150,000	$ 8,649,188
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (b)	24,000,000	26,280,000
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (b)	18,000,000	17,919,900
		80,971,478
Diversified Financial Services 1.5%
Credit Acceptance Corp.
5.125%, due 12/31/24 (b)	15,215,000	15,633,412
6.625%, due 3/15/26	32,875,000	34,847,500
Genworth Mortgage Holdings, Inc.
6.50%, due 8/15/25 (b)	25,600,000	27,296,000
Jefferies Finance LLC
6.25%, due 6/3/26 (b)	14,020,000	14,721,000
LPL Holdings, Inc. (b)
4.625%, due 11/15/27	10,000,000	10,437,500
5.75%, due 9/15/25	42,820,000	44,227,922
Oxford Finance LLC
6.375%, due 12/15/22 (b)	17,860,000	18,038,600
PRA Group, Inc.
7.375%, due 9/1/25 (b)	15,000,000	16,087,500
StoneX Group, Inc.
8.625%, due 6/15/25 (b)	6,311,000	6,839,546
		188,128,980
Electric 1.4%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (b)	17,350,000	18,674,846
5.00%, due 9/15/26	1,960,000	2,033,500
DPL, Inc.
4.125%, due 7/1/25 (b)	22,825,000	24,365,687
Keystone Power Pass-Through Holders LLC
13.00% (13.00% PIK), due 6/1/24 (a)(b)(d)	11,052,813	9,063,307
NextEra Energy Operating Partners LP (b)
3.875%, due 10/15/26	16,330,000	17,379,692
4.25%, due 9/15/24	180,000	192,240
NRG Energy, Inc.
3.625%, due 2/15/31 (b)	10,000,000	10,412,500
5.75%, due 1/15/28	6,000,000	6,523,350
6.625%, due 1/15/27	7,000,000	7,354,410
Pattern Energy Operations LP
4.50%, due 8/15/28 (b)	20,930,000	22,135,568
PG&E Corp.
5.00%, due 7/1/28	22,300,000	24,061,143
5.25%, due 7/1/30	12,000,000	13,227,000

	Principal Amount	Value
Corporate Bonds
Electric
Vistra Operations Co. LLC
5.00%, due 7/31/27 (b)	$ 14,500,000	$ 15,316,350
		170,739,593
Electrical Components & Equipment 0.3% (b)
WESCO Distribution, Inc.
7.125%, due 6/15/25	16,665,000	18,164,850
7.25%, due 6/15/28	14,250,000	16,007,951
		34,172,801
Electronics 0.1%
Itron, Inc.
5.00%, due 1/15/26 (b)	18,066,000	18,427,320
Energy-Alternate Sources 0.1%
TerraForm Power Operating LLC
4.75%, due 1/15/30 (b)	6,000,000	6,435,000
Engineering & Construction 0.4%
Great Lakes Dredge & Dock Corp.
8.00%, due 5/15/22	13,874,000	14,099,453
PowerTeam Services LLC
9.033%, due 12/4/25 (b)	15,425,000	17,083,187
Weekley Homes LLC
4.875%, due 9/15/28 (b)	20,500,000	21,320,000
		52,502,640
Entertainment 2.3% (b)
Affinity Gaming
6.875%, due 12/15/27	6,000,000	6,300,000
Allen Media LLC
10.50%, due 2/15/28	23,020,000	23,998,350
Bally's Corp.
6.75%, due 6/1/27	23,765,000	25,487,962
Boyne USA, Inc.
7.25%, due 5/1/25	15,500,000	16,158,750
CCM Merger, Inc.
6.375%, due 5/1/26	7,000,000	7,420,000
Churchill Downs, Inc.
4.75%, due 1/15/28	15,830,000	16,463,200
5.50%, due 4/1/27	37,727,000	39,395,854
International Game Technology plc
6.25%, due 1/15/27	22,700,000	25,934,750
Jacobs Entertainment, Inc.
7.875%, due 2/1/24	10,359,000	10,695,668
Live Nation Entertainment, Inc.
3.75%, due 1/15/28	5,500,000	5,541,250
4.75%, due 10/15/27	4,000,000	4,010,000

	Principal Amount	Value
Corporate Bonds
Entertainment (b)
Live Nation Entertainment, Inc.
4.875%, due 11/1/24	$ 2,000,000	$ 2,010,000
6.50%, due 5/15/27	38,280,000	42,525,635
Merlin Entertainments Ltd.
5.75%, due 6/15/26	34,400,000	35,690,000
Motion Bondco DAC
6.625%, due 11/15/27	12,225,000	12,206,907
Powdr Corp.
6.00%, due 8/1/25	7,500,000	7,893,750
Vail Resorts, Inc.
6.25%, due 5/15/25	9,000,000	9,562,500
		291,294,576
Environmental Control 0.1%
Harsco Corp.
5.75%, due 7/31/27 (b)	8,250,000	8,549,063
Food 2.0%
B&G Foods, Inc.
5.25%, due 4/1/25	24,375,000	25,071,394
Ingles Markets, Inc.
5.75%, due 6/15/23	1,736,000	1,753,360
Kraft Heinz Foods Co.
3.875%, due 5/15/27	17,155,000	18,768,457
3.95%, due 7/15/25	42,000	45,807
4.25%, due 3/1/31	13,000,000	14,605,554
6.50%, due 2/9/40	24,794,000	33,560,321
6.875%, due 1/26/39	34,650,000	47,539,004
7.125%, due 8/1/39 (b)	11,000,000	15,524,980
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (b)	12,310,000	13,629,632
Land O' Lakes, Inc.
6.00%, due 11/15/22 (b)	23,000,000	24,638,465
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (b)	18,586,000	21,931,480
Nathan's Famous, Inc.
6.625%, due 11/1/25 (b)	4,000,000	4,110,000
Post Holdings, Inc.
4.625%, due 4/15/30 (b)	4,000,000	4,165,920
TreeHouse Foods, Inc.
4.00%, due 9/1/28	10,600,000	10,706,000
6.00%, due 2/15/24 (b)	14,115,000	14,362,012
		250,412,386
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (b)	24,315,000	25,871,160

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 1.1%
Mercer International, Inc.
5.125%, due 2/1/29 (b)	$ 32,660,000	$ 33,180,274
5.50%, due 1/15/26	2,585,000	2,649,858
6.50%, due 2/1/24	22,682,000	23,072,130
Schweitzer-Mauduit International, Inc.
6.875%, due 10/1/26 (b)	14,605,000	15,486,850
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25 (d)	52,580,000	64,410,500
		138,799,612
Gas 0.7%
AmeriGas Partners LP
5.625%, due 5/20/24	25,131,000	27,649,378
5.75%, due 5/20/27	13,560,000	15,419,957
5.875%, due 8/20/26	25,075,000	28,772,936
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (b)	19,230,000	18,913,666
		90,755,937
Hand & Machine Tools 0.1%
Werner FinCo. LP
8.75%, due 7/15/25 (b)	13,030,000	13,681,500
Healthcare-Products 0.9%
Hologic, Inc. (b)
3.25%, due 2/15/29	29,000,000	29,435,000
4.625%, due 2/1/28	10,205,000	10,817,300
Teleflex, Inc.
4.25%, due 6/1/28 (b)	32,685,000	34,353,569
4.625%, due 11/15/27	5,000,000	5,290,325
4.875%, due 6/1/26	6,250,000	6,468,750
Varex Imaging Corp.
7.875%, due 10/15/27 (b)	22,300,000	23,861,000
		110,225,944
Healthcare-Services 4.5%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (b)	7,000,000	7,367,500
5.50%, due 7/1/28 (b)	8,950,000	9,554,125
5.625%, due 2/15/23	12,490,000	12,521,225
6.50%, due 3/1/24	11,195,000	11,424,498
AHP Health Partners, Inc.
9.75%, due 7/15/26 (b)	21,000,000	22,995,000
Catalent Pharma Solutions, Inc. (b)
4.875%, due 1/15/26	10,264,000	10,482,110
5.00%, due 7/15/27	12,520,000	13,192,950
Centene Corp.
3.00%, due 10/15/30	13,000,000	13,597,350

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Centene Corp.
4.25%, due 12/15/27	$ 6,200,000	$ 6,558,887
4.625%, due 12/15/29	20,070,000	22,251,709
4.75%, due 1/15/25	16,000,000	16,401,760
5.375%, due 6/1/26 (b)	3,045,000	3,197,250
5.375%, due 8/15/26 (b)	4,255,000	4,462,431
Charles River Laboratories International, Inc.
5.50%, due 4/1/26 (b)	5,235,000	5,464,031
DaVita, Inc.
3.75%, due 2/15/31 (b)	5,000,000	4,959,375
Encompass Health Corp.
4.50%, due 2/1/28	23,185,000	24,141,381
4.625%, due 4/1/31	5,000,000	5,312,500
4.75%, due 2/1/30	19,790,000	21,285,926
HCA, Inc.
3.50%, due 9/1/30	20,920,000	21,687,252
5.25%, due 4/15/25	15,000,000	17,486,925
5.25%, due 6/15/26	5,000,000	5,904,820
5.375%, due 2/1/25	26,525,000	29,780,678
5.375%, due 9/1/26	4,170,000	4,731,951
5.625%, due 9/1/28	11,000,000	12,882,870
5.875%, due 5/1/23	7,240,000	7,917,266
5.875%, due 2/15/26	25,000,000	28,593,750
5.875%, due 2/1/29	4,565,000	5,437,349
7.50%, due 12/15/23	1,500,000	1,719,375
7.50%, due 11/6/33	19,975,000	27,419,083
7.58%, due 9/15/25	8,520,000	10,351,800
7.69%, due 6/15/25	31,650,000	38,098,687
8.36%, due 4/15/24	4,524,000	5,281,770
IQVIA, Inc. (b)
5.00%, due 10/15/26	30,113,000	31,279,879
5.00%, due 5/15/27	5,000,000	5,264,391
Legacy LifePoint Health LLC
6.75%, due 4/15/25 (b)	9,190,000	9,810,325
LifePoint Health, Inc.
5.375%, due 1/15/29 (b)	12,800,000	12,896,000
ModivCare, Inc.
5.875%, due 11/15/25 (b)	4,000,000	4,240,000
Molina Healthcare, Inc.
3.875%, due 11/15/30 (b)	10,000,000	10,687,500
4.375%, due 6/15/28 (b)	8,000,000	8,364,400
5.375%, due 11/15/22	8,180,000	8,660,575
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (b)	35,490,000	38,699,183
Select Medical Corp.
6.25%, due 8/15/26 (b)	9,950,000	10,645,207
		573,011,044

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.3% (b)
Stena International SA
5.75%, due 3/1/24	$ 5,000,000	$ 4,950,000
6.125%, due 2/1/25	34,995,000	34,330,095
		39,280,095
Home Builders 2.0%
Adams Homes, Inc.
7.50%, due 2/15/25 (b)	20,965,000	22,170,487
Ashton Woods USA LLC (b)
6.625%, due 1/15/28	6,000,000	6,345,000
6.75%, due 8/1/25	5,496,000	5,729,580
9.875%, due 4/1/27	10,540,000	11,857,500
Brookfield Residential Properties, Inc. (b)
6.25%, due 9/15/27	17,360,000	18,314,800
6.375%, due 5/15/25	7,665,000	7,894,950
Century Communities, Inc.
5.875%, due 7/15/25	4,630,000	4,815,200
6.75%, due 6/1/27	26,205,000	28,039,350
Installed Building Products, Inc.
5.75%, due 2/1/28 (b)	17,080,000	18,190,200
M/I Homes, Inc.
4.95%, due 2/1/28	7,500,000	7,899,375
5.625%, due 8/1/25	6,000,000	6,232,500
Meritage Homes Corp.
5.125%, due 6/6/27	6,015,000	6,757,853
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (b)	15,000,000	16,019,100
PulteGroup, Inc.
6.375%, due 5/15/33	8,125,000	11,050,000
Shea Homes LP (b)
4.75%, due 2/15/28	22,525,000	23,088,125
4.75%, due 4/1/29	7,000,000	7,175,000
STL Holding Co. LLC
7.50%, due 2/15/26 (b)	12,000,000	12,420,000
Taylor Morrison Communities, Inc.
5.75%, due 1/15/28 (b)	5,000,000	5,637,500
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (b)	12,000,000	12,360,000
Winnebago Industries, Inc.
6.25%, due 7/15/28 (b)	15,795,000	17,019,113
		249,015,633
Household Products & Wares 0.8%
Central Garden & Pet Co.
4.125%, due 10/15/30	9,350,000	9,774,537
Prestige Brands, Inc. (b)
5.125%, due 1/15/28	24,750,000	26,319,769
6.375%, due 3/1/24	49,988,000	50,987,760

	Principal Amount	Value
Corporate Bonds
Household Products & Wares
Spectrum Brands, Inc.
5.75%, due 7/15/25	$ 11,687,000	$ 12,046,960
6.125%, due 12/15/24	6,945,000	7,101,262
		106,230,288
Housewares 0.0%‡
Newell Brands, Inc.
4.875%, due 6/1/25	5,035,000	5,544,794
Insurance 0.9%
American Equity Investment Life Holding Co.
5.00%, due 6/15/27	25,855,000	29,410,277
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	7,014,967
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (b)	15,725,000	18,301,541
MGIC Investment Corp.
5.25%, due 8/15/28	14,145,000	15,135,150
NMI Holdings, Inc.
7.375%, due 6/1/25 (b)	16,000,000	18,000,000
Radian Group, Inc.
4.875%, due 3/15/27	5,000,000	5,393,750
USI, Inc.
6.875%, due 5/1/25 (b)	25,170,000	25,574,482
		118,830,167
Internet 2.5%
Arches Buyer, Inc.
4.25%, due 6/1/28 (b)	6,620,000	6,611,725
Cars.com, Inc.
6.375%, due 11/1/28 (b)	17,470,000	18,474,525
Cogent Communications Group, Inc.
5.375%, due 3/1/22 (b)	7,970,000	8,163,033
Expedia Group, Inc. (b)
6.25%, due 5/1/25	8,600,000	9,938,579
7.00%, due 5/1/25	16,415,000	17,969,402
GrubHub Holdings, Inc.
5.50%, due 7/1/27 (b)	5,000,000	5,262,500
Netflix, Inc.
3.625%, due 6/15/25 (b)	10,000,000	10,862,500
4.875%, due 4/15/28	10,131,000	11,907,547
4.875%, due 6/15/30 (b)	11,000,000	13,295,865
5.375%, due 11/15/29 (b)	9,430,000	11,763,925
5.50%, due 2/15/22	22,265,000	23,294,756
5.75%, due 3/1/24	24,961,000	28,356,944
5.875%, due 2/15/25	7,411,000	8,664,682
5.875%, due 11/15/28	32,450,000	40,724,750

	Principal Amount	Value
Corporate Bonds
Internet
Uber Technologies, Inc. (b)
6.25%, due 1/15/28	$ 4,125,000	$ 4,434,375
7.50%, due 5/15/25	12,075,000	12,934,981
7.50%, due 9/15/27	23,710,000	26,005,128
VeriSign, Inc.
4.625%, due 5/1/23	6,615,000	6,662,496
4.75%, due 7/15/27	19,419,000	20,634,435
5.25%, due 4/1/25	26,661,000	30,093,604
		316,055,752
Investment Companies 1.3%
Ares Capital Corp.
3.875%, due 1/15/26	4,000,000	4,300,260
4.20%, due 6/10/24	5,000,000	5,415,589
Compass Group Diversified Holdings LLC
8.00%, due 5/1/26 (b)	27,650,000	29,058,767
FS Energy and Power Fund
7.50%, due 8/15/23 (b)	72,217,000	72,036,457
Icahn Enterprises LP
4.75%, due 9/15/24	7,000,000	7,368,550
5.25%, due 5/15/27	17,705,000	18,634,513
6.25%, due 5/15/26	22,770,000	24,058,511
		160,872,647
Iron & Steel 0.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	24,616,480
Allegheny Technologies, Inc.
7.875%, due 8/15/23 (f)	4,610,000	5,062,702
Big River Steel LLC
6.625%, due 1/31/29 (b)	37,000,000	39,925,775
Mineral Resources Ltd.
8.125%, due 5/1/27 (b)	45,195,000	50,109,956
		119,714,913
Leisure Time 2.4%
Carlson Travel, Inc. (b)
6.75%, due 12/15/25	71,416,000	64,452,940
10.50%, due 3/31/25 (f)	37,071,219	38,646,746
11.50% (9.50% Cash and 2.00% PIK), due 12/15/26 (a)	47,775,674	30,576,431
Carnival Corp. (b)
7.625%, due 3/1/26	10,570,000	11,177,775
9.875%, due 8/1/27	31,843,000	36,539,843
10.50%, due 2/1/26	28,445,000	33,031,756
11.50%, due 4/1/23	21,000,000	23,835,000
Silversea Cruise Finance Ltd.
7.25%, due 2/1/25 (b)	43,952,000	45,380,440

	Principal Amount	Value
Corporate Bonds
Leisure Time
Vista Outdoor, Inc.
5.875%, due 10/1/23	$ 16,327,000	$ 16,490,433
		300,131,364
Lodging 2.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	17,920,000	18,435,200
6.00%, due 8/15/26	32,365,000	33,457,319
6.375%, due 4/1/26	13,450,000	13,916,984
8.625%, due 6/1/25 (b)	8,000,000	8,840,000
Hilton Domestic Operating Co., Inc.
3.75%, due 5/1/29 (b)	10,265,000	10,425,596
4.00%, due 5/1/31 (b)	15,100,000	15,514,117
4.875%, due 1/15/30	23,325,000	25,142,601
5.125%, due 5/1/26	40,515,000	42,001,900
5.375%, due 5/1/25 (b)	5,000,000	5,276,250
5.75%, due 5/1/28 (b)	12,500,000	13,437,500
Hyatt Hotels Corp.
5.375%, due 4/23/25	11,500,000	12,942,337
5.75%, due 4/23/30	10,595,000	12,787,867
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	9,200,000	9,749,875
3.75%, due 3/15/25	5,000,000	5,374,141
3.75%, due 10/1/25	3,000,000	3,239,516
4.625%, due 6/15/30	3,000,000	3,426,463
Series EE
5.75%, due 5/1/25	28,075,000	32,562,167
Marriott Ownership Resorts, Inc.
6.50%, due 9/15/26	11,006,000	11,448,001
MGM Resorts International
5.50%, due 4/15/27	2,000,000	2,165,940
		280,143,774
Machinery—Construction & Mining 0.1%
BWX Technologies, Inc.
4.125%, due 6/30/28 (b)	7,200,000	7,524,000
Machinery-Diversified 0.8%
ATS Automation Tooling Systems, Inc.
4.125%, due 12/15/28 (b)	4,435,000	4,490,438
Briggs & Stratton Corp.
6.875%, due 12/15/20 (d)(g)(h)	9,200,000	736,000
Colfax Corp. (b)
6.00%, due 2/15/24	11,000,000	11,357,500
6.375%, due 2/15/26	18,640,000	19,972,014
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (b)	14,965,000	16,305,864

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified
Tennant Co.
5.625%, due 5/1/25	$ 21,840,000	$ 22,637,160
Vertical Holdco GmbH
7.625%, due 7/15/28 (b)	10,515,000	11,343,056
Vertical US Newco, Inc.
5.25%, due 7/15/27 (b)	12,025,000	12,626,250
		99,468,282
Media 5.8%
Altice Financing SA
7.50%, due 5/15/26 (b)	5,000,000	5,243,750
Block Communications, Inc.
4.875%, due 3/1/28 (b)	14,000,000	14,472,500
Cable One, Inc.
4.00%, due 11/15/30 (b)	18,600,000	19,158,000
CCO Holdings LLC (b)
4.25%, due 2/1/31	23,250,000	23,889,375
4.50%, due 8/15/30	47,430,000	49,949,482
4.50%, due 5/1/32	36,900,000	38,376,000
4.75%, due 3/1/30	28,935,000	30,778,738
5.00%, due 2/1/28	21,000,000	22,060,500
5.125%, due 5/1/27	41,225,000	43,278,829
5.375%, due 6/1/29	9,495,000	10,302,075
5.50%, due 5/1/26	825,000	854,391
5.75%, due 2/15/26	31,845,000	32,857,671
5.875%, due 5/1/27	5,920,000	6,152,360
CSC Holdings LLC (b)
5.75%, due 1/15/30	31,435,000	33,871,212
6.50%, due 2/1/29	11,075,000	12,320,938
Diamond Sports Group LLC
6.625%, due 8/15/27 (b)	17,885,000	11,356,975
DISH DBS Corp.
5.875%, due 7/15/22	19,537,000	20,345,050
6.75%, due 6/1/21	10,205,000	10,361,137
7.75%, due 7/1/26	34,375,000	37,554,687
EW Scripps Co. (The)
5.125%, due 5/15/25 (b)	11,500,000	11,730,000
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (b)	54,680,000	58,933,010
Meredith Corp.
6.50%, due 7/1/25 (b)	5,000,000	5,293,750
6.875%, due 2/1/26	86,785,000	87,752,653
Quebecor Media, Inc.
5.75%, due 1/15/23	27,505,000	29,548,621
Scripps Escrow, Inc.
5.875%, due 7/15/27 (b)	5,000,000	5,250,000
Sirius XM Radio, Inc. (b)
4.625%, due 7/15/24	5,000,000	5,169,800

	Principal Amount	Value
Corporate Bonds
Media
Sirius XM Radio, Inc. (b)
5.00%, due 8/1/27	$ 13,000,000	$ 13,678,860
5.375%, due 7/15/26	6,000,000	6,231,000
5.50%, due 7/1/29	11,590,000	12,636,809
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(d)(e)(i)	20,000,000	22,322,000
Townsquare Media, Inc.
6.875%, due 2/1/26 (b)	4,155,000	4,290,038
Videotron Ltd.
5.00%, due 7/15/22	15,949,000	16,726,514
5.375%, due 6/15/24 (b)	17,850,000	19,590,375
Virgin Media Finance plc
5.00%, due 7/15/30 (b)	11,500,000	11,830,625
		734,167,725
Metal Fabricate & Hardware 0.8%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (b)	11,115,000	11,698,537
Grinding Media, Inc.
7.375%, due 12/15/23 (b)	67,820,000	69,176,400
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	17,990,000	18,080,130
		98,955,067
Mining 2.2%
Alcoa Nederland Holding BV (b)
6.75%, due 9/30/24	7,910,000	8,206,625
7.00%, due 9/30/26	20,510,000	21,648,613
Arconic Corp.
6.00%, due 5/15/25 (b)	13,695,000	14,727,671
Century Aluminum Co.
12.00%, due 7/1/25 (b)	17,585,000	18,903,875
Compass Minerals International, Inc. (b)
4.875%, due 7/15/24	7,000,000	7,245,000
6.75%, due 12/1/27	29,235,000	31,354,538
First Quantum Minerals Ltd. (b)
6.875%, due 10/15/27	10,000,000	10,786,800
7.25%, due 4/1/23	25,027,000	25,562,077
7.50%, due 4/1/25	4,000,000	4,135,120
Hecla Mining Co.
7.25%, due 2/15/28	4,350,000	4,703,438
IAMGOLD Corp.
5.75%, due 10/15/28 (b)	28,000,000	28,691,600
Joseph T Ryerson & Son, Inc.
8.50%, due 8/1/28 (b)	11,700,000	13,197,015

	Principal Amount	Value
Corporate Bonds
Mining
Novelis Corp. (b)
4.75%, due 1/30/30	$ 16,745,000	$ 17,611,135
5.875%, due 9/30/26	64,580,000	67,647,550
		274,421,057
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (b)
4.625%, due 5/15/30	2,100,000	2,202,375
5.625%, due 7/1/27	23,395,000	24,681,725
EnPro Industries, Inc.
5.75%, due 10/15/26	21,784,000	23,145,500
FXI Holdings, Inc. (b)
7.875%, due 11/1/24	2,445,000	2,475,563
12.25%, due 11/15/26	22,892,000	25,839,345
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	3,000,000	3,405,000
5.75%, due 6/15/25	7,850,000	8,438,750
Koppers, Inc.
6.00%, due 2/15/25 (b)	27,535,000	28,292,212
		118,480,470
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (b)	13,000,000	13,747,500
Oil & Gas 8.6%
Apache Corp.
4.625%, due 11/15/25	6,000,000	6,123,750
4.875%, due 11/15/27	13,500,000	13,871,250
Ascent Resources Utica Holdings LLC (b)
7.00%, due 11/1/26	11,790,000	11,259,450
9.00%, due 11/1/27	11,295,000	12,728,110
Callon Petroleum Co.
6.125%, due 10/1/24	21,000,000	14,175,630
9.00%, due 4/1/25 (b)	14,000,000	13,346,200
Centennial Resource Production LLC (b)
5.375%, due 1/15/26	6,000,000	5,040,000
6.875%, due 4/1/27	17,125,000	14,873,919
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	6,438,971
3.90%, due 11/15/24	6,550,000	7,313,422
4.95%, due 8/15/47	10,000,000	13,571,112
5.05%, due 11/15/44	28,425,000	38,361,201
5.25%, due 11/15/43	6,500,000	8,848,645
6.00%, due 3/1/41	3,500,000	5,106,924
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (b)	20,645,000	19,715,975

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Comstock Resources, Inc.
9.75%, due 8/15/26	$ 63,555,000	$ 67,686,075
9.75%, due 8/15/26	11,535,000	12,284,775
Continental Resources, Inc.
4.50%, due 4/15/23	4,849,000	4,976,723
5.75%, due 1/15/31 (b)	10,000,000	10,823,000
Endeavor Energy Resources LP
6.625%, due 7/15/25 (b)	7,025,000	7,503,578
Energy Ventures Gom LLC
11.00%, due 2/15/23 (b)	16,000,000	15,400,000
EQT Corp.
7.875%, due 2/1/25 (f)	21,899,000	25,806,877
Gulfport Energy Corp. (g)(h)
6.00%, due 10/15/24	50,754,000	39,080,580
6.375%, due 5/15/25	24,354,000	18,752,580
6.375%, due 1/15/26	11,915,000	9,174,550
6.625%, due 5/1/23	17,072,000	13,230,800
Hess Corp.
6.00%, due 1/15/40	5,000,000	6,107,429
Hilcorp Energy I LP (b)
5.75%, due 2/1/29	6,500,000	6,550,050
6.00%, due 2/1/31	4,395,000	4,460,925
Indigo Natural Resources LLC
6.875%, due 2/15/26 (b)	18,620,000	19,294,044
Marathon Oil Corp.
4.40%, due 7/15/27	12,265,000	13,814,272
6.60%, due 10/1/37	3,100,000	3,816,100
6.80%, due 3/15/32	8,000,000	10,109,044
Matador Resources Co.
5.875%, due 9/15/26	12,000,000	11,460,000
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (b)	12,465,000	10,554,988
Murphy Oil Corp.
6.875%, due 8/15/24	10,590,000	10,351,725
Occidental Petroleum Corp.
2.70%, due 2/15/23	8,054,000	7,956,748
2.90%, due 8/15/24	8,000,000	7,720,000
3.20%, due 8/15/26	12,000,000	11,250,000
3.40%, due 4/15/26	2,744,000	2,650,512
3.50%, due 8/15/29	5,000,000	4,639,350
5.55%, due 3/15/26	30,505,000	32,068,381
5.875%, due 9/1/25	6,000,000	6,327,000
6.125%, due 1/1/31	10,000,000	10,965,500
6.375%, due 9/1/28	6,635,000	7,215,563
6.45%, due 9/15/36	6,850,000	7,517,019
6.625%, due 9/1/30	13,270,000	14,895,575
6.95%, due 7/1/24	13,950,000	15,135,750
7.15%, due 5/15/28	4,000,000	4,278,600

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Parkland Corp. (b)
5.875%, due 7/15/27	$ 11,025,000	$ 11,796,750
6.00%, due 4/1/26	5,000,000	5,250,000
Parsley Energy LLC (b)
5.25%, due 8/15/25	5,320,000	5,529,502
5.625%, due 10/15/27	4,000,000	4,375,000
PBF Holding Co. LLC
6.00%, due 2/15/28	32,850,000	19,060,391
7.25%, due 6/15/25	25,000,000	16,590,625
9.25%, due 5/15/25 (b)	22,290,000	21,502,048
PDC Energy, Inc.
6.125%, due 9/15/24	22,880,000	23,342,176
QEP Resources, Inc.
5.25%, due 5/1/23	20,950,000	22,049,875
5.375%, due 10/1/22	6,970,000	7,231,375
5.625%, due 3/1/26	24,390,000	27,194,850
Range Resources Corp.
5.875%, due 7/1/22	9,604,000	9,700,040
8.25%, due 1/15/29 (b)	6,600,000	6,930,000
9.25%, due 2/1/26	36,000,000	39,232,440
Southwestern Energy Co.
6.45%, due 1/23/25 (f)	25,936,000	27,184,170
7.50%, due 4/1/26	26,545,000	27,734,216
7.75%, due 10/1/27	2,500,000	2,650,000
8.375%, due 9/15/28	8,000,000	8,560,840
Sunoco LP
4.50%, due 5/15/29 (b)	7,215,000	7,377,337
6.00%, due 4/15/27	19,965,000	21,137,944
Talos Production, Inc.
12.00%, due 1/15/26 (b)	81,465,000	77,188,087
Transocean Guardian Ltd.
5.875%, due 1/15/24 (b)	10,221,900	8,944,162
Transocean Pontus Ltd.
6.125%, due 8/1/25 (b)	2,168,400	2,005,770
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (b)	11,750,000	10,575,000
Transocean Sentry Ltd.
5.375%, due 5/15/23 (b)	12,008,257	10,987,556
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (c)(d)(e)(h)	28,880,000	—
Viper Energy Partners LP
5.375%, due 11/1/27 (b)	14,350,000	15,067,500
WPX Energy, Inc.
5.875%, due 6/15/28	3,000,000	3,248,280
		1,087,078,606

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.3% (b)
Nine Energy Service, Inc.
8.75%, due 11/1/23	$ 25,115,000	$ 10,422,725
TechnipFMC plc
6.50%, due 2/1/26	23,845,000	24,903,967
		35,326,692
Packaging & Containers 0.5%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(b)	19,985,000	20,884,325
Cascades USA, Inc. (b)
5.125%, due 1/15/26	11,306,000	11,984,360
5.375%, due 1/15/28	22,385,000	23,644,156
Graphic Packaging International LLC
3.50%, due 3/1/29 (b)	7,000,000	7,166,250
Silgan Holdings, Inc.
4.125%, due 2/1/28	3,515,000	3,646,813
		67,325,904
Pharmaceuticals 1.4% (b)
Bausch Health Americas, Inc.
8.50%, due 1/31/27	11,915,000	13,222,075
9.25%, due 4/1/26	14,000,000	15,538,600
Bausch Health Cos., Inc.
5.00%, due 1/30/28	10,315,000	10,627,544
5.00%, due 2/15/29	12,000,000	12,283,860
5.25%, due 1/30/30	8,735,000	9,019,412
5.25%, due 2/15/31	11,100,000	11,435,997
6.125%, due 4/15/25	18,000,000	18,444,600
6.25%, due 2/15/29	11,000,000	11,838,750
7.00%, due 1/15/28	7,000,000	7,575,400
7.25%, due 5/30/29	5,000,000	5,575,000
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28	9,000,000	9,258,750
Endo Dac
6.00%, due 6/30/28	8,352,000	7,078,320
9.50%, due 7/31/27	6,255,000	7,146,338
Par Pharmaceutical, Inc.
7.50%, due 4/1/27	26,701,000	28,718,795
Vizient, Inc.
6.25%, due 5/15/27	12,000,000	12,750,000
		180,513,441
Pipelines 4.9%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,981,788
9.625%, due 11/1/21	10,349,000	11,040,921
Antero Midstream Partners LP
5.375%, due 9/15/24	11,920,000	11,941,456
5.75%, due 1/15/28 (b)	14,110,000	14,110,000

	Principal Amount	Value
Corporate Bonds
Pipelines
Cheniere Energy Partners LP
5.25%, due 10/1/25	$ 14,515,000	$ 14,896,019
5.625%, due 10/1/26	15,530,000	16,190,025
CNX Midstream Partners LP
6.50%, due 3/15/26 (b)	22,036,000	22,586,900
Enable Midstream Partners LP
3.90%, due 5/15/24 (f)	3,000,000	3,104,504
4.15%, due 9/15/29	9,295,000	9,173,525
4.40%, due 3/15/27	20,475,000	21,355,082
4.95%, due 5/15/28	17,610,000	18,555,571
EQM Midstream Partners LP (b)
4.50%, due 1/15/29	7,705,000	7,458,440
4.75%, due 1/15/31	11,005,000	10,624,007
6.00%, due 7/1/25	12,250,000	12,814,357
6.50%, due 7/1/27	8,900,000	9,612,890
Genesis Energy LP
7.75%, due 2/1/28	9,100,000	8,440,250
8.00%, due 1/15/27	5,750,000	5,462,500
Harvest Midstream I LP
7.50%, due 9/1/28 (b)	22,840,000	23,987,710
Hess Midstream Operations LP
5.625%, due 2/15/26 (b)	1,000,000	1,033,840
Holly Energy Partners LP
5.00%, due 2/1/28 (b)	9,870,000	9,941,064
MPLX LP
4.875%, due 12/1/24	18,495,000	21,007,572
4.875%, due 6/1/25	5,000,000	5,734,509
NGL Energy Operating LLC
7.50%, due 2/1/26 (b)	8,260,000	8,340,948
NGPL PipeCo LLC (b)
4.875%, due 8/15/27	16,630,000	19,146,066
7.768%, due 12/15/37	10,630,000	14,357,604
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	3,157,500
6.00%, due 6/1/26	15,000,000	15,937,500
6.75%, due 2/1/21	15,215,000	15,215,000
ONEOK Partners LP
6.125%, due 2/1/41	2,000,000	2,425,449
6.20%, due 9/15/43	3,255,000	3,962,831
6.65%, due 10/1/36	1,500,000	1,932,821
PBF Logistics LP
6.875%, due 5/15/23	6,050,000	5,694,563
Plains All American Pipeline LP
3.65%, due 6/1/22	8,000,000	8,237,874
Series B
6.125%, due 11/15/22 (j)(k)	44,328,000	36,783,374
Rockies Express Pipeline LLC (b)
3.60%, due 5/15/25	7,000,000	7,193,900

	Principal Amount	Value
Corporate Bonds
Pipelines
Rockies Express Pipeline LLC (b)
4.80%, due 5/15/30	$ 15,220,000	$ 15,981,000
Ruby Pipeline LLC
7.75%, due 4/1/22 (b)(f)	46,136,682	43,492,291
Tallgrass Energy Partners LP (b)
5.50%, due 9/15/24	17,341,000	17,660,941
6.00%, due 3/1/27	19,000,000	19,190,000
7.50%, due 10/1/25	8,500,000	9,052,500
Targa Resources Partners LP
5.00%, due 1/15/28	6,320,000	6,525,400
5.875%, due 4/15/26	7,590,000	7,950,601
6.50%, due 7/15/27	16,741,000	17,996,575
TransMontaigne Partners LP
6.125%, due 2/15/26	19,738,000	19,836,690
Western Midstream Operating LP
3.95%, due 6/1/25	3,715,000	3,770,725
4.10%, due 2/1/25 (f)	33,100,000	34,277,367
4.65%, due 7/1/26	5,000,000	5,250,000
4.75%, due 8/15/28	12,000,000	12,690,000
6.25%, due 2/1/50 (f)	3,000,000	3,375,000
		621,487,450
Real Estate 1.1%
Howard Hughes Corp. (The) (b)
4.125%, due 2/1/29	12,500,000	12,445,125
4.375%, due 2/1/31	13,155,000	13,127,506
5.375%, due 3/15/25	23,000,000	23,713,230
Kennedy-Wilson, Inc.
5.875%, due 4/1/24	18,100,000	18,366,070
Newmark Group, Inc.
6.125%, due 11/15/23	43,914,000	47,693,179
Realogy Group LLC
9.375%, due 4/1/27 (b)	16,000,000	17,776,800
		133,121,910
Real Estate Investment Trusts 3.9%
Crown Castle International Corp.
5.25%, due 1/15/23	25,000,000	27,243,720
CTR Partnership LP
5.25%, due 6/1/25	5,000,000	5,161,000
Diversified Healthcare Trust
9.75%, due 6/15/25	13,000,000	14,751,100
Equinix, Inc.
5.375%, due 5/15/27	55,635,000	60,387,585
GLP Capital LP
4.00%, due 1/15/31	3,400,000	3,700,220
5.25%, due 6/1/25	10,000,000	11,318,000
5.30%, due 1/15/29	14,080,000	16,489,834

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
5.375%, due 11/1/23	$ 6,000,000	$ 6,563,580
5.375%, due 4/15/26	5,620,000	6,437,148
5.75%, due 6/1/28	7,700,000	9,153,876
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	15,400,000	15,904,564
MGM Growth Properties Operating Partnership LP
3.875%, due 2/15/29 (b)	44,460,000	45,210,262
4.625%, due 6/15/25 (b)	21,650,000	22,949,000
5.625%, due 5/1/24	63,960,000	68,941,205
5.75%, due 2/1/27	25,800,000	29,010,552
MPT Operating Partnership LP
3.50%, due 3/15/31	22,000,000	22,299,310
4.625%, due 8/1/29	11,640,000	12,448,631
5.00%, due 10/15/27	27,425,000	28,938,860
5.25%, due 8/1/26	5,500,000	5,685,625
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (b)	10,500,000	10,998,750
RHP Hotel Properties LP
4.75%, due 10/15/27	26,050,000	26,571,000
SBA Communications Corp.
3.125%, due 2/1/29 (b)	8,000,000	8,005,000
3.875%, due 2/15/27	10,000,000	10,442,700
VICI Properties LP (b)
3.75%, due 2/15/27	15,137,000	15,364,055
4.125%, due 8/15/30	9,580,000	9,975,455
		493,951,032
Retail 2.6%
1011778 BC ULC (b)
3.50%, due 2/15/29	3,655,000	3,648,147
4.00%, due 10/15/30	30,000,000	29,887,500
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	22,302,000	22,915,305
4.75%, due 3/1/30	14,400,000	15,144,480
Beacon Roofing Supply, Inc.
4.875%, due 11/1/25 (b)	16,935,000	17,150,244
Dave & Buster's, Inc.
7.625%, due 11/1/25 (b)	6,900,000	7,245,000
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (b)	4,000,000	4,095,000
Ken Garff Automotive LLC
4.875%, due 9/15/28 (b)	23,200,000	23,839,160
KFC Holding Co. (b)
4.75%, due 6/1/27	12,287,000	12,901,350
5.25%, due 6/1/26	34,750,000	36,053,125

	Principal Amount	Value
Corporate Bonds
Retail
Kohl's Corp.
9.50%, due 5/15/25	$ 14,630,000	$ 18,914,518
L Brands, Inc.
6.875%, due 7/1/25 (b)	3,000,000	3,266,836
Lithia Motors, Inc.
4.375%, due 1/15/31 (b)	11,000,000	11,646,250
Murphy Oil USA, Inc.
3.75%, due 2/15/31 (b)	7,950,000	7,950,000
4.75%, due 9/15/29	5,000,000	5,318,750
5.625%, due 5/1/27	10,417,000	11,002,956
Penske Automotive Group, Inc.
3.50%, due 9/1/25	15,900,000	16,258,545
5.50%, due 5/15/26	15,855,000	16,442,428
TPro Acquisition Corp.
11.00%, due 10/15/24 (b)	3,500,000	3,815,601
Yum! Brands, Inc.
3.625%, due 3/15/31	29,900,000	29,336,385
4.75%, due 1/15/30 (b)	31,090,000	33,372,006
7.75%, due 4/1/25 (b)	4,500,000	4,939,245
		335,142,831
Semiconductors 0.1%
Microchip Technology, Inc.
4.25%, due 9/1/25 (b)	8,000,000	8,377,655
Software 3.6%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (b)	7,500,000	7,903,125
Ascend Learning LLC
6.875%, due 8/1/25 (b)	27,000,000	27,843,750
BY Crown Parent LLC (b)
4.25%, due 1/31/26	13,200,000	13,530,000
7.375%, due 10/15/24	30,140,000	30,485,404
Camelot Finance SA
4.50%, due 11/1/26 (b)	15,990,000	16,629,600
CDK Global, Inc.
4.875%, due 6/1/27	8,570,000	9,009,170
5.25%, due 5/15/29 (b)	10,000,000	10,838,100
5.875%, due 6/15/26	39,397,000	41,078,267
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (b)	13,500,000	13,846,950
Fair Isaac Corp. (b)
4.00%, due 6/15/28	1,500,000	1,546,800
5.25%, due 5/15/26	12,250,000	13,842,500
MSCI, Inc. (b)
3.625%, due 9/1/30	8,125,000	8,622,656
3.875%, due 2/15/31	43,860,000	46,825,813
4.00%, due 11/15/29	31,330,000	33,417,205

	Principal Amount	Value
Corporate Bonds
Software
MSCI, Inc. (b)
4.75%, due 8/1/26	$ 13,290,000	$ 13,755,150
5.375%, due 5/15/27	23,885,000	25,654,401
Open Text Corp. (b)
3.875%, due 2/15/28	17,385,000	17,776,163
5.875%, due 6/1/26	30,090,000	31,293,600
Open Text Holdings, Inc.
4.125%, due 2/15/30 (b)	23,327,000	24,486,585
PTC, Inc. (b)
3.625%, due 2/15/25	11,000,000	11,275,000
4.00%, due 2/15/28	22,759,000	23,669,360
SS&C Technologies, Inc.
5.50%, due 9/30/27 (b)	22,095,000	23,425,340
Veritas US, Inc.
7.50%, due 9/1/25 (b)	13,200,000	13,563,000
		460,317,939
Telecommunications 5.9%
Altice France SA
7.375%, due 5/1/26 (b)	28,300,000	29,658,683
CommScope Technologies LLC
6.00%, due 6/15/25 (b)	4,779,000	4,874,580
CommScope, Inc. (b)
7.125%, due 7/1/28	7,250,000	7,714,040
8.25%, due 3/1/27	27,815,000	29,901,125
Connect Finco SARL
6.75%, due 10/1/26 (b)	54,590,000	58,318,497
Frontier Communications Corp.
6.75%, due 5/1/29 (b)	2,500,000	2,637,500
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	18,000,000	19,958,400
6.625%, due 8/1/26	19,275,000	21,787,882
7.625%, due 6/15/21	11,000,000	11,237,380
Level 3 Financing, Inc.
5.375%, due 5/1/25	31,477,000	32,333,174
LogMeIn, Inc.
5.50%, due 9/1/27 (b)	6,070,000	6,350,738
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	28,940,000	30,242,300
Series S
6.45%, due 6/15/21	10,000,000	10,162,500
QualityTech LP
3.875%, due 10/1/28 (b)	19,000,000	19,383,800
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	134,457,925
Sprint Corp.
7.25%, due 9/15/21	4,185,000	4,323,105

	Principal Amount	Value
Corporate Bonds
Telecommunications
Sprint Corp.
7.875%, due 9/15/23	$ 46,900,000	$ 54,169,500
Switch Ltd.
3.75%, due 9/15/28 (b)	18,000,000	18,380,700
T-Mobile US, Inc.
2.625%, due 2/15/29	17,000,000	17,088,400
2.875%, due 2/15/31	33,390,000	33,699,191
4.00%, due 4/15/22	3,000,000	3,076,063
4.50%, due 4/15/50 (b)	30,000,000	35,352,000
4.75%, due 2/1/28	31,435,000	33,575,724
5.125%, due 4/15/25	28,045,000	28,466,236
5.375%, due 4/15/27	33,000,000	35,158,695
6.00%, due 4/15/24	15,315,000	15,480,402
6.50%, due 1/15/26	46,900,000	48,373,129
		746,161,669
Textiles 0.2%
Eagle Intermediate Global Holding BV
7.50%, due 5/1/25 (b)	33,344,000	28,550,800
Toys, Games & Hobbies 0.7% (b)
Mattel, Inc.
5.875%, due 12/15/27	19,775,000	21,806,486
6.75%, due 12/31/25	64,645,000	67,896,643
		89,703,129
Transportation 0.4% (b)
Teekay Corp.
9.25%, due 11/15/22	6,000,000	6,060,000
Watco Cos. LLC
6.50%, due 6/15/27	42,800,000	45,903,000
		51,963,000
Trucking & Leasing 0.0%‡
Fortress Transportation and Infrastructure Investors LLC
6.75%, due 3/15/22 (b)	4,596,000	4,596,000
Total Corporate Bonds (Cost $10,655,902,078)		11,328,543,489
Loan Assignments 2.5%
Automobile 0.1%
Dealer Tire LLC Term B1
4.371% (1 Month LIBOR + 4.25%), due 1/1/38 (l)	17,310,038	17,259,544
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc. Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 10/22/25 (l)	16,185,951	16,200,405

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 0.2% (l)
PPD, Inc. Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 1/13/28	$ 10,000,000	$ 10,026,560
SCIH Salt Holdings Inc. First Lien Closing Date Term Loan
5.50% (3 Month LIBOR + 4.50%), due 1/2/38	12,935,000	12,994,281
		23,020,841
Containers, Packaging & Glass 0.1%
Neenah Foundry Company Loan
10.00% (2 Month LIBOR + 9.00%), due 12/13/22 (e)(l)	8,353,959	7,100,865
Electronics 0.1% (l)
Camelot U.S. Acquisition 1 Co. Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	5,000,000	5,015,625
Camelot U.S. Acquisition 1 Co. Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 10/30/26	4,919,449	4,929,288
		9,944,913
Finance 0.2% (l)
BY Crown Parent LLC Initial Term Loan B1
4.00% (1 Month LIBOR + 3.00%), due 2/2/26	14,843,495	14,815,663
Jefferies Finance LLC Closing Date Term Loan
3.125% (1 Month LIBOR + 3.00%), due 6/3/26	9,850,000	9,822,912
		24,638,575
Healthcare, Education & Childcare 0.2% (l)
AHP Health Partners, Inc. Term Loan
5.50% (1 Month LIBOR + 4.50%), due 6/30/25	10,000,000	10,028,120
Ascend Learning LLC Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 7/12/24	5,895,900	5,891,478
LifePoint Health, Inc. First Lien Term Loan B
3.871% (1 Month LIBOR + 3.75%), due 11/16/25	8,653,924	8,637,101
		24,556,699
Insurance 0.1%
USI, Inc. 2017 New Term Loan
3.254% (3 Month LIBOR + 3.00%), due 5/16/24 (l)	14,521,210	14,412,301
Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
NASCAR Holdings LLC Initial Term Loan
2.897% (1 Month LIBOR + 2.75%), due 10/19/26 (l)	5,265,638	5,264,322
Manufacturing 0.0%‡
Adient U.S. LLC Initial Term Loan 4.370%-4.463%
(1 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 5/6/24 (l)	6,641,319	6,649,621

	Principal Amount	Value
Loan Assignments
Media 0.1%
Allen Media LLC Initial Term Loan
5.754% (3 Month LIBOR + 5.50%), due 2/10/27 (l)	$ 9,923,423	$ 9,898,615
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (l)	9,011,000	9,867,045
Petroquest Energy LLC - 2020 Term Loan
8.50%, due 9/19/26 (c)(d)(e)	1,853,715	1,853,715
PetroQuest Energy LLC Term Loan
8.50% (1 Month LIBOR + 7.50%), due 11/8/23 (c)(d)(e)(l)	18,052,453	14,803,011
		26,523,771
Retail Store 0.6%
Bass Pro Group LLC Initial Term Loan
5.75% (3 Month LIBOR + 5.00%), due 9/25/24 (l)	75,472,131	75,472,131
Utilities 0.5% (l)
Hamilton Projects Acquiror LLC Term Loan
5.75% (3 Month LIBOR + 4.75%), due 6/17/27	4,970,000	5,011,415
PG&E Corp. Loan
6.75% (3 Month LIBOR + 4.50%), due 6/23/25	53,730,000	54,177,732
		59,189,147
Total Loan Assignments (Cost $318,943,593)		320,131,750
Total Long-Term Bonds (Cost $11,096,989,636)		11,767,537,089

	Shares
Common Stocks 1.1%
Commercial Services & Supplies 0.1% (c)(d)(m)
ATD New Holdings, Inc.	142,545	4,917,802
Electric Utilities 0.0%‡(c)(d)(e)(m)
Keycon Power Holdings LLC	38,680	387
Electrical Equipment 0.2% (c)(d)(e)(m)
Energy Technologies, Inc.	16,724	28,012,700
Hotels, Restaurants & Leisure 0.0%‡(c)(e)(i)(m)
Carlson Travel, Inc.	15,152	841,845
Independent Power and Renewable Electricity Producers 0.4% (c)(i)(m)
GenOn Energy, Inc.	386,241	52,142,535

	Shares	Value
Common Stocks
Media 0.0%‡(d)(i)(m)
ION Media Networks, Inc.	2,287	$ 2,105,138
Metals & Mining 0.1%
Franco-Nevada Corp.	55,000	6,563,150
Neenah Enterprises, Inc. (c)(d)(e)(i)(m)	720,961	6,265,151
		12,828,301
Oil, Gas & Consumable Fuels 0.3% (m)
California Resources Corp.	306,264	7,071,636
PetroQuest Energy, Inc. (c)(d)(e)	28,470,874	—
Talos Energy, Inc.	2,074,193	17,547,673
Titan Energy LLC	91,174	5,926
Whiting Petroleum Corp.	433,615	8,819,729
		33,444,964
Software 0.0%‡(c)(d)(e)(m)
ASG warrant Corp.	12,502	—
Total Common Stocks (Cost $184,287,919)		134,293,672
Preferred Stock 0.2%
Electrical Equipment 0.2% (c)(d)(e)(m)
Energy Technologies Ltd.	37,258	28,129,790
Total Preferred Stock (Cost $35,514,837)		28,129,790
Exchange-Traded Funds 0.6%
iShares Gold Trust (m)	1,859,000	32,625,450
iShares iBoxx High Yield Corporate Bond ETF	125,000	10,871,250
SPDR Gold Shares (m)	177,786	30,687,642
Vanguard Value ETF	36,762	4,338,651
Total Exchange-Traded Funds (Cost $62,060,224)		78,522,993

	Number of Warrants	Value
Warrant 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡(m)
California Resources Corp.
Expires 10/27/24	38,941	$ 153,038
Total Warrant (Cost $15,576)		153,038
Total Investments (Cost $11,378,868,192)	94.8%	12,008,636,582
Other Assets, Less Liabilities	5.2	663,602,682
Net Assets	100.0%	$ 12,672,239,264

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $172,318,706, which represented 1.4% of the Fund’s net assets.
(d)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $217,218,605, which represented 1.7% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(k)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(m)	Non-income producing security.

Abbreviation(s):
ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 118,861,850	$ —	$ 118,861,850
Corporate Bonds	—	11,293,191,719	35,351,770	11,328,543,489
Loan Assignments	—	296,374,159	23,757,591	320,131,750
Total Long-Term Bonds	—	11,708,427,728	59,109,361	11,767,537,089
Common Stocks	40,008,114	59,165,475	35,120,083	134,293,672
Preferred Stock	—	—	28,129,790	28,129,790
Exchange-Traded Funds	78,522,993	—	—	78,522,993
Warrant	153,038	—	—	153,038
Total Investments in Securities	$ 118,684,145	$ 11,767,593,203	$ 122,359,234	$ 12,008,636,582

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales(a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2021
Long-Term Bonds
Corporate Bonds	$32,017,390	$(100,178)	$(37,348,307)	$40,782,865	$—	$—	$—	$—	$35,351,770	$3,258,252
Loan Assignments	21,944,560	24,596	1,967	(37,993)	621,062	(609,351)	1,812,750	—	23,757,591	(37,993)
Common Stocks	80,034,187	—	—	18,585,260	110,500	—	—	(63,609,864)	35,120,083	18,585,260
Preferred Stock	33,565,732	—	—	(5,435,942)	—	—	—	—	28,129,790	(5,435,942)
Total	$167,561,869	$(75,582)	$(37,346,340)	$53,894,190	$731,562	$(609,351)	$1,812,750	$(63,609,864)	$122,359,234	$16,369,577

(a)	Sales include principal reductions
As of January 31, 2021, a Loan Assignment with a market value of $1,812,750 transferred from Level 2 to Level 3 as the the fair value obtained for this Loan Assignment, utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.
As of January 31, 2021, Common Stocks with a market value of $63,609,864 transferred from Level 3 to Level 2 as the fair value obtained for these Common Stocks utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for these Common Stocks utilized significant unobservable inputs.

MainStay MacKay International Equity Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.2%
Argentina 0.8% (a)
Globant SA (IT Services)	15,830	$ 3,039,360
Brazil 1.6%
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	355,597	6,141,740
Canada 0.8%
Constellation Software, Inc. (Software)	2,694	3,281,845
Topicus.com, Inc. (Software) (a)(b)(c)	7,033	26,455
		3,308,300
China 4.8%
Tencent Holdings Ltd. (Interactive Media & Services)	211,078	18,478,417
Denmark 6.0%
Chr Hansen Holding A/S (Chemicals)	87,590	7,954,932
Novo Nordisk A/S, Class B (Pharmaceuticals)	218,960	15,198,509
		23,153,441
France 6.8%
Dassault Systemes SE (Software)	28,068	5,611,701
Edenred (IT Services)	166,957	9,070,880
Teleperformance (Professional Services)	35,186	11,537,532
		26,220,113
Germany 15.1%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	23,762	3,719,892
Deutsche Boerse AG (Capital Markets)	78,483	12,629,228
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)	116,009	9,404,286
SAP SE (Software)	75,754	9,634,397
Scout24 AG (Interactive Media & Services) (d)	152,191	11,783,311
Symrise AG (Chemicals)	87,368	10,888,812
		58,059,926
India 3.7%
HDFC Bank Ltd. (Banks) (a)	309,600	5,897,916
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	249,440	8,228,998
		14,126,914
Ireland 1.0% (a)
ICON plc (Life Sciences Tools & Services)	19,012	3,874,836
Israel 0.9% (a)
NICE Ltd., Sponsored ADR (Software)	13,179	3,443,409
Japan 10.9%
CyberAgent, Inc. (Media)	146,300	9,175,210
Menicon Co. Ltd. (Health Care Equipment & Supplies)	103,500	6,251,569

	Shares	Value
Common Stocks
Japan
Relo Group, Inc. (Real Estate Management & Development)	334,900	$ 8,360,833
SMS Co. Ltd. (Professional Services)	239,600	8,911,941
TechnoPro Holdings, Inc. (Professional Services)	119,600	9,168,972
		41,868,525
Mexico 1.3%
Regional SAB de CV (Banks)	1,186,405	4,853,501
Netherlands 6.6%
Koninklijke DSM NV (Chemicals)	62,074	10,847,506
Koninklijke Philips NV (Health Care Equipment & Supplies)	266,952	14,563,604
		25,411,110
Spain 4.8%
Amadeus IT Group SA (IT Services)	128,415	8,187,730
Industria de Diseno Textil SA (Specialty Retail)	346,325	10,292,723
		18,480,453
Sweden 3.1%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	109,457	9,588,277
MIPS AB (Leisure Products)	43,560	2,582,438
		12,170,715
Switzerland 1.0%
Lonza Group AG (Registered) (Life Sciences Tools & Services)	5,814	3,720,438
Taiwan 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	94,181	11,444,875
United Kingdom 16.7%
Big Yellow Group plc (Equity Real Estate Investment Trusts)	318,934	4,833,081
Diageo plc (Beverages)	263,200	10,634,786
Experian plc (Professional Services)	234,609	8,216,250
HomeServe plc (Commercial Services & Supplies)	523,546	7,488,993
Linde plc (Chemicals)	48,180	11,823,372
Prudential plc (Insurance)	668,166	10,734,093
St James's Place plc (Capital Markets)	666,045	10,709,145
		64,439,720
United States 6.3%
Accenture plc, Class A (IT Services)	24,811	6,002,277
STERIS plc (Health Care Equipment & Supplies)	50,755	9,496,768
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	73,230	8,816,892
		24,315,937
Total Common Stocks (Cost $291,707,369)		366,551,730

	Shares	Value
Short-Term Investment 0.1%
Affiliated Investment Company 0.1% (e)
United States 0.1%
MainStay U.S. Government Liquidity Fund, 0.01%	589,884	$ 589,884
Total Short-Term Investment (Cost $589,884)		589,884
Total Investments (Cost $292,297,253)	95.3%	367,141,614
Other Assets, Less Liabilities	4.7	18,049,679
Net Assets	100.0%	$ 385,191,293

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $26,455, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Current yield as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 18,478,417	$ —	$ 18,478,417
India	—	14,126,914	—	14,126,914
Japan	—	41,868,525	—	41,868,525
All Other Countries	292,051,419	—	26,455	292,077,874
Total Common Stocks	292,051,419	74,473,856	26,455	366,551,730
Short-Term Investment
Affiliated Investment Company	589,884	—	—	589,884
Total Investments in Securities	$ 292,641,303	$ 74,473,856	$ 26,455	$ 367,141,614

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 93.5%
Long-Term Municipal Bonds 89.3%
Alabama 0.8%
City of Birmingham, Unlimited General Obligation
Series A
5.00%, due 3/1/43 (a)	$ 2,650,000	$ 2,918,047
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	5,910,000	6,969,545
Health Care Authority of the City of Huntsville (The), HH Health System, Revenue Bonds
Series B
4.00%, due 6/1/45	20,370,000	24,087,321
Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds
Series A
5.00%, due 10/1/25	1,000,000	1,172,130
Lower Alabama Gas District (The), Revenue Bonds
4.00%, due 12/1/50	750,000	869,528
Series A
5.00%, due 9/1/46	10,000,000	15,285,000
University of South Alabama, Revenue Bonds
Insured: AGM
4.00%, due 11/1/35	2,000,000	2,242,480
Insured: AGM
5.00%, due 11/1/29	1,110,000	1,349,882
Insured: AGM
5.00%, due 11/1/30	2,000,000	2,423,120
Water Works Board of the City of Birmingham (The), Revenue Bonds
Series B
5.00%, due 1/1/32	6,140,000	7,624,222
		64,941,275
Alaska 0.0%‡
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,550,000	3,826,616
Arizona 0.7%
Arizona Board of Regents, Revenue Bonds
Series A
5.00%, due 7/1/39	2,000,000	2,655,320
Series A
5.00%, due 7/1/43	3,480,000	4,566,108
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	1,000,000	1,036,830
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	940,000	1,043,616

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
4.00%, due 2/1/50	$ 14,515,000	$ 17,016,080
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/41	11,010,000	12,763,452
Series E
4.00%, due 1/1/45	7,000,000	8,348,900
Maricopa County Unified School District No. 90 Saddle Mountain, Unlimited General Obligation
Insured: AGM
4.00%, due 7/1/35	7,175,000	8,565,013
		55,995,319
Arkansas 0.5%
County of Pulaski, Arkansas Children's Hospital, Revenue Bonds
5.00%, due 3/1/34	2,000,000	2,411,420
Pulaski County Special School District, Arkansas Construction Bonds, Limited General Obligation
Insured: State Aid Withholding
4.00%, due 2/1/48	15,500,000	16,118,450
Springdale Public Facilities Board, Arkansas Children's Northwest, Inc., Revenue Bonds
5.00%, due 3/1/34	2,890,000	3,438,031
Springdale School District No. 50, Limited General Obligation
Insured: State Aid Withholding
4.00%, due 6/1/36	2,500,000	2,597,575
Insured: State Aid Withholding
4.00%, due 6/1/40	10,400,000	10,774,712
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,623,617
5.00%, due 10/1/30	1,110,000	1,366,510
5.00%, due 10/1/31	1,205,000	1,478,716
		39,809,031
California 12.5%
Alta Loma School District, Unlimited General Obligation
Series C
4.00%, due 8/1/45	4,500,000	5,419,800
Series B
5.00%, due 8/1/44	4,000,000	4,910,520
Antelope Valley Community College District, Election 2016, Unlimited General Obligation
Series A
4.50%, due 8/1/38	11,500,000	13,643,370
Bay Area Toll Authority, Revenue Bonds
Series S-H
5.00%, due 4/1/44	2,615,000	3,323,299
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds
Series A
4.00%, due 10/1/35	1,230,000	1,424,033

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/45	$ 6,500,000	$ 7,567,950
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
4.00%, due 11/15/45	5,000,000	5,840,850
5.00%, due 11/15/49	20,000,000	24,244,600
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series A
5.00%, due 11/15/34	5,000,000	6,121,200
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Revenue Bonds
5.00%, due 8/1/49	9,060,000	11,393,856
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/23	405,000	447,375
5.00%, due 12/1/24	425,000	483,931
5.00%, due 12/1/25	450,000	527,720
5.00%, due 12/1/26	470,000	564,033
5.00%, due 12/1/27	495,000	605,093
5.00%, due 12/1/28	520,000	631,062
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,925,762
Insured: BAM
5.00%, due 5/15/32	1,500,000	1,869,060
Insured: BAM
5.00%, due 5/15/36	4,400,000	5,412,748
Insured: BAM
5.00%, due 5/15/39	9,815,000	11,984,311
Insured: BAM
5.00%, due 5/15/43	11,750,000	14,205,515
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	16,000,000	5,445,600
California State University, Revenue Bonds
Series A
5.00%, due 11/1/44	21,530,000	28,009,669
Chino Valley Unified School District, Limited General Obligation
Series B
4.00%, due 8/1/45	14,310,000	17,165,417
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	5,000,000	4,972,700
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	5,000,000	5,949,650
City of Long Beach, Airport System, Revenue Bonds
Series A
5.00%, due 6/1/30	5,000,000	5,017,950
City of Los Angeles, Department of Airports, Revenue Bonds
Series D
5.00%, due 5/15/31 (b)	2,530,000	2,961,289

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles, Department of Airports, Revenue Bonds
Series E
5.00%, due 5/15/36 (b)	$ 3,205,000	$ 4,119,739
Series E
5.00%, due 5/15/37 (b)	1,000,000	1,281,690
Series F
5.00%, due 5/15/37 (b)	2,350,000	2,988,707
Series A
5.00%, due 5/15/40	6,850,000	8,935,893
Series C
5.00%, due 5/15/44 (b)	4,285,000	5,232,928
Series E
5.00%, due 5/15/44 (b)	10,230,000	12,909,646
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	10,000,000	12,634,800
City of Los Angeles Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/33 (b)	4,000,000	5,151,360
City of Los Angeles Department of Airports, Revenue Bonds, Senior Lien
Series C
5.00%, due 5/15/34 (b)	12,280,000	16,158,884
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/28	2,700,000	3,427,245
Series A
5.00%, due 6/1/29	3,165,000	3,990,970
Series A
5.00%, due 6/1/30	4,920,000	6,159,102
Series A
5.00%, due 6/1/32	2,260,000	2,802,468
Series A
5.00%, due 6/1/33	1,225,000	1,510,731
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation
Series F, Insured: BAM
5.00%, due 8/1/46	12,385,000	14,668,670
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	15,000,000	18,184,950
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 6/1/38	1,250,000	780,150
Series B, Insured: BAM
(zero coupon), due 6/1/39	1,340,000	804,724
Series B, Insured: BAM
(zero coupon), due 6/1/40	1,500,000	866,085
Series B, Insured: BAM
(zero coupon), due 6/1/41	1,750,000	971,513

	Principal Amount	Value
Long-Term Municipal Bonds
California
Corona-Norco Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	$ 7,000,000	$ 8,140,860
Cotati-Rohnert Park Unified School District, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/42	2,865,000	3,440,177
El Monte Union High School District, Unlimited General Obligation
Series A
5.00%, due 6/1/49	17,390,000	21,141,023
Enterprise Elementary School District, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/49	5,000,000	5,948,100
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/41	3,000,000	3,675,720
Fontana Public Finance Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,523,372
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/35	14,800,000	7,375,728
Series C
(zero coupon), due 8/1/36	15,500,000	7,175,570
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM
3.50%, due 1/15/53	4,800,000	5,528,544
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G
(zero coupon), due 8/1/32	6,000,000	2,843,040
Series G
(zero coupon), due 8/1/33	10,000,000	4,402,500
Series G
(zero coupon), due 8/1/41	23,485,000	5,919,394
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, due 6/1/33	12,545,000	15,641,106
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/40	5,410,000	6,343,820
Jurupa Unified School District, Unlimited General Obligation
Series C
5.25%, due 8/1/43	5,500,000	7,075,200
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	3,205,000	3,829,494
Live Oak Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/48	1,500,000	1,837,680

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series E-1
5.00%, due 12/1/49	$ 7,630,000	$ 9,726,800
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.00%, due 7/1/50	10,000,000	13,098,300
Los Angeles Unified School District, Unlimited General Obligation
Series C
3.00%, due 7/1/35	14,400,000	16,375,824
Series C
4.00%, due 7/1/33	3,500,000	4,420,465
Series C
4.00%, due 7/1/36	6,000,000	7,423,800
Series C
4.00%, due 7/1/37	5,000,000	6,165,600
Los Angeles Unified School District, Election 2008, Unlimited General Obligation
Series B-1
5.25%, due 7/1/42	68,405,000	86,331,898
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	11,250,000	12,830,062
Novato Unified School District, Election 2016, Unlimited General Obligation
Series C
2.00%, due 8/1/39	4,645,000	4,695,584
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,393,682
Insured: AGM
5.00%, due 8/1/28	1,755,000	2,107,193
Insured: AGM
5.00%, due 8/1/29	2,535,000	3,040,403
Paramount Unified School District, Election 2006, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/43	25,000,000	6,448,500
Pomona Unified School District, Election 2008, Unlimited General Obligation
Series E, Insured: AGM
5.00%, due 8/1/30	3,285,000	3,503,223
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/37	3,660,000	4,625,471
Riverside County Community Facilities District No. 07-2, Special Tax
Insured: AGM
4.00%, due 9/1/45	4,000,000	4,745,520
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM
5.00%, due 10/1/30	2,645,000	3,123,745

	Principal Amount	Value
Long-Term Municipal Bonds
California
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	$ 20,000,000	$ 23,492,400
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	5,000,000	5,858,700
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/30	1,000,000	1,119,240
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/41	7,500,000	8,117,700
San Diego Association of Governments, South Bay Expressway, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	2,475,000	2,987,474
Series A
5.00%, due 7/1/32	1,800,000	2,151,936
Series A
5.00%, due 7/1/38	1,150,000	1,352,883
San Diego County Regional Airport Authority, Revenue Bonds
Series A
4.00%, due 7/1/38	1,750,000	2,096,098
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/34	2,000,000	2,172,140
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds
Series A
5.00%, due 10/15/44	3,000,000	3,506,910
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
4.00%, due 5/1/40 (b)	1,500,000	1,791,690
Series H
5.00%, due 5/1/27 (b)	7,745,000	9,814,929
Series E
5.00%, due 5/1/35 (b)	8,350,000	10,661,864
Series E
5.00%, due 5/1/37 (b)	3,210,000	4,073,297
Series E
5.00%, due 5/1/45 (b)	3,250,000	4,041,375
Series A
5.00%, due 5/1/47 (b)	9,000,000	10,862,730
Series D
5.00%, due 5/1/48 (b)	9,000,000	10,958,760
Series E
5.00%, due 5/1/50 (b)	15,000,000	18,557,550
Series F
5.00%, due 5/1/50	29,580,000	37,290,914

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	$ 4,245,000	$ 5,403,163
Series A
5.00%, due 5/1/38	4,000,000	5,062,920
Series A
5.00%, due 5/1/49	15,000,000	18,581,700
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/37	1,565,000	1,746,869
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,201,680
Insured: AGM
5.00%, due 8/15/35	1,000,000	1,199,070
Insured: AGM
5.00%, due 8/15/36	1,100,000	1,315,556
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/49	2,865,000	3,461,378
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	8,580,000	10,198,274
Selma Unified School District, Election 2006, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/39	730,000	462,061
Series D, Insured: AGM
(zero coupon), due 8/1/41	730,000	430,182
Sierra Joint Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/53	3,500,000	4,056,255
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/39	1,000,000	1,240,770
Series A
5.00%, due 8/1/40	1,195,000	1,480,067
Solano County Community College District, Election 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/42	16,460,000	20,428,012
Southern California Water Replenishment District, Revenue Bonds
5.00%, due 8/1/38	1,750,000	2,242,293
State of California, Unlimited General Obligation
3.00%, due 11/1/35	4,000,000	4,620,040
4.00%, due 10/1/34	20,790,000	25,783,134
4.00%, due 3/1/36	13,000,000	16,139,630
4.00%, due 3/1/37	20,100,000	24,865,911
4.00%, due 3/1/38	10,000,000	12,336,100
4.00%, due 3/1/40	10,500,000	12,890,010

	Principal Amount	Value
Long-Term Municipal Bonds
California
State of California, Unlimited General Obligation
4.00%, due 3/1/46	$ 20,000,000	$ 24,139,600
5.25%, due 10/1/39	5,635,000	6,909,186
Tahoe-Truckee Unified School District, Election 2014, Unlimited General Obligation
Series B
5.00%, due 8/1/41	2,200,000	2,684,880
Tulare County Transportation Authority, Revenue Bonds
4.00%, due 2/1/37	5,945,000	7,248,025
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/44	4,000,000	5,199,800
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series Series 2008, Insured: AGM
(zero coupon), due 8/1/32	5,120,000	4,191,130
University of California, Revenue Bonds
Series AV
5.00%, due 5/15/42	1,725,000	2,152,386
Series AZ
5.00%, due 5/15/43	9,180,000	11,666,311
Series AZ
5.25%, due 5/15/58	5,905,000	7,495,276
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	13,900,000	2,464,748
Winters Joint Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/46	1,400,000	1,701,798
		1,029,452,821
Colorado 0.9%
Adams State University, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/37	750,000	891,105
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/39	1,085,000	1,278,119
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/42	1,500,000	1,740,105
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	5,370,000	6,482,127
Series A
5.25%, due 12/1/48	10,000,000	12,332,200
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	2,875,000	3,425,102
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	3,905,000	4,578,105

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
4.00%, due 8/1/49	$ 15,975,000	$ 18,169,326
Series A-2
5.00%, due 8/1/44	4,500,000	5,569,470
Colorado Housing and Finance Authority, Revenue Bonds
Series C, Insured: GNMA
4.25%, due 11/1/48	4,955,000	5,519,325
Denver Convention Center Hotel Authority, Revenue Bonds, Senior Lien
5.00%, due 12/1/36	1,000,000	1,160,050
Regional Transportation District, Certificate Participation
Series A
4.50%, due 6/1/44	10,000,000	10,750,200
South Suburban Park & Recreation District, Unlimited General Obligation
4.00%, due 12/15/38	1,140,000	1,383,572
Vista Ridge Metropolitan District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/31	1,250,000	1,528,288
		74,807,094
Connecticut 3.3%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/33	3,090,000	3,684,485
Series D, Insured: AGM
5.00%, due 8/15/34	3,090,000	3,677,224
Series D, Insured: AGM
5.00%, due 8/15/35	3,090,000	3,671,785
Series D, Insured: AGM
5.00%, due 8/15/36	3,090,000	3,662,762
City of Hartford CT, Unlimited General Obligation
Series A, Insured: State Guaranteed
5.00%, due 4/1/28	2,500,000	2,629,175
Series A, Insured: State Guaranteed
5.00%, due 4/1/29	895,000	940,896
Series A, Insured: AGM
5.00%, due 4/1/32	195,000	204,342
Series C, Insured: AGM
5.00%, due 7/15/32	7,470,000	8,873,762
Series C, Insured: AGM
5.00%, due 7/15/34	2,500,000	2,957,050
City of New Haven, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/29	1,450,000	1,753,920
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds (c)
Series X-2
0.25%, due 7/1/37	11,000,000	10,995,380

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds (c)
Series A-3
0.25%, due 7/1/49	$ 15,000,000	$ 14,997,300
Connecticut State Health & Educational Facilities Authority, Quinnipiac University, Revenue Bonds
Series L
5.00%, due 7/1/32	10,425,000	12,151,067
Connecticut State Housing Finance Authority, Revenue Bonds
Series C-1
4.00%, due 11/15/45	4,865,000	5,404,431
Series B-1
4.00%, due 5/15/49	2,660,000	3,058,096
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/32	12,660,000	14,613,818
Series A
3.00%, due 1/15/33	6,000,000	6,869,280
Series A
3.00%, due 1/15/34	9,535,000	10,857,028
Series A
3.00%, due 1/15/35	7,250,000	8,211,495
Series A
3.00%, due 1/15/36	6,875,000	7,756,787
Series A
3.00%, due 1/15/37	4,000,000	4,494,920
Series A
4.00%, due 4/15/37	2,920,000	3,494,714
Series A
4.00%, due 4/15/38	1,460,000	1,742,846
Series A
5.00%, due 3/1/28	1,990,000	2,265,914
Series F
5.00%, due 9/15/28	12,810,000	16,849,762
Series A
5.00%, due 3/15/32	5,130,000	6,202,683
Series C
5.00%, due 6/15/33	1,775,000	2,260,054
Series E, Insured: BAM
5.00%, due 9/15/33	4,500,000	5,829,435
Series C
5.00%, due 6/15/34	1,375,000	1,745,906
Series A
5.00%, due 4/15/35	6,000,000	7,388,280
Series E, Insured: BAM
5.00%, due 9/15/35	2,325,000	2,996,599
Series A
5.00%, due 4/15/36	2,050,000	2,634,189
Series E, Insured: BAM
5.00%, due 9/15/37	2,000,000	2,563,260

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Unlimited General Obligation
Series A
5.00%, due 4/15/39	$ 1,250,000	$ 1,593,475
Series A
5.00%, due 1/15/40	750,000	967,965
State of Connecticut, Special Tax Obligation, Revenue Bonds
Series A
3.125%, due 5/1/40	4,250,000	4,664,375
Series A
4.00%, due 5/1/39	9,550,000	11,387,993
State of Connecticut Special Tax, Transportation Infrastructure
Series A
5.00%, due 9/1/30	5,000,000	5,758,850
Series A
5.00%, due 9/1/30	1,830,000	2,255,018
Series A
5.00%, due 1/1/31	5,000,000	6,336,050
Series A, Insured: BAM
5.00%, due 9/1/31	14,470,000	17,884,196
Series A
5.00%, due 9/1/33	13,000,000	15,875,990
Series A
5.00%, due 9/1/34	3,250,000	3,723,330
Series A
5.00%, due 1/1/36	4,075,000	5,081,362
University of Connecticut, Revenue Bonds
Series A
5.00%, due 11/1/33	2,000,000	2,564,900
Series A
5.00%, due 11/1/35	3,990,000	5,090,961
		270,623,110
Delaware 0.7%
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/34	6,360,000	8,393,483
Series A
5.00%, due 10/1/35	8,085,000	10,638,728
Series A
5.00%, due 10/1/37	9,135,000	11,927,935
Series A
5.00%, due 10/1/38	5,000,000	6,511,500
Series A
5.00%, due 10/1/45	13,155,000	16,798,540
		54,270,186

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia 0.9%
District of Columbia, Bryant Street Project, Tax Allocation
4.00%, due 6/1/39	$ 2,370,000	$ 2,859,121
4.00%, due 6/1/43	2,035,000	2,424,967
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	5,500,000	5,757,015
District of Columbia Water & Sewer Authority
Insured: AGM
5.50%, due 10/1/28	1,250,000	1,605,950
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	1,750,000	2,102,485
Series A
4.00%, due 10/1/36	2,350,000	2,812,739
Series A
4.00%, due 10/1/38	3,000,000	3,568,530
Series A
5.00%, due 10/1/29	2,500,000	3,311,175
Series A
5.00%, due 10/1/30	3,000,000	4,048,170
Series A
5.00%, due 10/1/31	4,000,000	5,361,520
Series A
5.00%, due 10/1/32	4,000,000	5,322,320
Series A
5.00%, due 10/1/33	3,175,000	4,204,525
Series A
5.00%, due 10/1/34	2,000,000	2,640,660
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/39	1,000,000	1,155,030
Series B
5.00%, due 10/1/33	1,500,000	1,912,365
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series B
6.50%, due 10/1/44 (a)	7,140,000	9,449,076
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (a)	8,000,000	10,137,520
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-YX1120
0.09%, due 10/1/49 (c)(d)	8,390,000	8,390,000
		77,063,168

	Principal Amount	Value
Long-Term Municipal Bonds
Florida 2.3%
Central Florida Expressway Authority, Senior Lien, Revenue Bonds
Series A
5.00%, due 7/1/35	$ 2,205,000	$ 2,862,090
City of Miami, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/39	2,820,000	3,328,305
City of Miami FL, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/33	1,520,000	1,830,308
Insured: BAM
4.00%, due 10/1/36	3,395,000	4,044,565
Insured: BAM
4.00%, due 10/1/37	2,535,000	3,011,098
Insured: BAM
4.00%, due 10/1/38	1,675,000	1,981,257
City of Miami FL, Beach Parking, Revenue Bonds
Insured: BAM
5.00%, due 9/1/40	2,500,000	2,931,700
City of Orlando FL, Unrefunded, Tourist Development Tax, Revenue Bonds
Series C, Insured: AGC
5.50%, due 11/1/38	1,600,000	1,604,448
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group
5.00%, due 8/15/42	20,000,000	24,465,000
County of Broward, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/49 (b)	4,000,000	4,939,200
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
4.00%, due 10/1/38	2,250,000	2,718,428
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
Series A
4.00%, due 10/1/44	9,500,000	11,041,090
Series B
5.00%, due 10/1/31	10,000,000	12,018,400
Series B
5.00%, due 10/1/44	20,000,000	25,670,200
County of Miami-Dade FL, Transit System, Revenue Bonds
Series A
4.00%, due 7/1/48	19,340,000	22,976,500
County of Miami-Dade FL, Unlimited General Obligation
Series A
5.00%, due 7/1/37	2,000,000	2,444,920
County of Sarasota FL, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/40	5,750,000	7,366,210
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 10/1/37	1,375,000	1,661,578

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 10/1/39	$ 1,400,000	$ 1,683,514
Florida Keys Aqueduct Authority, Revenue Bonds
Series A
5.00%, due 9/1/49	6,000,000	6,989,340
JEA Electric System, Revenue Bonds
Series B
4.00%, due 10/1/36	4,500,000	5,275,125
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds
5.00%, due 8/1/31	1,500,000	1,665,675
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Revenue Bonds
Series A
5.00%, due 3/15/42	5,000,000	6,087,700
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	6,190,000	6,764,123
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	10,100,000	12,850,937
5.00%, due 3/1/35	10,620,000	13,455,752
		191,667,463
Georgia 2.1%
Atlanta Development Authority, Revenue Bonds
Series A-1
5.00%, due 7/1/33	1,000,000	1,134,380
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	9,415,000	11,180,783
Series A
4.00%, due 7/1/49	3,000,000	3,539,850
Series A
5.00%, due 7/1/32	1,550,000	2,053,146
Series A
5.00%, due 7/1/33	2,380,000	3,137,935
Series A
5.00%, due 7/1/35	1,900,000	2,490,976
Series A
5.00%, due 7/1/36	2,850,000	3,724,351
Series A
5.00%, due 7/1/37	2,800,000	3,648,036
Series A
5.00%, due 7/1/38	2,250,000	2,923,897
Series A
5.00%, due 7/1/39	1,300,000	1,685,528
City of Dalton (The), Board of Water Light & Sinking Fund Commissioners, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,546,844

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Coweta County Development Authority, Piedmont Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 7/1/44	$ 5,000,000	$ 6,329,750
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (c)	2,500,000	2,575,350
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (c)	7,365,000	7,586,981
Development Authority of Monroe County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (c)	3,750,000	3,863,025
Etowah Water & Sewer Authority, Revenue Bonds
Insured: BAM
4.00%, due 3/1/33	1,000,000	1,187,880
Insured: BAM
4.00%, due 3/1/35	1,250,000	1,476,388
Fulton County Development Authority, Piedmont Healthcare Inc. Project, Revenue Bonds
Series A
4.00%, due 7/1/37	2,200,000	2,628,604
Series A
4.00%, due 7/1/39	2,500,000	2,972,250
Gainesville & Hall County Hospital Authority, Northeast Health System, Inc. Project, Revenue Bonds
Series A, Insured: County Guaranteed
5.25%, due 8/15/49	5,155,000	5,977,738
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 5/15/35	3,000,000	4,213,380
Series A
5.00%, due 5/15/36	3,700,000	5,247,895
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/35	5,000,000	5,766,750
Series A
5.00%, due 1/1/45	3,300,000	4,213,968
Series A
5.00%, due 1/1/50	4,000,000	5,067,960
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/37	1,000,000	1,245,880
Series A
5.00%, due 1/1/38	1,340,000	1,665,540
Series A
5.00%, due 1/1/49	52,395,000	63,711,796
Series A
5.00%, due 1/1/59	10,000,000	12,053,300
		175,850,161

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.125%, due 10/1/43 (b)	$ 5,000,000	$ 5,457,350
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 7/1/40	1,730,000	2,039,497
5.00%, due 1/1/46	5,000,000	5,715,050
Series A
5.00%, due 1/1/50	1,660,000	2,061,986
5.25%, due 7/1/33	1,000,000	1,120,770
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/30	5,610,000	6,016,444
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	732,978
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/27	2,265,000	2,692,723
Series A
5.00%, due 12/1/34	2,290,000	2,657,682
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series A
5.125%, due 1/1/42	3,085,000	3,172,737
		31,667,217
Hawaii 0.2%
State of Hawaii Department of Budget & Finance, Revenue Bonds
3.50%, due 10/1/49	7,000,000	7,343,560
State of Hawaii Department of Budget & Finance, Hawai'i Pacific Health Obligated Group, Revenue Bonds
Series A
6.00%, due 7/1/33	3,000,000	3,387,840
State of Hawaii State Highway Fund, Revenue Bonds
Series A
5.00%, due 1/1/38	2,765,000	3,521,919
Series A
5.00%, due 1/1/39	3,150,000	4,002,547
Series A
5.00%, due 1/1/40	2,140,000	2,714,248
		20,970,114
Idaho 0.4%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/36	16,920,000	21,629,682
Series A
5.00%, due 7/15/37	10,000,000	12,700,200
		34,329,882

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois 9.6%
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	$ 19,995,000	$ 18,408,397
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	8,250,000	10,501,590
Series A, Insured: AGM
5.50%, due 12/1/39	11,455,000	11,797,390
Chicago Board of Education, Revenue Bonds
6.00%, due 4/1/46	19,485,000	23,856,460
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/1/32 (b)	2,900,000	2,997,295
Series A
4.00%, due 1/1/37	5,000,000	6,027,650
Series A, Insured: AGM
4.00%, due 1/1/37	15,000,000	18,180,300
Series B, Insured: AGM
4.00%, due 1/1/53	10,000,000	11,556,300
Series B
5.00%, due 1/1/28	1,000,000	1,287,060
Series C
5.00%, due 1/1/35	6,000,000	7,124,160
Series D
5.00%, due 1/1/47 (b)	5,000,000	5,880,900
Series C
5.50%, due 1/1/34 (b)	3,000,000	3,255,480
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/32 (b)	15,000,000	17,302,500
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,915,000	3,033,903
Series B
5.00%, due 1/1/31 (b)	2,000,000	2,075,580
Chicago Park District, Limited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/31	1,955,000	2,364,709
Series C, Insured: BAM
4.00%, due 1/1/38	2,800,000	3,297,056
Series C, Insured: BAM
4.00%, due 1/1/39	3,145,000	3,693,111
Series A
5.00%, due 1/1/28	1,000,000	1,174,830
Series B, Insured: BAM
5.00%, due 1/1/29	2,500,000	2,758,675
Series A
5.00%, due 1/1/29	750,000	877,170

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Park District, Limited General Obligation
Series A
5.00%, due 1/1/31	$ 1,000,000	$ 1,160,480
Series A
5.00%, due 1/1/35	2,000,000	2,298,120
Chicago Park District, Unlimited General Obligation
Series F-2
4.00%, due 1/1/38	1,150,000	1,297,626
Series F-2
5.00%, due 1/1/37	2,050,000	2,552,619
Chicago Park District, Personal Property Replacement Tax, Unlimited General Obligation
Series D, Insured: BAM
4.00%, due 1/1/34	4,555,000	5,429,150
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
Insured: BAM
5.00%, due 11/15/30	1,435,000	1,871,154
Chicago Park District, Limited Tax, Limited General Obligation
Series A
5.50%, due 1/1/33	2,000,000	2,216,360
Series A
5.75%, due 1/1/38	4,000,000	4,435,400
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
Series A
4.00%, due 12/1/50	32,730,000	37,796,604
5.00%, due 12/1/46	2,480,000	2,905,295
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
5.25%, due 12/1/29	2,000,000	2,085,660
5.25%, due 12/1/31	1,735,000	1,809,310
City of Chicago Heights IL, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	2,115,000	2,540,792
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	1,240,000	1,293,320
5.00%, due 11/1/27	1,655,000	1,902,092
Series 2, Insured: AGM
5.00%, due 11/1/28	2,000,000	2,538,800
5.00%, due 11/1/29	1,700,000	1,939,479
Series 2, Insured: AGM
5.00%, due 11/1/30	3,000,000	3,776,250
Series 2, Insured: AGM
5.00%, due 11/1/32	5,000,000	6,250,850
Series 2, Insured: AGM
5.00%, due 11/1/33	10,000,000	12,488,900
Series 2, Insured: AGM
5.00%, due 11/1/38	3,500,000	4,320,575
Insured: AGM
5.25%, due 11/1/33	5,000,000	6,343,950

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
Insured: AGM
5.25%, due 11/1/34	$ 1,785,000	$ 2,265,397
Insured: AGM
5.25%, due 11/1/35	3,025,000	3,838,816
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,117,370
Series B, Insured: AGM
5.00%, due 1/1/30	7,585,000	9,309,905
5.00%, due 1/1/33	2,000,000	2,227,400
Series B
5.00%, due 1/1/33	2,490,000	3,030,205
5.00%, due 1/1/39	8,420,000	9,313,278
5.00%, due 1/1/44	13,090,000	14,411,435
Series A, Insured: AGM
5.25%, due 1/1/42	4,000,000	4,912,560
City of Chicago IL, Motor Fuel Tax, Revenue Bonds
Insured: AGM
5.00%, due 1/1/33	4,725,000	5,148,076
City of Chicago IL, Unlimited General Obligation
Series A
5.00%, due 1/1/40	1,750,000	1,752,888
Series A
5.50%, due 1/1/49	10,000,000	12,085,900
Series A
6.00%, due 1/1/38	43,000,000	52,386,900
Series A, Insured: BAM
6.00%, due 1/1/38	6,000,000	7,448,640
Cook County Community College District No. 508, Unlimited General Obligation
Insured: BAM
5.50%, due 12/1/38	5,000,000	5,572,000
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/30	3,370,000	3,937,811
Series C, Insured: BAM
5.00%, due 12/1/31	2,610,000	3,048,689
Cook County School District No. 162 Matteson, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 12/1/38	2,000,000	2,212,640
County of Will IL, Unlimited General Obligation
5.00%, due 11/15/45	18,000,000	22,017,060
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds
Series A
6.00%, due 7/1/43	9,600,000	10,581,120
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	5,000,000	5,628,950

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	$ 5,665,000	$ 6,801,965
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	58,750,000	39,438,287
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,645,000	3,215,474
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series 2020A
5.00%, due 1/1/26	1,400,000	1,677,410
Series A, Insured: BAM
5.00%, due 1/1/37	1,650,000	2,107,198
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.00%, due 1/1/33	2,000,000	2,517,120
Series A
5.00%, due 1/1/40	4,915,000	5,934,813
Series 2018C
5.00%, due 1/1/43	15,000,000	18,380,850
Series C
5.25%, due 1/1/35	9,000,000	11,428,650
Series 2018C
5.25%, due 1/1/43	20,000,000	24,873,400
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/28	1,005,000	1,305,194
Series C, Insured: AGM
5.00%, due 6/1/34	1,000,000	1,330,560
Series C, Insured: AGM
5.00%, due 6/1/38	1,635,000	2,148,586
Series C, Insured: AGM
5.00%, due 6/1/39	1,000,000	1,310,790
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series 2015B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,327,468
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,807,515
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,111,390
State of Illinois, Sales Tax, Revenue Bonds
Series C
4.00%, due 6/15/27	2,000,000	2,227,320
4.50%, due 6/15/36	17,500,000	17,639,125
State of Illinois, Unlimited General Obligation
Series C
4.00%, due 10/1/40	5,000,000	5,625,700

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	$ 12,600,000	$ 13,569,696
Series D
5.00%, due 11/1/26	8,725,000	10,294,889
5.00%, due 2/1/27	4,730,000	5,679,264
5.00%, due 1/1/28	6,155,000	7,148,725
5.00%, due 2/1/28	10,000,000	11,930,600
Series D
5.00%, due 11/1/28	7,380,000	8,813,196
5.25%, due 2/1/32	10,000,000	10,977,900
5.50%, due 5/1/39	15,000,000	18,854,400
5.75%, due 5/1/45	5,000,000	6,307,200
Series A
6.00%, due 5/1/27	9,665,000	12,237,630
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2015-XF1009, Insured: AGM
0.10%, due 6/15/32 (c)(d)	17,390,000	17,390,000
United City of Yorkville IL, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,778,000	4,451,957
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,798,770
Village of Oswego, Unlimited General Obligation
5.00%, due 12/15/33	7,670,000	9,307,468
Village of Rosemont IL, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	8,090,000	9,804,352
Village of Schaumburg IL, Unlimited General Obligation
Series A
4.00%, due 12/1/41	37,350,000	39,867,763
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/34	1,500,000	1,715,055
		791,308,022
Indiana 0.5%
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds (c)
Series A
0.75%, due 12/1/38	1,500,000	1,507,200
Series B
0.95%, due 12/1/38 (b)	2,260,000	2,267,367
Indiana Finance Authority, Marion General Hospital
Series A
4.00%, due 7/1/50	12,500,000	13,925,625

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B
5.00%, due 2/1/24	$ 2,100,000	$ 2,177,133
Series A
5.00%, due 2/1/25	2,215,000	2,297,199
Series B
5.00%, due 2/1/25	2,210,000	2,292,013
Series B
5.00%, due 2/1/26	2,320,000	2,405,376
Indiana University Lease Purchase, Revenue Bonds
Series A
4.00%, due 6/1/32	2,595,000	3,264,173
Series A
4.00%, due 6/1/33	1,885,000	2,358,380
Series A
4.00%, due 6/1/38	3,015,000	3,711,043
Series A
4.00%, due 6/1/39	3,095,000	3,799,577
Vanderburgh County Redevelopment District, Tax Allocation
Insured: AGM
5.00%, due 2/1/31	1,460,000	1,749,766
		41,754,852
Iowa 1.0%
City of Coralville, Certificate of Participation
Series E
4.00%, due 6/1/21	545,000	545,240
Series E
4.00%, due 6/1/22	1,405,000	1,408,077
Series E
4.00%, due 6/1/23	1,320,000	1,324,739
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/47	2,735,000	3,151,431
Series C, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,670,000	1,845,266
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49	59,255,000	72,674,480
		80,949,233
Kansas 0.2%
City of Hutchinson, Hutchinson Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/26	565,000	654,700
5.00%, due 12/1/28	410,000	471,102
5.00%, due 12/1/30	500,000	569,260
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,955,700

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/34	$ 5,000,000	$ 5,901,800
5.00%, due 9/1/35	2,800,000	3,299,660
		13,852,222
Kentucky 0.3%
City of Ashland, King's Daughters Medical Center Project, Revenue Bonds
Series A
5.00%, due 2/1/23	1,525,000	1,632,513
City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
Series A
4.00%, due 2/1/21	1,070,000	1,070,000
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 5/1/38	2,995,000	3,369,135
Kentucky Public Energy Authority, Revenue Bonds
Series A
4.00%, due 4/1/48	15,000,000	16,604,250
		22,675,898
Louisiana 0.8%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/28	2,285,000	2,841,717
Insured: BAM
5.00%, due 8/1/30	5,355,000	6,587,078
Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds
5.00%, due 5/15/34	2,010,000	2,387,981
Louisiana Public Facilities Authority, Loyola University, Revenue Bonds
Series Series 2011
5.25%, due 10/1/30	2,930,000	3,026,895
Louisiana Stadium & Exposition District, Revenue Bonds
5.00%, due 7/3/23	8,550,000	9,284,018
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	1,485,000	1,612,131
Port New Orleans Board of Commissioners, Revenue Bonds
Series D
5.00%, due 4/1/50	7,325,000	9,261,657
State of Louisiana, Unlimited General Obligation
Series A
4.00%, due 2/1/34	9,830,000	10,846,815
Series A
4.00%, due 4/1/37	16,845,000	19,525,039
		65,373,331

	Principal Amount	Value
Long-Term Municipal Bonds
Maine 0.0%‡
Maine State Housing Authority, Revenue Bonds
Series F
3.65%, due 11/15/42	$ 1,110,000	$ 1,190,608
Maryland 0.5%
City of Baltimore, Water Project, Revenue Bonds
Series A
4.00%, due 7/1/37	2,065,000	2,516,430
County of Baltimore, Unlimited General Obligation
4.00%, due 3/1/37	5,565,000	6,779,728
Maryland Stadium Authority, Baltimore City Public School, Construction & Revitalization, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	24,645,000	30,373,977
		39,670,135
Massachusetts 0.2%
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
4.00%, due 1/1/33	1,000,000	1,153,150
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,272,072
5.00%, due 10/1/31	1,200,000	1,270,188
5.00%, due 10/1/32	1,240,000	1,310,593
5.00%, due 10/1/33	1,500,000	1,583,055
5.00%, due 10/1/34	2,170,000	2,286,768
Massachusetts Educational Financing Authority, Revenue Bonds
Series I
6.00%, due 1/1/28	285,000	289,107
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds
Series 199
4.00%, due 12/1/48	2,990,000	3,293,575
Massachusetts School Building Authority, Revenue Bonds
Series A
5.00%, due 8/15/45	4,585,000	6,036,748
Metropolitan Boston Transit Parking Corp., Revenue Bonds
5.25%, due 7/1/36	2,000,000	2,037,760
		20,533,016
Michigan 1.7%
City of Detroit, Sewage Disposal System
Series A, Insured: BHAC
5.00%, due 7/1/35	5,345,000	5,452,007
Series A
5.25%, due 7/1/41	5,000,000	5,107,350
Series A
5.75%, due 7/1/37	5,550,000	5,680,647
City of Detroit MI Sewage Disposal System, Revenue Bonds
Series A
5.25%, due 7/1/39	12,400,000	13,301,976

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF
5.00%, due 5/1/29	$ 3,620,000	$ 3,832,349
Series A, Insured: Q-SBLF
5.00%, due 5/1/33	4,535,000	4,798,075
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	2,034,096
Grand Rapids Public Schools, Unlimited General Obligation
Insured: AGM
5.00%, due 11/1/42	1,400,000	1,777,482
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/35	20,000,000	24,713,600
Hudsonville Public Schools, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/42	1,800,000	2,152,674
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 5/1/28	2,030,000	2,477,270
Series A, Insured: AGM
5.00%, due 5/1/30	1,455,000	1,766,370
Series A, Insured: AGM
5.00%, due 5/1/40	1,500,000	1,781,925
Livonia Public School District, Unlimited General Obligation
Series II, Insured: AGM
5.00%, due 5/1/40	4,365,000	5,201,945
Michigan Finance Authority, Revenue Notes
Series A-2, Insured: State Aid Withholding
4.00%, due 8/20/21	20,000,000	20,431,000
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/36	2,000,000	2,434,980
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/25	1,000,000	1,203,710
5.00%, due 11/1/27	1,200,000	1,515,480
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-2, Insured: AGM
5.00%, due 7/1/28	500,000	573,590
Series D-1, Insured: AGM
5.00%, due 7/1/35	2,000,000	2,281,960
Series D-6, Insured: NATL-RE
5.00%, due 7/1/36	7,400,000	8,368,364
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,500,000	2,844,275

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	$ 3,000,000	$ 3,430,590
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-1
5.00%, due 7/1/34	500,000	590,255
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds, Senior Lien
Series C-1
5.00%, due 7/1/44	2,500,000	2,673,025
South Huron Valley Utility Authority, State Of Michigan 2020 Sewage Disposal System Improvement, Revenue Bonds
Insured: BAM
4.00%, due 5/1/34	5,185,000	6,208,675
Thornapple Kellogg School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/44	1,665,000	1,988,127
Tri-County Area School District, Unlimited General Obligation
Insured: AGM
4.00%, due 5/1/30	1,225,000	1,522,773
Insured: AGM
4.00%, due 5/1/31	1,285,000	1,589,108
Insured: AGM
4.00%, due 5/1/32	1,350,000	1,665,022
		139,398,700
Minnesota 0.1%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds
Series A
4.00%, due 11/15/37	1,000,000	1,143,520
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	4,220,000	4,748,977
Minnesota Office of Higher Education, Student Loan Program, Revenue Bonds, Senior Lien
2.65%, due 11/1/38 (b)	3,240,000	3,303,860
		9,196,357
Mississippi 0.0%‡
Mississippi Home Corp., Single Family Mortgage Housing, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 12/1/44	1,695,000	1,885,671
Missouri 0.9%
City of Kansas City, Improvement Downtown Arena Project, Revenue Bonds
Series E
5.00%, due 4/1/40	10,055,000	11,490,552
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds
Series A
5.00%, due 6/1/30	4,000,000	4,519,120

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Kansas City Industrial Development Authority, International Airport Terminal Modernization Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/50 (b)	$ 15,000,000	$ 17,360,550
Kansas City Industrial Development Authority, Airport, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 3/1/50	2,280,000	2,638,804
Series B
5.00%, due 3/1/46	7,930,000	9,645,418
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	6,820,000	7,701,621
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/49	3,750,000	4,193,025
Springfield School District No. R-12, Unlimited General Obligation
4.00%, due 3/1/35	3,140,000	3,860,881
St. Louis Municipal Finance Corp., Convention Center Expansion, Revenue Bonds
Insured: AGM
5.00%, due 10/1/49	5,260,000	6,561,377
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-YX1159
0.10%, due 3/1/46 (c)(d)	3,165,000	3,165,000
		71,136,348
Montana 0.4%
Montana Board of Housing, Single Family Mortgage, Revenue Bonds
Series B
3.40%, due 12/1/33	1,520,000	1,678,810
Series B
3.60%, due 6/1/37	1,970,000	2,175,432
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,192,088
5.00%, due 2/15/31	1,500,000	1,830,990
5.00%, due 2/15/33	1,320,000	1,599,378
5.00%, due 2/15/34	1,200,000	1,450,056
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	2,148,845
4.00%, due 7/1/32	1,945,000	2,363,544
4.00%, due 7/1/33	2,020,000	2,443,049
Yellowstone County K-12 School, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,947,469
5.00%, due 7/1/30	2,500,000	3,241,600
5.00%, due 7/1/31	3,015,000	3,893,722
5.00%, due 7/1/32	3,300,000	4,242,975
		32,207,958

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska 0.5%
Central Plains Energy, Nebraska Gas Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/42	$ 14,495,000	$ 21,941,951
5.00%, due 9/1/42	13,960,000	14,910,955
Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds
Series C
4.00%, due 9/1/48	4,520,000	4,993,154
		41,846,060
Nevada 2.2%
City of Henderson NV, Limited General Obligation
Series A-1
4.00%, due 6/1/50	11,000,000	13,181,520
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/37	5,000,000	5,573,350
Series B, Insured: BAM
3.00%, due 6/15/39	6,340,000	6,998,346
Series C
4.00%, due 6/15/32	5,000,000	5,726,700
Series B, Insured: AGM
4.00%, due 6/15/35	5,395,000	6,459,272
Series C
4.00%, due 6/15/37	4,845,000	5,607,894
Series B, Insured: BAM
5.00%, due 6/15/34	5,750,000	7,241,148
County of Clark NV, Limited General Obligation
4.00%, due 12/1/35	8,425,000	10,075,036
4.00%, due 12/1/36	5,000,000	5,960,400
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	9,800,000	10,932,390
Series B
5.00%, due 7/1/31	1,245,000	1,508,454
Series B
5.00%, due 7/1/43	22,500,000	26,970,750
Las Vegas Valley Water District, Water Improvement, Unlimited General Obligation
Series A
5.00%, due 6/1/46	3,665,000	4,435,969
Washoe County School District, Limited General Obligation
Series A, Insured: BAM
3.00%, due 6/1/33	3,000,000	3,413,280
Series A, Insured: BAM
3.00%, due 6/1/34	2,490,000	2,813,152
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
4.00%, due 10/1/45	15,585,000	18,442,821

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
4.00%, due 10/1/49	$ 36,610,000	$ 43,113,034
		178,453,516
New Hampshire 0.1%
City of Manchester, General Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/26	1,800,000	1,872,576
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc., Revenue Bonds
Series A
4.00%, due 4/1/50 (b)	5,525,000	6,015,510
		7,888,086
New Jersey 5.1%
Atlantic County Improvement Authority (The), Stockton University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/31	2,670,000	3,126,276
Series A, Insured: AGM
5.00%, due 7/1/32	1,305,000	1,520,664
Series A, Insured: AGM
5.00%, due 7/1/33	1,395,000	1,620,069
City of Atlantic City NJ, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 3/1/32	3,400,000	4,122,636
New Brunswick Parking Authority, City Guaranteed Parking Revenue Refunding Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/28	4,780,000	5,773,810
Series A, Insured: BAM
5.00%, due 9/1/29	2,370,000	2,851,371
Series A, Insured: BAM
5.00%, due 9/1/30	4,605,000	5,515,547
Series A, Insured: BAM
5.00%, due 9/1/31	6,780,000	8,084,404
New Jersey Building Authority, Unrefunded, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/25	2,015,000	2,411,451
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	2,194,050
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (b)
Series E
0.85%, due 12/1/25	1,550,000	1,555,193
Series D
1.10%, due 11/1/29 (c)	2,040,000	2,075,394
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,117,340
5.50%, due 1/1/26	1,000,000	1,137,520

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	$ 2,000,000	$ 2,497,580
New Jersey Educational Facilities Authority, Stevens Institute of Technology, Revenue Bonds
Series A
3.00%, due 7/1/50	1,775,000	1,842,273
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/29	4,775,000	5,790,117
Series A, Insured: BAM
5.00%, due 7/1/30	5,000,000	6,036,400
Series A, Insured: BAM
5.00%, due 7/1/31	3,000,000	3,610,890
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds
Series A
5.00%, due 7/1/38	10,000,000	12,255,800
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
5.625%, due 7/1/32	25,000	25,570
New Jersey Higher Education Student Assistance Authority, Subordinate Student loan, Revenue Bonds
Series C
4.00%, due 12/1/48 (b)	2,250,000	2,367,450
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds
Series E
3.50%, due 4/1/51	28,000,000	31,579,240
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series C
4.75%, due 10/1/50	11,015,000	12,617,242
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	20,000,000	16,842,000
Series C, Insured: AGM
(zero coupon), due 12/15/34	30,000,000	23,807,700
Series A
5.00%, due 12/15/26	4,500,000	5,559,660
Series BB
5.00%, due 6/15/44	11,255,000	13,647,700
Series AA
5.00%, due 6/15/44	13,255,000	14,350,526
Series AA
5.00%, due 6/15/46	7,440,000	8,989,231
Series AA
5.25%, due 6/15/43	10,205,000	12,586,745
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A
5.00%, due 6/15/28	4,800,000	5,773,104
Series A
5.00%, due 6/15/29	8,380,000	10,028,095

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	$ 2,000,000	$ 2,266,600
Newark Housing Authority, Police Facility, Revenue Bonds
Insured: AGM
4.00%, due 12/1/27	500,000	574,200
Insured: AGM
4.00%, due 12/1/29	250,000	284,205
Insured: AGM
4.00%, due 12/1/31	225,000	253,199
Insured: AGM
5.00%, due 12/1/28	750,000	918,398
Insured: AGM
5.00%, due 12/1/38	1,740,000	2,079,509
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/31	6,785,000	7,667,796
Series J, Insured: AGM
3.00%, due 12/1/32	4,395,000	4,941,298
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/31	1,750,000	2,311,662
Series A, Insured: AGM
5.00%, due 11/1/32	1,500,000	1,970,865
Series A, Insured: BAM
5.00%, due 11/1/45	2,000,000	2,586,240
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	25,935,000	32,233,315
Series A
4.00%, due 6/1/31	31,800,000	40,011,078
Series A
5.00%, due 6/1/28	17,100,000	22,053,015
Series A
5.00%, due 6/1/29	10,675,000	14,008,589
State of New Jersey, Various Purposes, Unlimited General Obligation
5.00%, due 6/1/40	5,000,000	6,212,900
5.00%, due 6/1/41	11,500,000	14,179,500
5.00%, due 6/1/42	10,000,000	12,297,500
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/31	3,000,000	3,870,960
Series A
5.00%, due 6/1/33	6,500,000	8,292,050
Series A
5.00%, due 6/1/34	1,500,000	1,907,265

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/36	$ 6,000,000	$ 7,572,300
		421,805,492
New Mexico 0.1%
City of Albuquerque NM, Gross Receipts Lodgers Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	2,490,000	3,050,399
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
5.00%, due 8/1/44	5,000,000	6,354,150
		9,404,549
New York 20.0%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/1/38	2,575,000	3,427,969
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
Insured: AGM
5.00%, due 12/15/21	1,075,000	1,118,161
City of New York, Unlimited General Obligation
Series C
4.00%, due 8/1/41	2,300,000	2,751,513
City of New York NY, Unlimited General Obligation
Series A
3.00%, due 8/1/36	4,875,000	5,323,646
Series A, A-1
4.00%, due 8/1/38	10,000,000	11,879,400
Series D-1, Insured: BAM
4.00%, due 3/1/41	12,500,000	14,946,750
Series D-1, Insured: BAM
4.00%, due 3/1/50	22,760,000	26,649,456
Series I
5.00%, due 8/1/23	3,675,000	3,939,784
Series A
5.00%, due 8/1/39	4,000,000	5,111,440
Series B-1
5.00%, due 10/1/42	2,870,000	3,651,931
Series F-1
5.00%, due 4/1/43	2,500,000	3,081,700
Series B-1
5.00%, due 10/1/43	3,555,000	4,506,140
Series B-1
5.25%, due 10/1/32	20,000,000	25,390,600
County of Nassau, Limited General Obligation
Series A
2.00%, due 12/10/21	50,000,000	50,797,500

	Principal Amount	Value
Long-Term Municipal Bonds
New York
County of Nassau, Limited General Obligation
Series C, Insured: BAM
5.00%, due 4/1/37	$ 2,525,000	$ 2,974,273
Series B, Insured: AGM
5.00%, due 4/1/44	5,000,000	6,405,700
County of Suffolk NY, Limited General Obligation
Series I
2.00%, due 7/22/21	29,000,000	29,232,580
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/31	4,460,000	4,860,553
Series B, Insured: AGM
5.00%, due 10/15/28	4,020,000	5,076,416
Long Island Power Authority, Revenue Bonds
Series A
4.00%, due 9/1/34	5,000,000	6,017,500
Series A, Insured: BAM
5.00%, due 9/1/39	10,000,000	11,452,600
5.00%, due 9/1/39	1,875,000	2,384,119
Series A, Insured: BAM
5.00%, due 9/1/44	10,000,000	11,384,300
Series B
5.00%, due 9/1/45	8,970,000	10,453,369
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S
4.00%, due 2/1/22	12,500,000	12,872,375
Series C, Insured: AGM
4.00%, due 11/15/48	10,715,000	12,441,079
Series D-1
5.00%, due 9/1/22	23,115,000	24,577,486
Series D-1
5.00%, due 11/15/26	2,785,000	3,268,671
Series D
5.00%, due 11/15/26	2,000,000	2,134,240
Series A-1
5.00%, due 11/15/40	4,035,000	4,565,199
Series A-1
5.00%, due 11/15/41	2,910,000	3,355,230
Series C-1
5.25%, due 11/15/29	2,230,000	2,641,836
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/42	7,500,000	8,779,125
Series A-1, Insured: AGM
4.00%, due 11/15/44	4,845,000	5,666,857
Series D
5.00%, due 11/15/45	12,500,000	15,649,750

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	$ 1,880,000	$ 2,183,188
Series C, Insured: BAM
5.00%, due 11/15/44	14,845,000	18,702,770
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 3/1/22	9,305,000	9,758,526
Series A
5.00%, due 11/15/26	2,095,000	2,618,415
Series A
5.25%, due 11/15/27	2,295,000	2,895,005
Series A
5.25%, due 11/15/33	8,750,000	10,818,762
Series A
5.25%, due 11/15/34	10,000,000	12,339,000
Series A
5.25%, due 11/15/36	10,515,000	12,921,463
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-2
5.00%, due 11/15/28	3,040,000	3,897,858
Series B-2
5.00%, due 11/15/33	1,735,000	2,181,433
Series B-1
5.00%, due 11/15/36	13,340,000	16,206,766
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-1
5.00%, due 11/15/37	1,300,000	1,476,579
Series C
5.00%, due 11/15/38	7,500,000	8,057,700
Series C
5.00%, due 11/15/42	10,000,000	10,739,000
Series E
5.00%, due 11/15/43	2,500,000	2,723,500
Series B
5.00%, due 11/15/43	1,575,000	1,691,015
Series B
5.25%, due 11/15/35	2,870,000	3,220,513
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Revenue Bonds
Series J
3.05%, due 11/1/49	7,820,000	8,268,321
Series G-1-B
3.05%, due 5/1/50	24,270,000	25,177,455
Series J
3.15%, due 11/1/54	23,145,000	24,364,279
Series E-1-C
4.95%, due 11/1/46	4,625,000	5,434,514

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/31	$ 4,075,000	$ 5,087,189
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A
3.00%, due 11/1/37	15,110,000	16,786,757
Series B-1
4.00%, due 11/1/37	30,300,000	36,223,953
Series C
4.00%, due 5/1/38	14,250,000	17,275,987
Series C-1
4.00%, due 11/1/38	11,380,000	13,431,814
Series B-1
4.00%, due 11/1/38	7,875,000	9,374,872
Series C
4.00%, due 5/1/39	6,500,000	7,858,435
Series C
4.00%, due 5/1/40	6,835,000	8,243,830
Series B-1
4.00%, due 11/1/41	11,500,000	13,580,235
Series C
4.00%, due 5/1/42	10,000,000	11,987,300
Series B-1
4.00%, due 11/1/42	12,315,000	14,509,040
Series F-1
5.00%, due 5/1/32	4,000,000	5,030,040
Series A-1
5.00%, due 5/1/33	10,000,000	12,128,500
Series A-2
5.00%, due 8/1/34	7,795,000	9,811,644
Series E-1
5.00%, due 2/1/37	5,000,000	5,971,250
Series E-1
5.00%, due 2/1/41	2,500,000	2,873,450
Series F-1
5.00%, due 5/1/42	11,500,000	14,145,000
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/33	6,060,000	7,078,565
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/34	3,000,000	3,561,960
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	10,000,000	11,655,200
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	8,555,000	10,171,125
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
Series A-2
5.00%, due 5/1/36	5,000,000	6,453,900

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series DD-2
3.50%, due 6/15/40	$ 2,585,000	$ 2,935,500
Series FF-2
4.00%, due 6/15/41	2,500,000	2,974,300
Series DD-3
4.00%, due 6/15/42	5,000,000	6,008,500
Series AA-2
4.00%, due 6/15/43	4,695,000	5,676,443
Series EE
5.00%, due 6/15/40	15,585,000	19,783,287
Series EE
5.00%, due 6/15/47	11,710,000	12,895,052
Series CC-1
5.00%, due 6/15/47	10,000,000	11,428,100
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/36	5,050,000	3,476,420
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	12,925,000	13,009,529
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
5.00%, due 12/15/41	12,315,000	12,757,724
New York Liberty Development Corp., World Trade Center, Revenue Bonds
5.75%, due 11/15/51	18,940,000	19,689,835
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series D
4.00%, due 2/15/39	10,480,000	12,527,478
Series D
4.00%, due 2/15/40	3,615,000	4,312,406
Series D
4.00%, due 2/15/47	25,250,000	29,580,122
Series A
5.00%, due 3/15/31	13,000,000	17,793,880
Series E
5.00%, due 3/15/34	4,190,000	5,034,411
Series B
5.00%, due 2/15/38	13,490,000	16,773,331
Series D
5.00%, due 2/15/48	10,200,000	12,997,554
Series A
5.25%, due 3/15/39	1,840,000	2,361,824
New York State Dormitory Authority, State Personal Income Tax, Revenue Notes
Series B
5.00%, due 3/31/21	28,000,000	28,229,600
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series C
4.00%, due 3/15/44	11,385,000	13,088,082

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/40	$ 8,280,000	$ 10,129,918
Series A
5.00%, due 3/15/40	23,580,000	29,399,780
Series E
5.00%, due 3/15/40	5,000,000	6,316,350
Series A
5.00%, due 3/15/43	10,000,000	12,382,600
Series A
5.00%, due 3/15/44	5,000,000	6,066,650
Series A
5.00%, due 3/15/45	3,000,000	3,698,430
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/33	750,000	960,570
Series A, Insured: AGM
5.00%, due 10/1/34	3,700,000	4,724,123
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,215,160
Series A
5.00%, due 7/1/38	1,000,000	1,208,480
New York State Thruway Authority, Revenue Bonds
Series L
3.50%, due 1/1/37	3,645,000	4,095,230
Series N
4.00%, due 1/1/45	5,000,000	5,875,700
Series L
5.00%, due 1/1/31	3,550,000	4,525,824
Series L
5.00%, due 1/1/34	2,430,000	3,045,762
Series N
5.00%, due 1/1/34	10,855,000	14,414,680
Series N
5.00%, due 1/1/35	5,000,000	6,564,500
Series N
5.00%, due 1/1/36	19,130,000	25,014,771
Series N
5.00%, due 1/1/38	6,095,000	7,908,628
New York State Thruway Authority, Junior Indebtedness Obligations, Revenue Bonds
Series B
4.00%, due 1/1/39	11,555,000	13,735,775
Series B
4.00%, due 1/1/45	8,900,000	10,402,943
Series B
4.00%, due 1/1/50	5,500,000	6,391,385

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/50	$ 10,940,000	$ 12,761,619
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds
Series C
3.00%, due 3/15/40	18,965,000	20,822,622
Series E
4.00%, due 3/15/34	15,000,000	18,354,600
Series C
4.00%, due 3/15/42	4,635,000	5,542,718
Series C
4.00%, due 3/15/49	4,000,000	4,727,360
Series A
5.00%, due 3/15/30	12,350,000	15,044,152
Series A
5.00%, due 3/15/36	10,000,000	13,326,400
Series A
5.00%, due 3/15/41	5,000,000	6,525,650
Series A
5.00%, due 3/15/43	10,360,000	13,000,764
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/41	10,000,000	12,894,800
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/31	10,925,000	12,044,157
Series A, Insured: AGM
4.00%, due 7/1/36	24,800,000	27,148,808
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,000,000	3,527,550
5.00%, due 12/1/43	16,995,000	21,856,590
Port Authority of New York & New Jersey, Revenue Bonds
Series 222
4.00%, due 7/15/37	4,250,000	5,168,297
Series 222
4.00%, due 7/15/39	6,480,000	7,824,665
Series 222
4.00%, due 7/15/40	2,000,000	2,407,060
Series 209
5.00%, due 7/15/30	2,475,000	3,216,560
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds (b)
Series 218
4.00%, due 11/1/37	1,720,000	2,036,239
Series 218
5.00%, due 11/1/44	3,190,000	3,979,972
Series 218
5.00%, due 11/1/49	3,500,000	4,341,190

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds
Series 214
4.00%, due 9/1/43 (b)	$ 9,355,000	$ 10,881,455
Port Authority of New York & New Jersey, Consolidated 172nd, Revenue Bonds, Second Series
Series One Hundered Seventy - Second Series
4.25%, due 10/1/32	5,000,000	5,190,400
Port Authority of New York & New Jersey, Consolidated 221st, Revenue Bonds
Series 222
5.00%, due 7/15/32	2,740,000	3,698,178
Series 221
5.00%, due 7/15/35 (b)	3,000,000	3,925,770
Port Authority of New York & New Jersey, Consolidated 197th, Revenue Bonds (b)
Series 197
5.00%, due 11/15/34	14,760,000	18,110,077
Series 197
5.00%, due 11/15/35	13,450,000	16,468,718
Series 197
5.00%, due 11/15/41	21,550,000	26,089,723
Rensselaer City School District, Certificate Participation
Insured: AGM
5.00%, due 6/1/30	1,880,000	2,289,690
Insured: AGM
5.00%, due 6/1/32	2,000,000	2,423,040
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2016-XM0454
0.12%, due 9/15/40 (c)(d)	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series 2005B-4A
(zero coupon), due 1/1/32 (c)(e)	2,750,000	2,750,743
Series A
5.00%, due 11/15/46	7,855,000	9,672,726
Series A
5.00%, due 11/15/49	17,500,000	21,925,750
Series A
5.00%, due 11/15/49	30,000,000	38,818,200
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/35	8,560,000	10,621,334
Series B
5.00%, due 11/15/38	3,600,000	4,439,664
Series A
5.00%, due 11/15/43	6,000,000	7,580,400
Series A
5.00%, due 11/15/45	12,540,000	15,459,563
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/34	6,990,000	8,523,466

	Principal Amount	Value
Long-Term Municipal Bonds
New York
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/35	$ 2,865,000	$ 3,482,150
West Islip Union Free School District, Limited General Obligation
Insured: State Aid Withholding
1.75%, due 6/21/21	5,000,000	5,028,350
		1,648,027,163
North Carolina 0.6%
Invesco Municipal Income Opportunities Trust II
1.00%, due 12/1/22 (d)(e)	5,000,000	5,000,000
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	42,545,000	48,409,828
		53,409,828
North Dakota 0.1%
State Board of Higher Education of the State of North Dakota, University of North Dakota Housing & Auxiliary Facilities, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/44	4,000,000	4,692,760
Ohio 0.6%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, Revenue Bonds
5.00%, due 11/15/42	7,000,000	7,292,320
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/37	2,000,000	2,437,380
Series A-2
5.00%, due 6/1/36	1,000,000	1,313,010
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,623,214
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,587,635
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	1,980,000	1,989,088
County of Hamilton OH, Christ Hospital Project, Revenue Bonds
5.50%, due 6/1/42	2,000,000	2,142,160
Ohio Higher Educational Facility Commission, Oberlin College Project, Revenue Bonds
5.00%, due 10/1/31	2,800,000	3,076,304
Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.50%, due 9/1/48	5,260,000	5,903,193
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
4.00%, due 1/1/46	10,850,000	12,765,568

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
University of Cincinnati, Revenue Bonds
Series A
5.00%, due 6/1/45	$ 10,000,000	$ 12,072,300
		53,202,172
Oklahoma 0.5%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A
5.00%, due 9/1/26	1,800,000	2,249,334
Series A
5.00%, due 9/1/27	3,780,000	4,696,801
Series A
5.00%, due 9/1/28	5,000,000	6,180,200
Series A
5.00%, due 9/1/29	4,620,000	5,679,967
Lincoln County Educational Facilities Authority, Independent School District No. 54 Stroud, Revenue Bonds
5.00%, due 9/1/28	3,200,000	3,896,512
5.00%, due 9/1/29	2,370,000	2,871,895
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series A
4.75%, due 9/1/48	2,730,000	3,100,789
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Revenue Bonds
Series A
4.00%, due 1/1/47	7,650,000	7,975,201
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,321,792
5.00%, due 3/1/33	2,500,000	3,150,450
		42,122,941
Oregon 0.3%
Port of Portland, Airport, Revenue Bonds
Series A
5.00%, due 7/1/37 (b)	10,550,000	13,647,374
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds
Series C
4.50%, due 7/1/49	9,145,000	10,199,693
		23,847,067
Pennsylvania 2.7%
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series A
4.00%, due 7/15/38	5,830,000	6,865,641
City of Philadelphia, Unlimited General Obligation
Series B
5.00%, due 2/1/38	5,650,000	7,132,052
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 10/1/47	12,000,000	14,647,080

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Insured: AGM
4.00%, due 6/1/39	$ 6,000,000	$ 6,992,220
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	10,000,000	12,773,200
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
Series First
4.00%, due 3/1/35	5,000,000	5,939,550
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue Bonds
4.00%, due 7/15/50	6,000,000	6,563,460
Monroeville Finance Authority, UPMC Obligated Group, Revenue Bonds
4.25%, due 2/15/42	12,500,000	13,199,875
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/36	4,965,000	5,756,222
Series A
4.00%, due 11/15/42	7,500,000	8,579,400
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/44	13,355,000	15,666,751
4.00%, due 8/15/49	25,235,000	29,396,504
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/44	10,000,000	12,476,500
Series A-1
5.00%, due 12/1/46	5,705,000	6,794,997
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
Series 14T
5.00%, due 10/1/31	2,300,000	2,804,873
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/44	4,530,000	5,745,807
School District of Philadelphia (The), Revenue Notes
Series A
4.00%, due 6/30/21	15,000,000	15,243,900
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	5,505,000	6,485,165
State Public School Building Authority, Philadelphia School District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/31	30,000,000	36,678,900
		219,742,097
Puerto Rico 1.5%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/26	575,000	595,913

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/27	$ 525,000	$ 544,100
Series A-4, Insured: AGM
5.00%, due 7/1/31	5,170,000	5,273,762
Series A, Insured: AGM
5.00%, due 7/1/35	35,025,000	36,900,238
Series A, Insured: NATL-RE
5.25%, due 7/1/21	440,000	442,785
Series C, Insured: AGM
5.375%, due 7/1/28	700,000	727,944
Series C, Insured: AGM
5.75%, due 7/1/37	1,150,000	1,206,626
Series C-9, Insured: NATL-RE
6.00%, due 7/1/27	2,240,000	2,304,243
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/34	285,000	295,528
Series B, Insured: AGC
5.25%, due 7/1/32	500,000	520,575
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC
6.125%, due 7/1/24	545,000	592,290
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	4,855,000	4,903,696
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM
3.625%, due 7/1/23	3,115,000	3,121,760
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,351,261
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,148,356
Series RR, Insured: NATL-RE
5.00%, due 7/1/22	1,450,000	1,461,528
Series PP, Insured: NATL-RE
5.00%, due 7/1/23	1,105,000	1,119,509
Series SS, Insured: NATL-RE
5.00%, due 7/1/23	825,000	835,832
Series UU, Insured: AGM
5.00%, due 7/1/23	2,290,000	2,373,241
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,915,000	2,953,274
Series UU, Insured: AGM
5.00%, due 7/1/24	4,415,000	4,575,529
Series TT, Insured: AGM
5.00%, due 7/1/27	500,000	518,190

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series SS, Insured: AGM
5.00%, due 7/1/30	$ 550,000	$ 570,944
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,875,000	2,010,712
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,602,182
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,355,352
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	614,141
Series VV, Insured: NATL-RE
5.25%, due 7/1/35	120,000	134,764
Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/27	2,240,000	2,321,491
Series J, Insured: NATL-RE
5.00%, due 7/1/29	650,000	658,535
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series L, Insured: NATL-RE
5.25%, due 7/1/24	2,195,000	2,318,425
Series N, Insured: NATL-RE
5.25%, due 7/1/32	5,525,000	6,112,915
Series CC, Insured: AGM
5.25%, due 7/1/33	2,100,000	2,531,949
Series N, Insured: NATL-RE
5.25%, due 7/1/33	5,030,000	5,583,199
Series N, Insured: AGC
5.25%, due 7/1/34	4,335,000	5,253,630
Series N, Insured: AGC
5.25%, due 7/1/36	1,425,000	1,734,667
Series N, Insured: AGC
5.25%, due 7/1/39	100,000	122,283
Series L, Insured: AGC
5.25%, due 7/1/41	1,000,000	1,225,280
Series E, Insured: AGM
5.50%, due 7/1/21	670,000	681,571
Series N, Insured: AGC
5.50%, due 7/1/29	3,270,000	3,931,750
Series CC, Insured: AGC
5.50%, due 7/1/31	1,480,000	1,805,452
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	820,000	830,603
Series A, Insured: AGM
5.00%, due 8/1/21	195,000	195,657
Series A, Insured: AGM
5.00%, due 8/1/27	290,000	300,550

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/30	$ 1,440,000	$ 1,494,835
Series C, Insured: AGC
5.25%, due 8/1/23	340,000	370,260
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE
5.25%, due 7/1/23	265,000	276,488
Series K, Insured: AGM
5.25%, due 7/1/27	1,150,000	1,192,113
Series M-3, Insured: NATL-RE
6.00%, due 7/1/26	300,000	308,604
Series M-3, Insured: NATL-RE
6.00%, due 7/1/27	7,465,000	7,679,096
Puerto Rico Sales Tax Financing Corp. Sales Tax, Revenue Bonds
Insured: BHAC
(zero coupon), due 8/1/54	98,098	20,357
		128,003,985
Rhode Island 0.3%
City of Cranston, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/37	1,335,000	1,734,005
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	1,565,000	1,594,046
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/26	5,000,000	5,925,450
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B
5.00%, due 5/15/33	1,045,000	1,354,341
Series B
5.00%, due 5/15/34	1,095,000	1,412,627
Series B
5.00%, due 5/15/35	1,150,000	1,474,794
Series B
5.00%, due 5/15/36	1,205,000	1,536,086
Series B
5.00%, due 5/15/37	1,265,000	1,607,676
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 69-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 10/1/48	4,780,000	5,311,679
		21,950,704
South Carolina 2.2%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48	4,355,000	4,804,305

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Piedmont Municipal Power Agency, Revenue Bonds
Series C, Insured: AGC
5.75%, due 1/1/34	$ 10,345,000	$ 10,535,451
South Carolina Public Service Authority, Revenue Bonds
Series A
3.00%, due 12/1/41	6,500,000	7,087,405
Series A
4.00%, due 12/1/40	7,750,000	9,327,900
Series A
4.00%, due 12/1/42	9,750,000	11,651,737
Series C
5.00%, due 12/1/29	5,000,000	5,859,350
Series A
5.00%, due 12/1/32	10,000,000	12,261,500
Series A
5.00%, due 12/1/43	17,930,000	23,161,974
Series B
5.00%, due 12/1/46	3,125,000	3,809,375
Series B
5.00%, due 12/1/56	2,500,000	3,038,825
Series E
5.25%, due 12/1/55	27,430,000	32,807,926
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A
5.00%, due 12/1/25	6,445,000	6,704,927
Series D
5.00%, due 12/1/26	1,215,000	1,293,295
Series A
5.00%, due 12/1/32	3,000,000	4,056,180
Series C
5.00%, due 12/1/36	3,860,000	4,000,774
Series C, Insured: AGM
5.00%, due 12/1/36	2,000,000	2,074,460
Series D
5.00%, due 12/1/43	5,290,000	5,630,888
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A
4.50%, due 7/1/48	3,265,000	3,651,739
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/35	6,110,000	7,615,810
Series A
5.00%, due 10/1/36	15,000,000	18,430,950
Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/27	1,100,000	1,302,697
		179,107,468

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota 0.1%
South Dakota Conservancy District, State of South Dakota State Revolving Fund Program, Revenue Bonds
5.00%, due 8/1/37	$ 1,750,000	$ 2,250,465
5.00%, due 8/1/38	3,000,000	3,848,910
		6,099,375
Tennessee 0.6%
Metropolitan Nashville Airport Authority (The), Revenue Bonds (b)
Series B
4.00%, due 7/1/49	2,035,000	2,336,343
Series B
5.00%, due 7/1/32	2,500,000	3,287,950
Series B
5.00%, due 7/1/33	5,700,000	7,458,450
Series B
5.00%, due 7/1/49	17,690,000	22,230,139
Series B
5.00%, due 7/1/54	7,600,000	9,503,268
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
4.50%, due 7/1/49	6,960,000	7,880,738
		52,696,888
Texas 5.0%
Bexar County Hospital District, Limited General Obligation
4.00%, due 2/15/37	4,200,000	4,879,938
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/34	5,000,000	5,688,700
Series C
5.00%, due 8/15/42	2,135,000	2,403,028
City of Austin TX, Airport System, Revenue Bonds (b)
5.00%, due 11/15/24	4,000,000	4,668,080
5.00%, due 11/15/25	4,000,000	4,827,440
Series B
5.00%, due 11/15/44	28,655,000	35,540,223
Series B
5.00%, due 11/15/48	2,490,000	3,072,286
City of Corpus Christi, Utility System, Revenue Bonds, Junior Lien
Series A
3.00%, due 7/15/40	3,085,000	3,507,707
City of Donna, Tax & Toll Bridge, Unlimited General Obligation
Insured: BAM
5.00%, due 2/15/30	1,035,000	1,172,065
City of Houston, Hotel Occupancy Tax & Special, Revenue Bonds
5.00%, due 9/1/26	565,000	632,348
5.00%, due 9/1/31	2,450,000	2,700,537
5.00%, due 9/1/34	1,550,000	1,696,088

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Houston, Limited General Obligation
Series A
5.00%, due 3/1/29	$ 5,000,000	$ 6,296,900
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/35	300,000	400,293
Dallas Area Rapid Transit Sales Tax Revenue, Revenue Bonds
Series B
4.00%, due 12/1/36	9,000,000	10,479,420
Series B
4.00%, due 12/1/37	6,155,000	7,095,238
Dallas County Hospital District, Limited General Obligation
5.00%, due 8/15/30	10,000,000	13,024,300
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/35	5,445,000	6,630,159
Series B
4.00%, due 11/1/35	21,390,000	26,045,747
Series C
5.125%, due 11/1/43 (b)	5,310,000	5,692,851
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds, First Tier Toll
Series C
4.00%, due 10/1/49	26,900,000	31,902,055
Grand Parkway Transportation Corp., Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,914,060
Series A
5.00%, due 10/1/43	8,625,000	10,861,549
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/38	4,280,000	5,095,297
Harris County Toll Road Authority (The), Revenue Bonds, First Lien
4.00%, due 8/15/37	3,155,000	3,933,149
4.00%, due 8/15/38	3,500,000	4,350,395
4.00%, due 8/15/39	3,150,000	3,902,409
4.00%, due 8/15/40	2,000,000	2,471,300
North Harris County Regional Water Authority, Revenue Bonds, Senior Lien
Insured: BAM
5.00%, due 12/15/32	3,215,000	3,488,532
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds
Series A
5.00%, due 1/1/34	1,400,000	1,627,206
Series A
5.00%, due 1/1/35	2,950,000	3,426,277
Series A, Insured: BAM
5.00%, due 1/1/38	9,500,000	10,982,000
Series B
5.00%, due 1/1/40	22,140,000	23,873,341

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 5/15/37	$ 7,585,000	$ 10,213,658
State of Texas, Anticipation Notes, Revenue Notes
4.00%, due 8/26/21	50,000,000	51,121,500
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A
5.00%, due 11/15/23	1,245,000	1,373,646
Series A
5.00%, due 11/15/24	1,305,000	1,481,384
Series A
5.00%, due 11/15/25	1,370,000	1,599,037
Series A
5.00%, due 11/15/26	1,440,000	1,726,416
Series B
5.00%, due 11/15/46	3,590,000	4,066,501
Texas Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	20,000	22,760
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/28	8,625,000	11,140,826
5.00%, due 12/15/29	19,925,000	26,191,014
5.00%, due 12/15/30	17,100,000	18,713,727
5.00%, due 12/15/31	7,575,000	8,278,414
Texas Municipal Power Agency, Net Revenue/Transmission Revenue, Revenue Bonds
5.00%, due 9/1/47	2,750,000	2,759,845
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
4.00%, due 12/31/37	4,250,000	5,043,602
4.00%, due 12/31/38	3,000,000	3,543,540
4.00%, due 6/30/39	3,000,000	3,539,460
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/31	1,000,000	1,106,350
Insured: BAM
4.00%, due 5/1/32	1,295,000	1,428,126
Texas State University System, Revenue Bonds
Series A
4.00%, due 3/15/35	2,000,000	2,422,820
Town of Prosper TX, Texas Combination Tax And Surplus Revenue Certificates Of Obligation, Limited General Obligation
4.00%, due 2/15/31	1,235,000	1,493,634
Viridian Municipal Management District, Unlimited General Obligation
Series A, Insured: BAM
6.00%, due 12/1/32	500,000	601,270
West Harris County Regional Water Authority, Revenue Bonds
5.00%, due 12/15/39	1,200,000	1,575,012
		413,723,460

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 0.5%
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	$ 5,000,000	$ 5,615,750
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	15,655,000	16,671,792
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
5.00%, due 10/1/32	5,100,000	5,101,530
Series A
6.625%, due 10/1/29	6,455,000	6,486,501
Series A
6.75%, due 10/1/37	5,000,000	5,027,000
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue Bonds
Series C, Insured: AGM
5.00%, due 10/1/39	5,920,000	6,597,840
		45,500,413
Utah 1.9%
County of Utah UT, IHC Health Services, Inc., Revenue Bonds
Series A
4.00%, due 5/15/43	5,000,000	6,013,100
Series B
4.00%, due 5/15/47	1,670,000	1,801,396
Series A
5.00%, due 5/15/43	19,725,000	25,651,179
Salt Lake City Corp. Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/42	18,790,000	22,609,255
Series A
5.00%, due 7/1/47	17,710,000	21,204,006
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,975,000	3,395,635
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H, Insured: GNMA
4.50%, due 10/21/48	2,052,531	2,215,646
Series J, Insured: GNMA
4.50%, due 12/21/48	2,425,475	2,618,228
Series A, Insured: GNMA
4.50%, due 1/21/49	5,133,004	5,540,924
Series B, Insured: GNMA
4.50%, due 2/21/49	3,460,611	3,735,625
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	1,990,000	2,458,844
5.00%, due 10/15/41	2,175,000	2,668,638
Utah Transit Authority, Revenue Bonds
4.00%, due 6/15/39	27,885,000	29,353,145

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Transit Authority, Revenue Bonds
Series 2018-2
4.00%, due 12/15/41	$ 13,300,000	$ 15,226,372
Utah Transit Authority, Sales Tax, Revenue Bonds
Insured: BAM
5.00%, due 12/15/40	2,780,000	3,469,746
Weber Basin Water Conservancy District, Revenue Bonds
Series A
5.00%, due 10/1/44	5,130,000	6,613,288
		154,575,027
Vermont 0.0%‡
Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Revenue Bonds
4.00%, due 11/1/36	1,250,000	1,504,413
Virginia 1.4%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	10,000,000	11,472,000
4.00%, due 7/1/45	12,000,000	14,194,200
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/50	10,000,000	11,969,300
Series A
4.00%, due 7/1/55	40,000,000	47,666,000
Virginia Housing Development Authority, Revenue Bonds
Series B
3.35%, due 5/1/54	3,800,000	4,057,526
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds
Series A, Insured: Moral Obligation
5.00%, due 11/1/30	2,245,000	2,434,927
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 7/1/49 (b)	20,000,000	20,742,600
		112,536,553
Washington 0.7%
Thurston & Pierce Counties Community Schools, Yelm Community Schools, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 12/1/35	3,900,000	4,728,321
University of Washington, Revenue Bonds
Series A
4.00%, due 4/1/38	1,860,000	2,270,744
Series A
4.00%, due 4/1/39	2,345,000	2,855,108
Series B
5.00%, due 6/1/37	2,765,000	3,223,050
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/32	1,330,000	1,647,311

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/35	$ 1,000,000	$ 1,225,830
Series A
5.00%, due 10/1/38	1,175,000	1,427,167
Series A
5.00%, due 10/1/45	1,600,000	1,907,184
Washington State Convention Center Public Facilities District, Revenue Bonds
Insured: AGM
4.00%, due 7/1/58	20,000,000	22,153,400
5.00%, due 7/1/48	6,615,000	7,822,105
Insured: AGM
5.00%, due 7/1/58	2,935,000	3,526,432
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 12/1/48	5,230,000	5,793,009
Series 1N
4.00%, due 6/1/49	270,000	300,950
		58,880,611
Wisconsin 0.3%
Nuveen AMT-Free Quality Municipal Income Fund
Series D
0.44%, due 3/1/29 (c)	11,800,000	11,800,000
Wisconsin Center District, Junior Dedicated, Revenue Bonds, Junior Lien
Series A
5.00%, due 12/15/31	3,665,000	3,884,240
Series A
5.00%, due 12/15/32	2,850,000	3,015,956
Wisconsin Health & Educational Facilities Authority, Miriam Osborn Memorial Home Association Project, Revenue Bonds
Series C
5.00%, due 2/15/23	2,110,000	2,282,366
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series D
4.00%, due 3/1/47	5,125,000	5,667,020
		26,649,582
Wyoming 0.1%
West Park Hospital District, Revenue Bonds
Series A
5.50%, due 6/1/21	250,000	253,328
Series A
6.375%, due 6/1/26	1,000,000	1,017,520
Wyoming Community Development Authority, Revenue Bonds
Series 3
4.00%, due 6/1/43	3,780,000	4,171,608

	Principal Amount	Value
Long-Term Municipal Bonds
Wyoming
Wyoming Community Development Authority, Revenue Bonds
Series 1
4.00%, due 12/1/48	$ 3,565,000	$ 3,963,460
		9,405,916
Total Long-Term Municipal Bonds (Cost $6,862,937,909)		7,371,481,934
Short-Term Municipal Notes 4.2%(c)
Arkansas 0.1%
City of Osceola AR, Plum Point Energy Associates LLC Project, Revenue Bonds
0.08%, due 4/1/36	5,000,000	5,000,000
California 1.6%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.45%, due 1/1/50 (b)(d)	42,000,000	42,012,180
Invesco California Value Municipal Income Trust
1.05%, due 12/1/22 (d)(e)	80,000,000	80,000,000
State of California, Unlimited General Obligation
Series A
0.01%, due 5/1/48	12,500,000	12,500,000
		134,512,180
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series C
0.04%, due 7/1/25	8,400,000	8,400,000
Georgia 0.3%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
0.02%, due 11/1/52	22,655,000	22,655,000
Kentucky 0.1%
County of Meade, Nucor Corp., Revenue Bonds
Series A-1
0.09%, due 7/1/60 (b)	8,160,000	8,160,000
Michigan 0.0%‡
Michigan State Building Authority, Multi-Modal Facilities Program, Revenue Bonds
Series III
0.13%, due 10/15/42	3,500,000	3,500,000

	Principal Amount	Value
Short-Term Municipal Notes (c)
Minnesota 0.3%
County of Hennepin, Unlimited General Obligation
Series B
0.05%, due 12/1/38	$ 22,260,000	$ 22,260,000
Missouri 0.1%
RIB Floater Trust, Revenue Bonds
Series 2019-016
0.08%, due 6/1/45 (d)	11,000,000	11,000,000
New Jersey 0.3%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.801%, due 1/1/24 (e)	25,750,000	25,871,798
New York 0.3%
New York City Housing Development Corp., Multi-Family, Sustainable Neighborhood, Revenue Bonds
Series E-3
0.05%, due 5/1/59	2,300,000	2,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Preferred Shares
0.45%, due 5/1/47 (d)	20,000,000	20,000,000
		22,300,000
Ohio 0.0%‡
State of Ohio, Adult Correctional Building Fund Projects, Revenue Bonds
Series C
0.078%, due 10/1/36	200,000	200,000
Oregon 0.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
0.01%, due 8/1/34	9,200,000	9,200,000
Texas 0.5%
Harris County Health Facilities Development Corp., Revenue Bonds
Series A-1
0.01%, due 12/1/41	22,825,000	22,825,000
Series A-2
0.01%, due 12/1/41	14,875,000	14,875,000
		37,700,000
Wisconsin 0.4%
State of Wisconsin, Unlimited General Obligation
Series A
0.08%, due 5/1/29	16,000,000	16,000,000

	Principal Amount	Value
Short-Term Municipal Notes (c)
Wisconsin
Wisconsin Health & Educational Facilities Authority, Educational Facilities Authority, Marshfield Clinic Health System Inc., Revenue Bonds
Series A
0.01%, due 2/15/50	$ 18,685,000	$ 18,685,000
		34,685,000
Total Short-Term Municipal Notes (Cost $345,278,640)		345,443,978
Total Municipal Bonds (Cost $7,208,216,549)		7,716,925,912

	Shares
Short-Term Investment 3.9%
Unaffiliated Investment Company 3.9% (f)
BlackRock Liquidity Funds MuniCash, 0.01%	319,306,623	319,370,484
Total Short-Term Investment (Cost $319,370,484)		319,370,484
Total Investments (Cost $7,527,587,033)	97.4%	8,036,296,396
Other Assets, Less Liabilities	2.6	215,509,490
Net Assets	100.0%	$ 8,251,805,886

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(f)	Current yield as of January 31, 2021.

Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(3,500)	March 2021	$ (482,637,050)	$ (479,609,375)	$ 3,027,675

1.	As of January 31, 2021, cash in the amount of $4,375,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
Q-SBLF—Qualified School Board Loan Fund
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 7,371,481,934	$ —	$ 7,371,481,934
Short-Term Municipal Notes	—	345,443,978	—	345,443,978
Total Municipal Bonds	—	7,716,925,912	—	7,716,925,912
Short-Term Investment
Unaffiliated Investment Company	—	319,370,484	—	319,370,484
Total Investments in Securities	—	8,036,296,396	—	8,036,296,396
Other Financial Instruments
Futures Contracts (b)	3,027,675	—	—	3,027,675
Total Other Financial Instruments	3,027,675	—	—	3,027,675
Total Investments in Securities and Other Financial Instruments	$ 3,027,675	$ 8,036,296,396	$ —	$ 8,039,324,071

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.7%
Asset-Backed Security 0.1%
Other Asset-Backed Security 0.1%
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23	$ 269,557	$ 276,489
Total Asset-Backed Security (Cost $272,566)		276,489
Corporate Bonds 5.7%
Commercial Services 2.0%
Howard University
Series 2020, Insured: AGM
1.991%, due 10/1/25	2,860,000	2,909,171
Series 2020, Insured: AGM
2.657%, due 10/1/26	1,500,000	1,554,171
Leland Stanford Junior University (The)
1.289%, due 6/1/27	2,750,000	2,823,978
Southern New Hampshire University
1.95%, due 1/1/25	4,000,000	4,097,119
		11,384,439
Electric 0.2%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,100,000	1,193,303
Entertainment 0.4%
Smithsonian Institution
1.218%, due 9/1/25	1,000,000	1,017,422
1.967%, due 9/1/31	1,500,000	1,591,440
		2,608,862
Healthcare-Services 2.6%
Adventist Health System/West
3.378%, due 3/1/23	1,600,000	1,685,010
Baptist Health Obligated Group
3.289%, due 12/1/28	650,000	678,114
Jackson Laboratory (The)
Series 2018
3.287%, due 7/1/23	1,415,000	1,511,550
OhioHealth Corp.
Series 2020
1.169%, due 11/15/22	520,000	521,712
Series 2020
1.364%, due 11/15/23	600,000	603,698
Series 2020
2.175%, due 11/15/27	1,040,000	1,056,770

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Rogers Memorial Hospital, Inc.
Series 2019
2.631%, due 7/1/26	$ 1,080,000	$ 1,154,520
Series 2019
2.988%, due 7/1/29	505,000	541,119
Series 2019
3.188%, due 7/1/31	640,000	674,257
Series 2019
3.792%, due 7/1/39	2,480,000	2,642,119
Sun Health Services
Series 19B
2.98%, due 11/15/27	1,110,000	1,127,164
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	2,000,000	2,369,955
		14,565,988
Leisure Time 0.5%
YMCA of Greater New York
Series 2018
5.021%, due 8/1/38	2,440,000	2,673,177
Total Corporate Bonds (Cost $31,042,201)		32,425,769
Municipal Bonds 90.8%
Arizona 0.6%
Arizona Industrial Development Authority, NCCU Properties LLC, Revenue Bonds
Series B, Insured: BAM
3.10%, due 6/1/25	600,000	617,562
Arizona Industrial Development Authority, Voyager Foundation Inc., Project, Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	1,114,175
Series 2020
3.90%, due 10/1/34	1,900,000	1,870,018
		3,601,755
Arkansas 0.9%
City of Rogers, Sales & Use Tax, Revenue Bonds
Series A
3.828%, due 11/1/25	1,675,000	1,882,951
City of Springdale, Sales & Use Tax, Revenue Bonds
Insured: BAM
1.598%, due 11/1/22	1,085,000	1,100,776
Insured: BAM
1.60%, due 11/1/23	1,575,000	1,608,311

	Principal Amount	Value
Municipal Bonds
Arkansas
City of Springdale, Sales & Use Tax, Revenue Bonds
Insured: BAM
1.62%, due 11/1/21	$ 755,000	$ 759,802
		5,351,840
California 18.8%
Anaheim Housing & Public Improvement Authority, Water System, Revenue Bonds
Series B
1.998%, due 10/1/27	1,000,000	1,051,250
Series B
2.123%, due 10/1/28	1,000,000	1,049,310
Series B
2.273%, due 10/1/30	1,000,000	1,043,590
Antelope Valley Community College District, Unlimited General Obligation
2.338%, due 8/1/31	2,000,000	2,102,780
2.418%, due 8/1/32	940,000	986,417
Bay Area Toll Authority, Revenue Bonds
Series F-1
2.574%, due 4/1/31	1,500,000	1,608,855
California Educational Facilities Authority, Chapman University, Revenue Bonds
Series A
3.281%, due 4/1/28	1,000,000	1,074,530
Series A
3.661%, due 4/1/33	3,300,000	3,486,912
California Health Facilities Financing Authority, No Place Like Home Program, Revenue Bonds, Senior Lien
2.584%, due 6/1/29	3,000,000	3,267,090
2.864%, due 6/1/31	4,000,000	4,320,000
2.984%, due 6/1/33	2,370,000	2,542,394
California Infrastructure and Economic Development Bank, J. David Gladstone Institutes (The), Revenue Bonds
3.20%, due 10/1/29	1,785,000	1,889,655
California Municipal Finance Authority, Harvey Mudd College, Revenue Bonds
1.896%, due 12/1/25	1,370,000	1,432,568
2.262%, due 12/1/30	1,520,000	1,577,243
California State University, Revenue Bonds
Series D
1.74%, due 11/1/30	750,000	757,132
California Statewide Communities Development Authority, California Independent System Operator Corp., Revenue Bonds
0.732%, due 2/1/25	1,000,000	1,001,760
0.932%, due 2/1/26	1,100,000	1,102,563
California Statewide Communities Development Authority, Buck Institute for Research on Aging, Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	3,985,000	4,023,455
City of Montebello, Revenue Bonds
Insured: AGM
3.343%, due 6/1/31	1,000,000	1,108,570
Insured: AGM
3.393%, due 6/1/32	1,000,000	1,109,960

	Principal Amount	Value
Municipal Bonds
California
City of Sacramento, Water Revenue, Revenue Bonds
1.814%, due 9/1/25	$ 1,100,000	$ 1,149,632
2.297%, due 9/1/30	1,000,000	1,079,310
City of San Buenaventura, Water Revenue, Revenue Bonds
2.727%, due 1/1/40	2,755,000	2,850,047
Coast Community College District, Unlimited General Obligation
2.588%, due 8/1/29	2,565,000	2,783,948
County of Riverside, Revenue Bonds
2.667%, due 2/15/25	4,000,000	4,239,840
El Cajon Redevelopment Agency, Cajon Redevelopment Project, Tax Allocation
Insured: AGM
7.70%, due 10/1/30	2,000,000	2,703,660
El Dorado Irrigation District, Revenue Bonds
Series C
2.055%, due 3/1/29	4,500,000	4,711,365
El Rancho Unified School District, Unlimited General Obligation
Insured: AGM
2.60%, due 8/1/26	1,250,000	1,313,700
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.291%, due 1/15/33	1,700,000	1,714,739
Inglewood Joint Powers Authority, City of Inglewood, Revenue Bonds
Insured: BAM
3.469%, due 8/1/29	1,000,000	1,123,950
Los Angeles Community College District, Election 2008, Unlimited General Obligation
Series B
7.53%, due 8/1/29	2,250,000	3,243,375
Lynwood Housing Authority, Revenue Bonds
4.00%, due 9/1/29	2,370,000	2,478,096
Ontario International Airport Authority, Revenue Bonds
Insured: AGM
2.634%, due 5/15/23	1,000,000	1,030,820
Port of Oakland, Revenue Bonds, Senior Lien
2.099%, due 5/1/30	2,500,000	2,587,575
San Bernardino City Unified School District, Qualified School Construction Bonds, Certificates of Participation
Series A, Insured: AGM
7.703%, due 2/1/21	385,000	385,000
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A-1
2.64%, due 8/1/29	3,500,000	3,822,000
San Diego County Regional Transportation Commission, Revenue Bonds
Series A
2.499%, due 4/1/30	2,000,000	2,163,260
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series B
1.532%, due 8/1/24	1,185,000	1,225,373
Series B
1.903%, due 8/1/26	2,750,000	2,884,447

	Principal Amount	Value
Municipal Bonds
California
San Luis Unit/Westlands Water District, Revenue Bonds
Series A, Insured: AGM
1.828%, due 9/1/26	$ 3,000,000	$ 3,130,890
Series A, Insured: AGM
2.028%, due 9/1/27	2,000,000	2,101,760
Santa Clarita Community College District, Unlimited General Obligation
2.632%, due 8/1/28	500,000	542,005
2.682%, due 8/1/29	600,000	651,702
2.762%, due 8/1/30	600,000	656,694
2.812%, due 8/1/31	650,000	711,464
Solano County Community College District, Unlimited General Obligation
2.717%, due 8/1/29	450,000	490,023
2.817%, due 8/1/30	575,000	631,569
2.867%, due 8/1/31	675,000	743,722
2.917%, due 8/1/32	650,000	718,081
2.967%, due 8/1/33	630,000	696,919
State of California, Unlimited General Obligation
2.375%, due 10/1/26	2,100,000	2,297,946
Transbay Joint Powers Authority, Green Bond, Tax Allocation
Series 2020A
3.58%, due 10/1/32	2,730,000	2,842,749
University of California, Revenue Bonds
Series BD
3.349%, due 7/1/29	1,500,000	1,726,830
Ventura County Public Financing Authority, Revenue Bonds
Series A
1.741%, due 11/1/27	2,000,000	2,050,580
West Contra Costa Unified School District, Unlimited General Obligation
2.177%, due 8/1/27	4,000,000	4,130,120
William S Hart Union High School District, Unlimited General Obligation
1.174%, due 8/1/27	2,500,000	2,542,025
		106,691,250
Colorado 0.8%
City & County of Denver, Airport System, Revenue Bonds
Series C
1.722%, due 11/15/27	3,500,000	3,521,945
Colorado State Housing & Finance Authority, Revenue Bonds
Series G-1, Insured: GNMA
3.65%, due 11/1/46	995,000	1,052,790
		4,574,735
Connecticut 2.3%
City of Bridgeport, Unlimited General Obligation
Series D, Insured: BAM
2.913%, due 9/15/28	1,650,000	1,758,124

	Principal Amount	Value
Municipal Bonds
Connecticut
City of Waterbury, Unlimited General Obligation
Series C
2.492%, due 9/1/31	$ 2,855,000	$ 3,057,905
Connecticut Airport Authority, Ground Transportation Center Project, Revenue Bonds
Series B
3.024%, due 7/1/25	2,045,000	2,080,603
State of Connecticut, Unlimited General Obligation
Series A
2.098%, due 7/1/25	3,000,000	3,200,400
Series A
5.85%, due 3/15/32	1,000,000	1,384,220
Town of Hamden, Unlimited General Obligation
Series B, Insured: BAM
2.80%, due 8/1/31	1,250,000	1,282,563
		12,763,815
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Middletown & Seaford Project, Revenue Bonds
Series B, Insured: BAM
4.35%, due 10/1/34	500,000	543,195
District of Columbia 0.2%
District of Columbia Income Tax Secured, Revenue Bonds
Series B
2.632%, due 3/1/30	1,000,000	1,091,470
Florida 6.5%
City of Fort Lauderdale, Revenue Bonds
1.30%, due 1/1/27	2,800,000	2,843,400
City of Miami, Street & Sidewalk Improvement Program, Revenue Bonds
Series B, Insured: AGM
4.592%, due 1/1/33 (a)	1,115,000	1,253,182
City of Tampa, Water & Wastewater System, Revenue Bonds
Series B
1.348%, due 10/1/29	2,250,000	2,278,957
County of Broward, Airport System, Revenue Bonds
Insured: BAM
2.504%, due 10/1/28	1,965,000	2,000,311
County of Miami-Dade, Transit System, Revenue Bonds
Series B
1.25%, due 7/1/27	2,750,000	2,769,827
County of Miami-Dade, Revenue Bonds
Series A
1.621%, due 10/1/27	2,500,000	2,537,575
County of Miami-Dade, Aviation, Revenue Bonds
Series B
1.885%, due 10/1/21	2,610,000	2,638,945

	Principal Amount	Value
Municipal Bonds
Florida
County of Miami-Dade, Aviation, Revenue Bonds
Series B
1.885%, due 10/1/21	$ 3,390,000	$ 3,419,900
Series B
3.275%, due 10/1/29	2,715,000	3,018,510
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series C
2.601%, due 10/1/29	2,145,000	2,363,490
County of Miami-Dade , Aviation, Revenue Bonds
Series B
1.229%, due 10/1/25	2,000,000	2,007,060
Reedy Creek Improvement District, Limited General Obligation
Series A
2.047%, due 6/1/28	2,000,000	2,086,540
St Johns County Industrial Development Authority, Flagler Health, Revenue Bonds
Series B, Insured: AGM
2.538%, due 10/1/30	2,500,000	2,568,400
State Board of Administration Finance Corp., Revenue Bonds
Series 2020A
2.154%, due 7/1/30	2,000,000	2,092,240
Tampa-Hillsborough County Expressway Authority, Revenue Bonds
Series B, Insured: BAM
1.64%, due 7/1/27	3,000,000	3,023,190
		36,901,527
Guam 1.8%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
3.319%, due 10/1/25	1,000,000	999,030
Guam Government Waterworks Authority, Revenue Bonds
Series B
2.75%, due 7/1/30	6,500,000	6,548,685
Series B
3.25%, due 7/1/34	2,000,000	2,010,660
Port Authority of Guam, Revenue Bonds
Series C
4.532%, due 7/1/27	500,000	545,505
		10,103,880
Hawaii 1.1%
City & County Honolulu, Wastewater System, Revenue Bonds
Series A
0.998%, due 7/1/27	1,650,000	1,652,558
City & County of Honolulu, Build America Bonds, Unlimited General Obligation
Series A
5.518%, due 12/1/28	2,400,000	3,151,752

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Airports System, Customer Facility Charge, Revenue Bonds
Series A
3.14%, due 7/1/47	$ 1,500,000	$ 1,463,235
		6,267,545
Illinois 6.9%
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series D
1.704%, due 1/1/26	5,000,000	5,139,100
Chicago O'Hare International Airport, Revenue Bonds
Series B
6.395%, due 1/1/40	1,800,000	2,754,198
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
Series B
2.214%, due 12/1/25	1,500,000	1,572,105
City of Chicago, Taxable Project, Unlimited General Obligation
Series C-1, Insured: BAM
7.781%, due 1/1/35	2,195,000	3,254,680
City of Chicago Heights, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 12/1/34	3,815,000	5,244,938
County of Cook, Build America Bonds, Unlimited General Obligation
Insured: AGM
6.229%, due 11/15/34	1,725,000	2,482,896
Series B
6.36%, due 11/15/33	1,500,000	2,129,805
Lake County Community Unit School District No. 187 North Chicago, Unlimited General Obligation
Series A, Insured: BAM
4.25%, due 1/1/26	500,000	549,185
Series A, Insured: BAM
4.25%, due 1/1/29	750,000	820,507
Series A, Insured: BAM
4.25%, due 1/1/30	750,000	815,850
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	3,000,000	3,172,290
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series B
2.907%, due 1/1/34	1,885,000	1,925,999
State of Illinois, Sales Tax, Revenue Bonds
3.00%, due 6/15/25	3,750,000	3,945,075
State of Illinois, Unlimited General Obligation
Series B
4.31%, due 4/1/23	500,000	516,200
State of Illinois, Build America Bonds, Unlimited General Obligation
5.95%, due 3/1/23	450,000	479,183
Series 3, Insured: AGM
6.725%, due 4/1/35	1,510,000	1,946,088

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois, Build America Bonds, Unlimited General Obligation
Insured: AGM
6.875%, due 7/1/25	$ 2,000,000	$ 2,312,240
		39,060,339
Indiana 0.4%
Indiana University Lease Purchase, Revenue Bonds
Series B
2.19%, due 6/1/30	1,000,000	1,071,950
Series B
2.29%, due 6/1/31	1,250,000	1,351,100
		2,423,050
Kentucky 1.3%
Kenton County Airport Board, Senior Customer Facility Charge, Revenue Bonds
3.826%, due 1/1/29	925,000	1,031,680
4.489%, due 1/1/39	2,500,000	2,751,500
4.689%, due 1/1/49	1,400,000	1,534,120
Kentucky Economic Development Finance Authority, Louisville Arena Project, Revenue Bonds
Series B, Insured: AGM
4.435%, due 12/1/38	2,000,000	2,188,280
		7,505,580
Louisiana 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission, Revenue Bonds, Sub. Lien
Series A
1.447%, due 2/1/26	1,900,000	1,931,578
Series A
1.547%, due 2/1/27	2,505,000	2,531,353
Series A, Insured: AGM
2.343%, due 2/1/33	2,000,000	2,082,300
Louisiana Public Facilities Authority, Tulane University, Revenue Bonds
Series B
2.688%, due 12/15/23	1,250,000	1,290,862
State of Louisiana, Unlimited General Obligation
Series C-1
1.864%, due 6/1/32	4,000,000	4,094,040
State of Louisiana Gasoline & Fuels Tax, Revenue Bonds
Series A-2
0.869%, due 5/1/25	1,675,000	1,688,936
Series A-2
1.498%, due 5/1/28	1,700,000	1,721,845
		15,340,914
Maryland 2.3%
City of Baltimore, Water Project, Revenue Bonds
Series B
1.925%, due 7/1/31	1,045,000	1,072,598

	Principal Amount	Value
Municipal Bonds
Maryland
County of Allegheny, Unlimited General Obligation
4.90%, due 11/1/32	$ 1,000,000	$ 1,281,810
County of Montgomery, Unlimited General Obligation
Series C
1.25%, due 11/1/28	4,000,000	4,066,000
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds
Series D
2.644%, due 3/1/50	1,470,000	1,502,325
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B
4.00%, due 6/1/26	3,650,000	3,946,417
Series B
4.125%, due 6/1/29	580,000	630,634
Series B
4.125%, due 6/1/30	500,000	537,890
		13,037,674
Massachusetts 1.4%
Commonwealth of Massachusetts, Limited General Obligation
Series E
1.52%, due 11/1/30	2,400,000	2,460,624
Massachusetts Development Finance Agency, Berklee College of Music Issue, Revenue Bonds
Series A
1.902%, due 10/1/27	1,000,000	1,036,740
Massachusetts Development Finance Agency, Lesley University, Revenue Bonds
Series B
3.165%, due 7/1/32	1,705,000	1,749,773
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series B, Insured: AGM
4.496%, due 7/1/33	2,545,000	2,949,986
		8,197,123
Michigan 1.6%
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series C-1, Insured: State Aid Direct Deposit
3.585%, due 11/1/35	1,000,000	1,121,470
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	715,000	1,081,302
University of Michigan, Revenue Bonds
Series B
1.004%, due 4/1/25	3,500,000	3,578,260
Series B
1.372%, due 4/1/27	1,500,000	1,545,630
Series B
1.672%, due 4/1/30	1,870,000	1,874,750
		9,201,412

	Principal Amount	Value
Municipal Bonds
Mississippi 0.2%
State of Mississippi, Unlimited General Obligation
Series A
1.382%, due 11/1/29	$ 1,000,000	$ 1,009,260
Missouri 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds
Series B
1.344%, due 10/1/25	1,000,000	1,015,590
State of Missouri, Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds
Series B
2.744%, due 10/1/26	1,185,000	1,252,450
		2,268,040
Nebraska 0.3%
Nebraska Public Power District, Revenue Bonds
Series B-1
2.593%, due 1/1/29	1,350,000	1,464,102
New Jersey 5.2%
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Series B, Insured: NATL-RE
5.46%, due 6/1/25	2,250,000	2,366,752
City of Vineland, Unlimited General Obligation
3.193%, due 4/15/29	1,175,000	1,298,187
New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Revenue Bonds
Series NNN
3.282%, due 6/15/25	3,675,000	3,915,970
New Jersey Economic Development Authority, State Pension Funding Bonds, Revenue Bonds
Series A, Insured: NATL-RE
7.425%, due 2/15/29	534,000	701,831
New Jersey Educational Facilities Authority, Seton Hall University, Revenue Bonds
Series D, Insured: AGM
2.302%, due 7/1/25	1,400,000	1,422,162
New Jersey Educational Facilities Authority, Kean University, Revenue Bonds
Series C
3.236%, due 9/1/25	2,045,000	2,243,570
New Jersey Educational Facilities Authority, The College Of New Jersey, Revenue Bonds
Series G, Insured: BAM
3.459%, due 7/1/32	1,330,000	1,470,980
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series B
2.631%, due 6/15/24	4,150,000	4,349,158
New Jersey Turnpike Authority, Revenue Bonds
Series B
1.047%, due 1/1/26	1,500,000	1,519,215

	Principal Amount	Value
Municipal Bonds
New Jersey
North Hudson Sewerage Authority, Revenue Bonds, Senior Lien
Insured: AGM
2.978%, due 6/1/29	$ 1,000,000	$ 1,091,900
Rutgers The State University of New Jersey, Revenue Bonds
Series S
1.464%, due 5/1/27	1,000,000	1,002,910
South Jersey Transportation Authority, Revenue Bonds
Series B, Insured: BAM
2.381%, due 11/1/27	1,750,000	1,805,580
Series B
3.02%, due 11/1/25	500,000	523,345
Series B
3.12%, due 11/1/26	500,000	523,860
Series B
3.26%, due 11/1/27	500,000	526,070
Series B
3.36%, due 11/1/28	2,000,000	2,112,060
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/25	2,000,000	2,386,560
		29,260,110
New York 4.6%
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series B
4.50%, due 10/1/25	2,000,000	2,054,520
Series B
6.00%, due 10/1/30	1,855,000	2,059,402
City of Yonkers, Limited General Obligation
Series C, Insured: BAM
2.818%, due 5/1/28	1,000,000	1,073,690
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 2/1/23	5,000,000	5,396,600
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series B, Insured: AGM
2.681%, due 3/1/33	1,750,000	1,817,690
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series B, Insured: AGM
4.946%, due 8/1/48	1,000,000	1,148,040
New York State Energy Research & Development Authority, Residential Solar And Energy Efficiency Financing Green, Revenue Bonds
Series A
3.62%, due 4/1/25	750,000	798,293
Series A
3.77%, due 4/1/26	1,045,000	1,122,006
Series A
3.927%, due 4/1/27	995,000	1,079,167

	Principal Amount	Value
Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
Series B
1.36%, due 12/1/21	$ 1,250,000	$ 1,251,275
Series B
1.61%, due 12/1/22	1,100,000	1,103,124
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series B, Insured: AGM
2.499%, due 12/1/23	3,680,000	3,789,149
Series B, Insured: AGM
2.549%, due 12/1/24	2,455,000	2,538,814
Port Authority of New York & New Jersey, Consolidated 159th, Revenue Bonds
Series B
6.04%, due 12/1/29	620,000	834,439
		26,066,209
Ohio 5.2%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series D
3.014%, due 2/15/31	2,000,000	2,153,200
Series C
7.334%, due 2/15/28	4,000,000	5,057,000
City of Cleveland, Airport System, Revenue Bonds
Series A, Insured: BAM
2.882%, due 1/1/31	1,400,000	1,475,824
Dayton Metro Library, Unlimited General Obligation
2.676%, due 12/1/29	2,035,000	2,280,848
JobsOhio Beverage System, Revenue Bonds
Series B
3.985%, due 1/1/29	2,050,000	2,361,784
Northeast Ohio Regional Sewer District, Wastewater Improvement Refunding Revenue Bonds, Revenue Bonds
2.419%, due 11/15/30	1,245,000	1,372,563
2.519%, due 11/15/31	1,655,000	1,818,729
State of Ohio, Unlimited General Obligation
Series A
1.50%, due 8/1/29	4,000,000	4,115,120
Series A
1.50%, due 9/15/29	3,000,000	3,086,700
Summit County Development Finance Authority, Franciscan University of Steubenville Project, Revenue Bonds
Series B
5.125%, due 11/1/48	1,000,000	1,123,750
Series A
6.00%, due 11/1/48 (a)	1,750,000	2,084,968
University of Cincinnati, Revenue Bonds
Series B
2.533%, due 6/1/29	2,500,000	2,653,975
		29,584,461

	Principal Amount	Value
Municipal Bonds
Oregon 2.3%
Oregon State Facilities Authority, Lewis & Clark College Project, Revenue Bonds
Series A
2.486%, due 10/1/35	$ 4,000,000	$ 3,903,520
Port of Morrow, Bonneville Cooperation Project No. 8, Revenue Bonds
2.533%, due 9/1/43	3,500,000	3,477,005
Port of Portland, Portland International Airport Customer Facility Charge, Revenue Bonds
4.067%, due 7/1/39	1,000,000	1,045,600
State of Oregon, Article Xi-Q State Projects, Unlimited General Obligation
Series G
0.895%, due 5/1/25	2,000,000	2,034,860
Series G
1.315%, due 5/1/27	1,000,000	1,029,770
Washington & Multnomah Counties School District No. 48J Beaverton, Unlimited General Obligation
Insured: School Bond Guaranty
1.693%, due 6/15/30	1,500,000	1,534,500
		13,025,255
Pennsylvania 5.5%
Authority Improvement Municipalities, Carlow University, Revenue Bonds
Series B
5.00%, due 11/1/53	1,000,000	1,026,590
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series B
1.734%, due 11/1/28	2,740,000	2,769,071
City of Pittsburgh, Unlimited General Obligation
Series B
1.679%, due 9/1/30	800,000	799,288
County of Allegheny, Unlimited General Obligation
Series C-79
1.248%, due 11/1/26	1,875,000	1,913,550
Series C-79
1.438%, due 11/1/27	3,605,000	3,694,080
County of Beaver, Unlimited General Obligation
Series B, Insured: BAM
3.979%, due 11/15/29	1,805,000	2,047,267
Pennsylvania Economic Development Financing Authority, Build America Bonds, Revenue Bonds
Series B
6.532%, due 6/15/39	1,495,000	2,112,286
Reading Area Water Authority, Revenue Bonds
Insured: BAM
2.209%, due 12/1/28	2,345,000	2,413,357
Insured: BAM
2.309%, due 12/1/29	2,390,000	2,469,467
Insured: BAM
2.439%, due 12/1/31	3,295,000	3,399,122
State Public School Building Authority, School District of Philadelphia Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.046%, due 4/1/28	1,920,000	1,992,192

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Temple University of The Commonwealth System of Higher Education, Revenue Bonds, 1st Series of 2020
Insured: State Appropriations
1.657%, due 4/1/26	$ 2,520,000	$ 2,634,156
Insured: State Appropriations
1.857%, due 4/1/27	3,445,000	3,614,460
		30,884,886
Rhode Island 1.2%
Rhode Island Commerce Corp., Historic Structures Tax Credit Financing Program, Revenue Bonds
Series A
3.297%, due 5/1/28	1,000,000	1,134,610
Rhode Island Health and Educational Building Corp., Rhode Island School of Design, Revenue Bonds
1.771%, due 8/15/26	1,350,000	1,396,737
1.991%, due 8/15/27	2,500,000	2,602,525
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series 1
2.761%, due 12/1/29	1,570,000	1,708,992
		6,842,864
South Carolina 1.8%
South Carolina Public Service Authority, Revenue Bonds
Series D
2.388%, due 12/1/23	2,280,000	2,375,509
Series E
3.922%, due 12/1/24	813,000	899,601
Series E
4.322%, due 12/1/27	6,040,000	7,091,021
		10,366,131
Tennessee 0.7%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series B
4.409%, due 10/1/34	1,280,000	1,366,272
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
4.00%, due 5/1/48	2,500,000	2,690,425
		4,056,697
Texas 8.4%
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series C
1.445%, due 1/1/25	600,000	606,840
Series C
1.837%, due 1/1/27	1,290,000	1,308,705
City of Brownsville, Utilities System, Revenue Bonds
Series A, Insured: AGM
1.477%, due 9/1/27	1,500,000	1,532,835

	Principal Amount	Value
Municipal Bonds
Texas
City of Corpus Christi, Utility System, Revenue Bonds, Junior Lien
Series B
1.489%, due 7/15/27	$ 2,250,000	$ 2,294,505
Series B
1.706%, due 7/15/28	2,500,000	2,566,525
City of Dallas, Waterworks & Sewer System, Revenue Bonds
Series D
1.007%, due 10/1/25	1,600,000	1,637,264
Series D
1.347%, due 10/1/26	1,000,000	1,040,070
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series C
1.816%, due 7/1/27	2,000,000	2,064,160
City of Houston, Limited General Obligation
Series B
2.366%, due 3/1/28	2,855,000	3,074,749
City of San Antonio, Limited General Obligation
1.433%, due 2/1/28	2,500,000	2,577,100
Dallas Fort Worth Taxable International Airport, Revenue Bonds
Series C
1.329%, due 11/1/25	2,250,000	2,270,205
Series C
1.749%, due 11/1/27	2,000,000	2,038,620
El Paso Independent School District, Unlimited General Obligation
Series A, Insured: PSF
5.00%, due 8/15/28	4,000,000	5,058,840
Gainesville Hospital District, Limited General Obligation
Series A
4.753%, due 8/15/23	1,520,000	1,621,795
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Insured: AGM
1.266%, due 7/1/25	1,000,000	1,003,100
Port of Corpus Christi Authority of Nueces County, Revenue Bonds, Senior Lien
Series B
4.875%, due 12/1/38	2,000,000	2,328,900
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group, Revenue Bonds
Insured: AGM
1.824%, due 9/1/27	900,000	930,753
Insured: AGM
2.411%, due 9/1/31	2,350,000	2,457,771
Texas Tech University System, Revenue Bonds
0.938%, due 2/15/25	2,500,000	2,527,375
Texas Transportation Commission, Unlimited General Obligation
1.383%, due 10/1/28	8,270,000	8,529,595
		47,469,707

	Principal Amount	Value
Municipal Bonds
Utah 0.6%
County of Salt Lake, Convention Hotel, Revenue Bonds
5.25%, due 10/1/34 (a)	$ 3,610,000	$ 3,577,077
Virginia 1.8%
Farmville Industrial Development Authority Facilities, Longwood University Student Housing Project, Revenue Bonds
Series B
5.00%, due 1/1/34	2,000,000	1,971,160
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project, Revenue Bonds
Series A
4.00%, due 9/1/29 (a)	2,315,000	2,498,510
Virginia College Building Authority, 21st Century College & Equipment Program, Revenue Bonds
Series E
1.227%, due 2/1/27	3,500,000	3,574,165
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds
Series C, Insured: Moral Obligation
2.55%, due 11/1/28	2,050,000	2,238,600
		10,282,435
Washington 1.4%
Energy Northwest Electric, Build America Bonds, Bonneville Power Administration, Revenue Bonds
Series B
5.71%, due 7/1/24	1,000,000	1,173,590
Klickitat County Public Utility District No. 1, Revenue Bonds
Series B, Insured: AGM
2.803%, due 12/1/29	700,000	761,971
Northwest Open Access Network, Revenue Bonds
1.485%, due 12/1/26	1,100,000	1,105,555
1.685%, due 12/1/27	1,260,000	1,268,505
1.95%, due 12/1/28	1,865,000	1,895,194
2.04%, due 12/1/29	1,000,000	1,012,290
2.12%, due 12/1/30	750,000	757,778
		7,974,883
West Virginia 0.6%
County of Ohio, Special District Excise Tax, Revenue Bonds
Series A
4.00%, due 3/1/40	3,500,000	3,129,175
Wisconsin 0.9%
State of Wisconsin, Revenue Bonds
Series A
2.399%, due 5/1/30	2,000,000	2,160,420

	Principal Amount	Value
Municipal Bonds
Wisconsin
Wisconsin Department of Transportation, Revenue Bonds
Series I
1.007%, due 7/1/26	$ 3,000,000	$ 3,029,220
		5,189,640
Total Municipal Bonds (Cost $494,424,464)		515,108,036
U.S. Government & Federal Agencies 0.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	201,240	221,557
6.50%, due 4/1/37	33,777	39,336
		260,893
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
GNMA I, 30 Year
6.50%, due 4/15/31	132,525	155,259
Total U.S. Government & Federal Agencies (Cost $371,047)		416,152
Total Long-Term Bonds (Cost $526,110,278)		548,226,446

	Shares
Short-Term Investments 1.8%
Affiliated Investment Company 1.4% (b)
MainStay U.S. Government Liquidity Fund, 0.01%	7,860,261	7,860,261
Total Affiliated Investment Company (Cost $7,860,261)		7,860,261
Short-Term Municipal Note 0.4% (c)
County of Sacramento
1.583%, due 7/10/30	2,500,000	2,493,500
Total Short-Term Municipal Note (Cost $2,494,456)		2,493,500
Total Short-Term Investments (Cost $10,354,717)		10,353,761
Total Investments (Cost $536,464,995)	98.5%	558,580,207
Other Assets, Less Liabilities	1.5	8,534,660
Net Assets	100.0%	$ 567,114,867

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Current yield as of January 31, 2021.
(c)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(250)	March 2021	$ (34,474,075)	$ (34,257,812)	$ 216,263

1.	As of January 31, 2021, cash in the amount of $312,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF—Permanent School Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$ —	$ 276,489	$ —	$ 276,489
Corporate Bonds	—	32,425,769	—	32,425,769
Municipal Bonds	—	515,108,036	—	515,108,036
U.S. Government & Federal Agencies	—	416,152	—	416,152
Total Long-Term Bonds	—	548,226,446	—	548,226,446
Short-Term Investments
Affiliated Investment Company	7,860,261	—	—	7,860,261
Short-Term Municipal Note	—	2,493,500	—	2,493,500
Total Short-Term Investments	7,860,261	2,493,500	—	10,353,761
Total Investments in Securities	7,860,261	550,719,946	—	558,580,207
Other Financial Instruments
Futures Contracts (b)	216,263	—	—	216,263
Total Investments in Securities and Other Financial Instruments	$ 8,076,524	$ 550,719,946	$ —	$ 558,796,470

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Unconstrained Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.6%
Asset-Backed Securities 9.7%
Automobile Asset-Backed Securities 2.2%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C
3.88%, due 4/13/26 (a)	$ 2,725,000	$ 2,895,433
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-2A, Class A
2.02%, due 2/20/27	1,425,000	1,488,583
Series 2020-1A, Class A
2.33%, due 8/20/26	1,360,000	1,432,011
Series 2017-2A, Class A
2.97%, due 3/20/24	1,095,000	1,142,100
Series 2018-2A, Class A
4.00%, due 3/20/25	1,405,000	1,533,523
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	1,465,000	1,564,030
Series 2017-3, Class A
2.48%, due 9/15/24	1,095,000	1,131,924
Series 2018-4, Class A
4.06%, due 11/15/30	1,570,000	1,842,196
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	1,210,000	1,284,522
		14,314,322
Home Equity Asset-Backed Securities 0.6% (b)
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.338% (1 Month LIBOR + 0.19%), due 6/25/37	3,295,282	3,189,996
First NLC Trust
Series 2007-1, Class A1
0.20% (1 Month LIBOR + 0.07%), due 8/25/37 (a)	286,095	178,034
GSAA Home Equity Trust
Series 2007-8, Class A3
0.58% (1 Month LIBOR + 0.45%), due 8/25/37	111,175	110,428
JPMorgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.23% (1 Month LIBOR + 0.10%), due 3/25/47	99,194	62,923
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.23% (1 Month LIBOR + 0.10%), due 11/25/36	77,570	35,521
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-HE4, Class A2A
0.24% (1 Month LIBOR + 0.11%), due 2/25/37	80,454	33,361
Series 2007-HE7, Class M1
2.13% (1 Month LIBOR + 2.00%), due 7/25/37	635,000	630,398
		4,240,661

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 6.9%
American Airlines Pass-Through Trust
Series 2013-2, Class A
4.95%, due 1/15/23	$ 2,870,777	$ 2,813,702
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,670,163	1,702,143
Series 2020-1, Class A2
1.99%, due 7/15/60	949,580	958,953
Continental Airlines Pass-Through Trust
Series 2007-1, Class A
5.983%, due 4/19/22	2,018,039	2,068,568
Series 2005-ERJ1
9.798%, due 4/1/21	5,746	5,720
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	3,825,000	4,358,849
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	36,433	40,034
DB Master Finance LLC
Series 2019-1A, Class A23
4.352%, due 5/20/49 (a)	1,431,875	1,542,931
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA
3.204%, due 4/25/24	3,360,000	3,476,716
Series 2007-1, Class A
6.821%, due 8/10/22	1,081,221	1,114,060
Domino's Pizza Master Issuer LLC (a)
Series 2018-1A, Class A2I
4.116%, due 7/25/48	156,400	164,331
Series 2015-1A, Class A2II
4.474%, due 10/25/45	1,680,412	1,772,331
Hilton Grand Vacations Trust (a)
Series 2019-AA, Class A
2.34%, due 7/25/33	2,143,901	2,220,698
Series 2020-AA, Class A
2.74%, due 2/25/39	1,250,244	1,308,449
Series 2020-AA, Class B
4.22%, due 2/25/39	596,891	644,228
KeyCorp Student Loan Trust
Series 2000-A, Class A2
0.527% (3 Month LIBOR + 0.32%), due 5/25/29 (b)	9,308	9,304
MVW LLC
Series 2019-2A, Class A
2.22%, due 10/20/38 (a)	2,093,359	2,168,575
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	1,164,036
Series 2020-FA, Class B
2.69%, due 7/15/69	1,000,000	1,006,201

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-HA, Class B
2.78%, due 1/15/69	$ 1,425,000	$ 1,447,992
PFS Financing Corp. (a)
Series 2020-B, Class B
1.71%, due 6/15/24	685,000	690,522
Series 2020-A, Class B
1.77%, due 6/15/25	1,475,000	1,497,168
Sierra Timeshare Receivables Funding LLC (a)
Series 2019-3A, Class A
2.34%, due 8/20/36	1,306,202	1,337,667
Series 2018-2A, Class A
3.50%, due 6/20/35	564,877	590,348
Series 2020-2A, Class C
3.51%, due 7/20/37	1,816,213	1,886,835
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, due 4/22/23	3,963,550	3,797,594
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	3,310,803	3,344,275
Series 2020-1, Class A
5.875%, due 10/15/27	1,010,176	1,127,872
Wendy's Funding LLC
Series 2019-1A, Class A2I
3.783%, due 6/15/49 (a)	1,669,450	1,768,298
		46,028,400
Total Asset-Backed Securities (Cost $62,245,278)		64,583,383
Convertible Bonds 0.8%
Machinery-Diversified 0.3%
Chart Industries, Inc.
1.00%, due 11/15/24 (a)	818,000	1,743,749
Semiconductors 0.5%
ON Semiconductor Corp.
1.625%, due 10/15/23	2,080,000	3,705,000
Total Convertible Bonds (Cost $2,868,507)		5,448,749
Corporate Bonds 52.1%
Advertising 0.2%
Clear Channel International BV
6.625%, due 8/1/25 (a)	1,077,000	1,133,543

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense 0.1%
BAE Systems plc
3.00%, due 9/15/50 (a)	$ 605,000	$ 612,919
Agriculture 0.4%
BAT Capital Corp.
3.734%, due 9/25/40	1,330,000	1,356,549
JBS Investments II GmbH
7.00%, due 1/15/26 (a)	960,000	1,026,720
		2,383,269
Airlines 0.8% (a)
Delta Air Lines, Inc.
4.50%, due 10/20/25	845,000	902,641
4.75%, due 10/20/28	590,000	652,749
7.00%, due 5/1/25	2,010,000	2,330,758
Mileage Plus Holdings LLC
6.50%, due 6/20/27	1,520,000	1,662,500
		5,548,648
Apparel 0.3% (a)
Hanesbrands, Inc.
4.875%, due 5/15/26	650,000	703,625
5.375%, due 5/15/25	1,160,000	1,233,950
		1,937,575
Auto Manufacturers 2.3%
Ford Motor Co.
8.50%, due 4/21/23	1,925,000	2,155,423
9.00%, due 4/22/25	2,000,000	2,432,360
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,115,000	1,132,784
4.063%, due 11/1/24	2,280,000	2,383,238
4.25%, due 9/20/22 (c)	860,000	887,959
General Motors Co.
6.125%, due 10/1/25	585,000	705,095
General Motors Financial Co., Inc.
2.90%, due 2/26/25	2,500,000	2,667,538
3.45%, due 4/10/22	2,230,000	2,295,406
5.20%, due 3/20/23	715,000	781,350
		15,441,153
Banks 8.0%
Bank of America Corp.
2.676%, due 6/19/41 (d)	2,200,000	2,192,568
Series MM
4.30%, due 1/28/25 (d)(e)	3,526,000	3,636,611
Series DD
6.30%, due 3/10/26 (d)(e)	3,570,000	4,167,975

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
8.57%, due 11/15/24	$ 1,645,000	$ 2,095,699
Barclays Bank plc
Series Reg S
10.00%, due 5/21/21	GBP 449,000	631,797
Barclays plc
2.852%, due 5/7/26 (d)	$ 2,375,000	2,527,291
BNP Paribas SA
3.052%, due 1/13/31 (a)(d)	2,135,000	2,296,351
Citigroup, Inc.
Series M
6.30%, due 5/15/24 (d)(e)	3,260,000	3,485,299
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (a)	2,270,000	2,328,889
Credit Suisse Group AG
4.50% (5 Year Treasury Constant Maturity Rate + 3.554%), due 9/3/30 (a)(b)(e)	950,000	940,500
JPMorgan Chase & Co. (d)
2.956%, due 5/13/31	980,000	1,047,281
Series HH
4.60%, due 2/1/25 (e)	4,752,000	4,889,808
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,557,769
4.65%, due 3/24/26	1,985,000	2,275,175
Morgan Stanley
Series H
3.851% (3 Month LIBOR + 3.61%), due 4/15/21 (b)(e)	4,098,000	4,092,877
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	2,145,000	2,313,444
Popular, Inc.
6.125%, due 9/14/23	1,582,000	1,705,396
Santander Holdings USA, Inc.
3.40%, due 1/18/23	1,500,000	1,573,428
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(e)	2,380,000	2,474,724
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(e)	945,000	954,639
Truist Financial Corp.
Series P
4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)	1,915,000	2,092,137
Wells Fargo & Co. (d)
3.584%, due 5/22/28	380,000	427,214
Series S
5.90%, due 6/15/24 (e)	3,690,000	3,894,348
		53,601,220
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,770,000	2,144,148

	Principal Amount	Value
Corporate Bonds
Biotechnology 0.1%
Biogen, Inc.
3.15%, due 5/1/50	$ 890,000	$ 891,044
Building Materials 0.5% (a)
Builders FirstSource, Inc.
5.00%, due 3/1/30	2,335,000	2,495,531
6.75%, due 6/1/27	705,000	758,756
		3,254,287
Chemicals 0.8% (a)
Braskem Netherlands Finance BV
4.50%, due 1/10/28	1,250,000	1,295,638
Nutrition & Biosciences, Inc.
2.30%, due 11/1/30	1,475,000	1,502,367
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27	2,600,000	2,854,384
		5,652,389
Commercial Services 2.4%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	2,130,000	2,281,656
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,060,000	2,266,433
California Institute of Technology
3.65%, due 9/1/19	2,218,000	2,465,273
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	2,320,000	2,445,744
IHS Markit Ltd.
3.625%, due 5/1/24	3,710,000	4,032,028
Trustees of the University of Pennsylvania (The)
3.61%, due 2/15/19	2,315,000	2,590,527
		16,081,661
Computers 1.5% (a)
Dell International LLC
4.90%, due 10/1/26	4,000,000	4,667,632
8.10%, due 7/15/36	1,045,000	1,525,699
NCR Corp.
5.00%, due 10/1/28	1,629,000	1,673,797
6.125%, due 9/1/29	717,000	772,568
8.125%, due 4/15/25	1,193,000	1,306,335
		9,946,031
Distribution & Wholesale 0.5%
Performance Food Group, Inc.
5.50%, due 10/15/27 (a)	2,866,000	3,026,410

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 4.9%
AerCap Ireland Capital DAC
3.50%, due 5/26/22 (c)	$ 4,430,000	$ 4,572,065
4.50%, due 5/15/21	480,000	485,198
Air Lease Corp. (c)
2.30%, due 2/1/25	3,275,000	3,384,616
3.25%, due 3/1/25	4,000,000	4,279,595
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	4,444,993
8.00%, due 11/1/31	3,280,000	4,756,632
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	2,182,094
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,695,000	2,630,320
Capital One Financial Corp.
Series E
4.025% (3 Month LIBOR + 3.8%), due 3/1/21 (b)(e)(f)	1,535,000	1,512,546
Charles Schwab Corp. (The)
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)	2,060,000	2,283,222
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	702,000	710,775
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	1,560,000	1,571,538
		32,813,594
Electric 1.8%
Appalachian Power Co.
Series X
3.30%, due 6/1/27	1,800,000	2,002,376
Duke Energy Corp.
4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(e)	2,415,000	2,578,013
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,205,000	1,150,682
Potomac Electric Power Co.
4.15%, due 3/15/43	1,305,000	1,605,661
WEC Energy Group, Inc.
2.333% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	5,495,000	4,951,911
		12,288,643
Electronics 0.2%
FLIR Systems, Inc.
2.50%, due 8/1/30	965,000	1,010,172
Entertainment 0.2%
International Game Technology plc
6.25%, due 2/15/22 (a)	1,322,000	1,346,787

	Principal Amount	Value
Corporate Bonds
Environmental Control 0.0%‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	$ 215,000	$ 221,128
Food 1.4%
JBS USA LUX SA
5.50%, due 1/15/30 (a)	1,035,000	1,174,725
Kraft Heinz Foods Co.
4.25%, due 3/1/31	1,722,000	1,934,674
5.00%, due 7/15/35	809,000	956,748
Smithfield Foods, Inc. (a)
3.00%, due 10/15/30	1,520,000	1,580,390
3.35%, due 2/1/22	2,490,000	2,522,947
Tyson Foods, Inc.
3.95%, due 8/15/24	2,000	2,218
US Foods, Inc.
6.25%, due 4/15/25 (a)	1,185,000	1,265,118
		9,436,820
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,075,000	1,143,800
Healthcare-Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	1,445,000	1,500,466
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,700,000	1,781,970
		3,282,436
Home Builders 0.9%
Lennar Corp.
4.75%, due 11/29/27	188,000	222,186
6.25%, due 12/15/21	2,875,000	2,925,312
Meritage Homes Corp.
7.00%, due 4/1/22	1,585,000	1,680,100
Toll Brothers Finance Corp.
3.80%, due 11/1/29 (f)	495,000	535,838
4.35%, due 2/15/28	303,000	336,330
		5,699,766
Household Products & Wares 0.3%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	1,710,000	1,744,200

	Principal Amount	Value
Corporate Bonds
Insurance 1.9%
Empower Finance 2020 LP
3.075%, due 9/17/51 (a)	$ 1,495,000	$ 1,575,589
Lincoln National Corp.
2.58% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	3,537,000	2,984,344
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	770,625
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	3,825,377
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,900,000	3,052,643
Willis North America, Inc.
3.875%, due 9/15/49	425,000	499,058
		12,707,636
Internet 1.2%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	640,000	643,264
Expedia Group, Inc.
3.25%, due 2/15/30	3,920,000	4,003,938
3.60%, due 12/15/23 (a)	895,000	952,642
6.25%, due 5/1/25 (a)	430,000	496,929
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	122,000	125,660
Weibo Corp.
3.50%, due 7/5/24	1,515,000	1,589,632
		7,812,065
Iron & Steel 1.2%
ArcelorMittal SA
4.55%, due 3/11/26	3,470,000	3,863,776
Vale Overseas Ltd.
3.75%, due 7/8/30	1,660,000	1,819,526
6.25%, due 8/10/26	1,980,000	2,430,450
		8,113,752
Lodging 1.2%
Boyd Gaming Corp.
8.625%, due 6/1/25 (a)	500,000	552,500
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,930,000	2,080,395
5.375%, due 5/1/25 (a)	935,000	986,659
Marriott International, Inc.
3.75%, due 10/1/25	4,253,000	4,592,553
		8,212,107
Machinery-Diversified 0.2%
Clark Equipment Co.
5.875%, due 6/1/25 (a)	1,225,000	1,295,437

	Principal Amount	Value
Corporate Bonds
Media 0.5%
Grupo Televisa SAB
5.25%, due 5/24/49	$ 1,695,000	$ 2,085,627
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	1,087,000	1,264,562
		3,350,189
Mining 0.7% (a)
Glencore Funding LLC
1.625%, due 9/1/25	2,225,000	2,276,059
Industrias Penoles SAB de CV
4.75%, due 8/6/50	1,962,000	2,212,645
		4,488,704
Miscellaneous—Manufacturing 1.3%
General Electric Co.
3.625%, due 5/1/30	1,400,000	1,552,869
4.25%, due 5/1/40	1,525,000	1,737,126
4.35%, due 5/1/50	1,960,000	2,257,548
Textron Financial Corp.
1.956% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	4,350,000	3,480,000
		9,027,543
Oil & Gas 2.3%
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(e)	2,170,000	2,364,866
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)	2,520,000	3,560,548
Marathon Petroleum Corp.
4.50%, due 5/1/23	1,330,000	1,438,762
4.70%, due 5/1/25	1,450,000	1,656,340
5.125%, due 4/1/24	4,350,000	4,419,715
Petrobras Global Finance BV
6.75%, due 6/3/50	1,645,000	1,924,798
		15,365,029
Packaging & Containers 1.3% (a)
Berry Global, Inc.
4.875%, due 7/15/26	135,000	144,225
Crown European Holdings SA
4.00%, due 7/15/22	EUR 3,540,000	4,473,176
Graham Packaging Co., Inc.
7.125%, due 8/15/28	$ 750,000	810,937
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27	2,325,000	2,518,963
Reynolds Group Issuer, Inc.
5.125%, due 7/15/23	438,000	443,431
		8,390,732

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 1.6%
AbbVie, Inc.
4.25%, due 11/21/49	$ 2,790,000	$ 3,363,785
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	3,735,000	3,845,930
5.75%, due 8/15/27	1,425,000	1,533,656
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,146,000	2,047,177
		10,790,548
Pipelines 2.2%
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,630,000	1,736,729
4.20%, due 1/31/50	520,000	586,087
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	367,000	379,419
Kinder Morgan, Inc.
5.625%, due 11/15/23 (a)	2,449,000	2,745,201
7.75%, due 1/15/32	2,035,000	3,002,160
MPLX LP
4.00%, due 3/15/28	560,000	636,911
Plains All American Pipeline LP
3.80%, due 9/15/30 (c)	1,040,000	1,098,633
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,146,000	2,455,188
Western Midstream Operating LP
6.25%, due 2/1/50 (g)	1,800,000	2,025,000
		14,665,328
Real Estate 0.2%
Realogy Group LLC
7.625%, due 6/15/25 (a)	1,490,000	1,618,512
Real Estate Investment Trusts 0.9%
CyrusOne LP
3.45%, due 11/15/29	1,850,000	1,989,786
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,636,694
Host Hotels & Resorts LP
Series D
3.75%, due 10/15/23	472,000	499,581
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,941,000	2,022,522
		6,148,583
Retail 2.3%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	230,000	226,238
2.80%, due 2/10/51	840,000	827,253

	Principal Amount	Value
Corporate Bonds
Retail
AutoNation, Inc.
4.75%, due 6/1/30	$ 2,300,000	$ 2,764,943
Darden Restaurants, Inc.
3.85%, due 5/1/27	3,512,000	3,847,936
Kohl's Corp.
9.50%, due 5/15/25	820,000	1,060,144
Macy's, Inc.
8.375%, due 6/15/25 (a)	2,035,000	2,253,762
QVC, Inc.
4.375%, due 9/1/28	1,730,000	1,799,200
Starbucks Corp.
4.45%, due 8/15/49	1,970,000	2,475,069
		15,254,545
Semiconductors 0.6%
Broadcom, Inc.
3.625%, due 10/15/24	2,040,000	2,233,544
3.75%, due 2/15/51 (a)	620,000	633,229
NXP BV
3.40%, due 5/1/30 (a)	1,135,000	1,266,001
		4,132,774
Telecommunications 3.9%
Altice France SA
7.375%, due 5/1/26 (a)	2,491,000	2,610,593
AT&T, Inc.
Series B
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(e)	EUR 2,200,000	2,663,135
3.65%, due 6/1/51	$ 1,485,000	1,479,775
CommScope Technologies LLC
5.00%, due 3/15/27 (a)	1,899,000	1,882,384
Sprint Corp.
7.875%, due 9/15/23	3,620,000	4,181,100
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	2,255,000	2,447,577
Telefonica Emisiones SA
5.462%, due 2/16/21	1,000	1,002
T-Mobile US, Inc.
2.625%, due 2/15/29	1,205,000	1,211,266
4.50%, due 4/15/50 (a)	920,000	1,084,128
6.00%, due 3/1/23	3,000,000	3,003,750
VEON Holdings BV
4.95%, due 6/16/24 (a)	3,345,000	3,623,906
Vodafone Group plc
4.25%, due 9/17/50	1,815,000	2,147,994
		26,336,610
Total Corporate Bonds (Cost $324,837,914)		348,351,737

	Principal Amount	Value
Foreign Government Bonds 3.4%
Brazil 1.1%
Federative Republic of Brazil
4.625% , due 1/13/28 (c)	$ 6,444,000	$ 7,104,510
Chile 0.5% (a)
Corp. Nacional del Cobre de Chile
3.00% , due 9/30/29	1,890,000	2,036,631
3.75% , due 1/15/31	1,290,000	1,457,405
		3,494,036
Indonesia 0.4%
Indonesia Asahan Aluminium Persero PT
5.45% , due 5/15/30 (a)	2,115,000	2,492,270
Mexico 1.4%
Mexico Government Bond
2.659% , due 5/24/31	3,857,000	3,835,941
3.75% , due 4/19/71	1,480,000	1,385,280
Petroleos Mexicanos
6.75% , due 9/21/47	4,835,000	4,223,372
		9,444,593
Total Foreign Government Bonds (Cost $22,338,166)		22,535,409
Loan Assignments 4.8%(b)
Buildings & Real Estate 0.4%
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25	2,616,575	2,596,951
Containers, Packaging & Glass 0.7%
BWAY Holding Company Initial Term Loan
3.381% (1 Month LIBOR + 3.25%), due 4/3/24	4,595,473	4,501,647
Diversified/Conglomerate Service 0.8%
Change Healthcare Holdings, Inc. Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24	3,810,731	3,814,701
TruGreen Limited Partnership First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	1,045,000	1,048,919
TruGreen Limited Partnership Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28 (h)	450,000	464,625
		5,328,245
Finance 0.5%
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 5/9/25	3,633,418	3,614,909

	Principal Amount	Value
Loan Assignments (b)
Healthcare, Education & Childcare 0.3%
Syneos Health, Inc. Replacement Term Loan B 1.871%-1.897%
% (1 Month LIBOR + 1.75%), due 8/1/24	$ 2,057,613	$ 2,058,471
Personal & Nondurable Consumer Products 0.4%
Prestige Brands, Inc. Term Loan B4
2.121% (1 Month LIBOR + 2.00%), due 1/26/24	2,957,868	2,961,565
Personal, Food & Miscellaneous Services 0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B4
1.871% (1 Month LIBOR + 1.75%), due 11/19/26	1,392,465	1,381,326
Radio and TV Broadcasting 0.6%
Nielsen Finance LLC Term Loan B4
2.133% (1 Month LIBOR + 2.00%), due 10/4/23	3,816,312	3,801,208
Telecommunications 0.9%
Level 3 Financing, Inc. Tranche 2027 Term Loan B
1.871% (1 Month LIBOR + 1.75%), due 3/1/27	2,698,623	2,679,829
SBA Senior Finance II LLC Initial Term Loan
1.88% (1 Month LIBOR + 1.75%), due 4/11/25	3,463,856	3,443,444
		6,123,273
Total Loan Assignments (Cost $32,380,346)		32,367,595
Mortgage-Backed Securities 21.2%
Agency (Collateralized Mortgage Obligations) 1.9%
FHLMC
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	7,272,649	593,455
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	1,925,352	1,982,710
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	1,229,970	1,298,995
REMIC, Series 5036
3.50%, due 11/25/50	4,446,950	684,833
REMIC, Series 4924, Class NS
5.92% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	4,954,365	663,098
REMIC, Series 4957, Class SB
5.92% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	3,269,357	526,703
FNMA
REMIC, Series 2020-78, Class TI
2.00%, due 11/25/50	4,413,518	486,550
REMIC, Series 2020-91, Class AI
2.50%, due 12/25/50	4,433,776	629,489

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50 (i)	$ 2,900,000	$ 3,119,118
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,697,812	2,977,017
		12,961,968
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.8%
BANK
Series 2019-BN21, Class A5
2.851%, due 10/17/52	3,345,000	3,660,086
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
0.36% (1 Month LIBOR + 0.23%), due 12/25/36	13,544	12,752
Series 2005-3A, Class A1
0.61% (1 Month LIBOR + 0.48%), due 11/25/35	962,492	908,706
Benchmark Mortgage Trust
Series 2020-B18, Class AM
2.335%, due 7/15/53	980,000	1,021,227
Series 2019-B12, Class A5
3.116%, due 8/15/52	3,316,216	3,698,382
BX Commercial Mortgage Trust (a)(j)
Series 2020-VIV2, Class C
3.542%, due 3/9/44	1,435,000	1,527,608
Series 2020-VIV3, Class B
3.544%, due 3/9/44	1,380,000	1,508,448
Series 2020-VIVA, Class D
3.667%, due 3/11/44	750,000	762,136
BX Trust (a)
Series 2018-BILT, Class A
0.926% (1 Month LIBOR + 0.80%), due 5/15/30 (b)	2,385,000	2,379,730
Series 2018-GW, Class A
0.926% (1 Month LIBOR + 0.80%), due 5/15/35 (b)	1,555,000	1,554,488
Series 2021-MFM1, Class C
1.35% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	1,375,000	1,381,051
Series 2021-MFM1, Class D
1.65% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	730,000	730,687
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,120,000	1,232,713
Series 2019-OC11, Class B
3.605%, due 12/9/41	305,000	339,917
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,265,000	1,392,754
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, due 2/10/48	840,000	912,269

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	$ 1,035,000	$ 1,048,438
Series 2013-CR9, Class B
4.243%, due 7/10/45 (a)(j)	1,020,000	1,014,635
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,541,000	2,822,705
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,250,000	2,248,801
FREMF Mortgage Trust (a)(j)
REMIC, Series 2015-K720, Class B
3.394%, due 7/25/22	945,000	975,060
REMIC, Series 2013-K30, Class B
3.556%, due 6/25/45	3,975,000	4,218,475
REMIC, Series 2015-K721, Class B
3.565%, due 11/25/47	1,500,000	1,557,961
REMIC, Series 2013-K35, Class B
3.935%, due 12/25/46	800,000	861,744
GB Trust (a)(b)
Series 2020-FLIX, Class C
1.726% (1 Month LIBOR + 1.60%), due 8/15/37	1,000,000	1,006,629
Series 2020-FLIX, Class D
2.476% (1 Month LIBOR + 2.35%), due 8/15/37	1,390,000	1,402,089
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
1.326% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)	4,110,000	4,113,983
GS Mortgage Securities Trust
Series 2019-GC42, Class A4
3.001%, due 9/1/52	1,365,000	1,507,872
Series 2019-GC40, Class A4
3.16%, due 7/10/52	2,560,000	2,861,810
Series 2017-GS7, Class A4
3.43%, due 8/10/50	2,720,000	3,063,507
Hawaii Hotel Trust
Series 2019-MAUI, Class A
1.276% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)	1,860,000	1,862,605
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,360,000	1,520,598
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(j)	1,330,000	1,421,760
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class A3
3.231%, due 1/15/48	1,896,249	2,041,757

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class A
4.128%, due 7/5/31 (a)	$ 3,370,000	$ 3,629,071
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4
4.166%, due 12/15/46	2,795,000	3,046,829
Manhattan West Mortgage Trust (a)
Series 2020-1MW, Class A
2.13%, due 9/10/39	1,260,000	1,313,539
Series 2020-1MW, Class D
2.335%, due 9/10/39 (j)	1,020,000	1,026,173
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,254,830	1,364,256
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,825,000	4,061,124
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(k)	1,010,000	1,022,457
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A4
3.04%, due 10/15/52	3,100,000	3,431,531
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(j)	2,900,000	3,272,840
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	4,310,000	4,862,473
		85,603,676
Whole Loan (Collateralized Mortgage Obligations) 6.5%
Alternative Loan Trust
Series 2005-31, Class 1A1
0.69% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	1,393,162	1,314,577
Banc of America Alternative Loan Trust
Series 2005-11, Class 2CB1
6.00%, due 12/25/35	582,586	582,802
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3
3.50%, due 7/25/49 (a)(k)	501,035	518,023
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M2
2.13% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)	2,656,000	2,655,170
FHLMC STACR Remic Trust
Series 2020-DNA2, Class M2
1.98% (1 Month LIBOR + 1.85%), due 2/25/50 (a)(b)	2,043,000	2,037,886
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.082% (SOFR30A + 2.00%), due 12/25/50 (a)(b)	2,980,000	2,986,521

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2017-HQA1, Class M2
3.68% (1 Month LIBOR + 3.55%), due 8/25/29	$ 1,897,878	$ 1,951,396
Series 2016-DNA4, Class M3
3.93% (1 Month LIBOR + 3.80%), due 3/25/29	1,692,923	1,758,235
Series 2016-HQA3, Class M3
3.98% (1 Month LIBOR + 3.85%), due 3/25/29	4,820,000	4,980,378
Series 2016-HQA4, Class M3
4.03% (1 Month LIBOR + 3.90%), due 4/25/29	1,557,820	1,615,166
Series 2016-HQA1, Class M3
6.48% (1 Month LIBOR + 6.35%), due 9/25/28	1,714,779	1,821,127
FNMA (b)
Series 2017-C02, Class 2M2
3.78% (1 Month LIBOR + 3.65%), due 9/25/29	1,687,993	1,736,206
Series 2016-C04, Class 1M2
4.38% (1 Month LIBOR + 4.25%), due 1/25/29	1,489,694	1,550,455
Series 2016-C06, Class 1M2
4.38% (1 Month LIBOR + 4.25%), due 4/25/29	2,567,781	2,667,389
Series 2016-C07, Class 2M2
4.48% (1 Month LIBOR + 4.35%), due 5/25/29	2,249,040	2,342,655
Series 2016-C05, Class 2M2
4.58% (1 Month LIBOR + 4.45%), due 1/25/29	5,010,567	5,189,295
Series 2015-C04, Class 1M2
5.83% (1 Month LIBOR + 5.70%), due 4/25/28	798,789	848,239
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(k)	1,570,000	1,650,131
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.35% (1 Month LIBOR + 0.22%), due 6/25/37 (b)	566,614	555,436
Impac Secured Assets Trust
Series 2006-5, Class 2A
0.53% (1 Month LIBOR + 0.40%), due 12/25/36 (b)	118,619	114,237
JPMorgan Mortgage Trust
Series 2019-1, Class A3
4.00%, due 5/25/49 (a)(k)	398,018	408,394
MASTR Alternative Loan Trust
Series 2004-11, Class BI1
6.086%, due 11/25/34 (j)	305,624	286,543
Mello Warehouse Securitization Trust
Series 2021-1, Class B
(zero coupon) (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,060,000	1,060,000
Sequoia Mortgage Trust (a)(k)
Series 2017-1, Class A4
3.50%, due 2/25/47	274,147	276,042
Series 2018-7, Class B3
4.236%, due 9/25/48	1,444,566	1,483,028

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
WaMu Mortgage Pass-Through Trust
Series 2006-AR9, Class 2A
1.966% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)	$ 707,410	$ 684,780
		43,074,111
Total Mortgage-Backed Securities (Cost $135,028,615)		141,639,755
Municipal Bonds 0.5%
California 0.4%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	2,950,771
New York 0.1%
New York State Thruway Authority, Revenue Bonds
Series M
2.90%, due 1/1/35	645,000	713,835
Total Municipal Bonds (Cost $3,405,000)		3,664,606
U.S. Government & Federal Agencies 4.1%
United States Treasury Bond 1.1%
U.S. Treasury Bonds
1.625%, due 11/15/50	7,575,000	7,171,394
United States Treasury Inflation - Indexed Notes 2.9% (l)
U.S. Treasury Inflation Linked Notes
0.125%, due 1/15/30	4,415,000	4,997,348
0.875%, due 1/15/29	11,995,000	14,599,127
		19,596,475
United States Treasury Note 0.1%
U.S. Treasury Notes
0.875%, due 11/15/30	825,000	808,371
Total U.S. Government & Federal Agencies (Cost $25,109,326)		27,576,240
Total Long-Term Bonds (Cost $608,213,152)		646,167,474

	Shares
Common Stocks 0.1%
Commercial Services & Supplies 0.0%‡
Quad/Graphics, Inc.	14	65

	Shares	Value
Common Stocks
Media 0.0%‡(m)(n)(o)
ION Media Networks, Inc.	22	$ 20,251
Tobacco 0.1%
Turning Point Brands, Inc.	6,802	320,374
Total Common Stocks (Cost $0)		340,690
Short-Term Investments 4.5%
Affiliated Investment Company 1.8% (p)
MainStay U.S. Government Liquidity Fund, 0.01%	11,834,559	11,834,559
Total Affiliated Investment Company (Cost $11,834,559)		11,834,559
Unaffiliated Investment Company 0.2% (p)(q)
BlackRock Liquidity FedFund, 0.105%	1,557,425	1,557,425
Total Unaffiliated Investment Company (Cost $1,557,425)		1,557,425

	Principal Amount
U.S. Treasury Debt 2.5% (r)
U.S. Treasury Bills
0.062%, due 2/18/21	$ 16,940,000	16,939,660
Total U.S. Treasury Debt (Cost $16,939,504)		16,939,660
Total Short-Term Investments (Cost $30,331,488)		30,331,644
Total Investments, Before Investments Sold Short (Cost $638,544,640)	101.2%	676,839,808
Investments Sold Short (0.8%)
Corporate Bond Sold Short ( 0.8%)(a)
Mining ( 0.8%)
FMG Resources August 2006 Pty. Ltd.
5.125%, due 5/15/24	(5,000,000)	(5,433,125)
Total Investments Sold Short (Proceeds $(5,152,769))		(5,433,125)
Total Investments, Net of Investments Sold Short (Cost $633,391,871)	100.4%	671,406,683
Other Assets, Less Liabilities	(0.4)	(2,744,671)
Net Assets	100.0%	$ 668,662,012

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund’s custodian as collateral for securities sold short.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $1,521,210. The Fund received cash collateral with a value of $1,557,425.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $3,119,118, which represented 0.5% of the Fund’s net assets.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2021.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $20,251, which represented less than one-tenth of a percent of the Fund’s net assets.
(n)	Non-income producing security.
(o)	Restricted security.
(p)	Current yield as of January 31, 2021.
(q)	Represents a security purchased with cash collateral received for securities on loan.
(r)	Interest rate shown represents yield to maturity.
Foreign Currency Forward Contracts
As of January 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,446,254	EUR	6,111,000	JPMorgan Chase Bank N.A.	5/4/21	$ 15,296
USD	681,541	GBP	496,000	JPMorgan Chase Bank N.A.	5/4/21	1,616
Total Unrealized Appreciation						16,912
EUR	5,981,000	USD	7,274,092	JPMorgan Chase Bank N.A.	2/1/21	(15,850)
GBP	494,000	USD	678,410	JPMorgan Chase Bank N.A.	2/1/21	(1,556)
USD	7,083,843	EUR	5,981,000	JPMorgan Chase Bank N.A.	2/1/21	(174,400)
USD	643,386	GBP	494,000	JPMorgan Chase Bank N.A.	2/1/21	(33,468)
Total Unrealized Depreciation						(225,274)
Net Unrealized Depreciation						$ (208,362)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	113	March 2021	$ 24,948,526	$ 24,970,352	$ 21,825
U.S. Treasury 5 Year Notes	25	March 2021	3,145,562	3,146,875	1,313
U.S. Treasury Long Bonds	9	March 2021	1,568,026	1,518,469	(49,557)
Total Long Contracts					(26,419)
Short Contracts
U.S. Treasury 10 Year Notes	(141)	March 2021	(19,452,172)	(19,321,406)	130,766
U.S. Treasury 10 Year Ultra Bonds	(348)	March 2021	(54,450,712)	(53,532,188)	918,525
U.S. Treasury Ultra Bonds	(160)	March 2021	(34,399,441)	(32,755,000)	1,644,441
Total Short Contracts					2,693,732
Net Unrealized Appreciation					$ 2,667,313

1.	As of January 31, 2021, cash in the amount of $2,101,457 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.
Swap Contracts
As of January 31, 2021, the Fund held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/ Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
$ 40,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Quarterly	$ —	$ (2,214,234)	$ (2,214,234)
41,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Quarterly	—	(2,275,922)	(2,275,922)
						$ —	$ (4,490,156)	$ (4,490,156)

1.	As of January 31, 2021, cash in the amount of $885,457 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
DB—Deutsche Bank
EUAM—European Union Advisory Mission
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—United Kingdom Pound
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 64,583,383	$ —	$ 64,583,383
Convertible Bonds	—	5,448,749	—	5,448,749
Corporate Bonds	—	348,351,737	—	348,351,737
Foreign Government Bonds	—	22,535,409	—	22,535,409
Loan Assignments	—	31,902,970	464,625	32,367,595
Mortgage-Backed Securities	—	141,639,755	—	141,639,755
Municipal Bonds	—	3,664,606	—	3,664,606
U.S. Government & Federal Agencies	—	27,576,240	—	27,576,240
Total Long-Term Bonds	—	645,702,849	464,625	646,167,474
Common Stocks	320,439	20,251	—	340,690
Short-Term Investments
Affiliated Investment Company	11,834,559	—	—	11,834,559
U.S. Treasury Debt	—	16,939,660	—	16,939,660
Unaffiliated Investment Company	1,557,425	—	—	1,557,425
Total Short-Term Investments	13,391,984	16,939,660	—	30,331,644
Total Investments in Securities	13,712,423	662,662,760	464,625	676,839,808
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	16,912	—	16,912
Futures Contracts (b)	2,716,870	—	—	2,716,870
Total Other Financial Instruments	2,716,870	16,912	—	2,733,782
Total Investments in Securities and Other Financial Instruments	$ 16,429,293	$ 662,679,672	$ 464,625	$ 679,573,590
Liability Valuation Inputs
Long-Term Bonds Sold Short
Corporate Bond Sold Short	$ —	$ (5,433,125)	$ —	$ (5,433,125)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(225,274)	—	(225,274)
Futures Contracts (b)	(49,557)	—	—	(49,557)
Interest Rate Swaps (b)	—	(4,490,156)	—	(4,490,156)
Total Other Financial Instruments	(49,557)	(4,715,430)	—	(4,764,987)
Total Investments in Securities Sold Short and Other Financial Instruments	$ (49,557)	$ (10,148,555)	$ —	$ (10,198,112)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MAP Equity Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 3.2%
Boeing Co. (The)	63,990	$ 12,426,218
Northrop Grumman Corp.	14,936	4,280,807
Raytheon Technologies Corp.	221,291	14,766,748
		31,473,773
Air Freight & Logistics 0.4% (a)
XPO Logistics, Inc.	32,356	3,572,426
Banks 5.9%
Bank of America Corp.	661,363	19,609,413
Bank OZK	134,601	5,001,773
Citigroup, Inc.	81,526	4,727,693
Citizens Financial Group, Inc.	68,560	2,498,326
JPMorgan Chase & Co.	90,869	11,692,114
Signature Bank	24,206	3,998,589
US Bancorp	89,076	3,816,907
Wells Fargo & Co.	232,299	6,941,094
		58,285,909
Beverages 0.8%
PepsiCo, Inc.	59,162	8,079,754
Biotechnology 0.8%
AbbVie, Inc.	80,184	8,217,256
Building Products 0.2%
Carrier Global Corp.	41,813	1,609,800
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	58,900	2,345,987
Goldman Sachs Group, Inc. (The)	32,827	8,901,698
KKR & Co., Inc.	107,632	4,192,266
Morgan Stanley	201,877	13,535,853
		28,975,804
Chemicals 1.1%
Dow, Inc.	48,806	2,533,031
DuPont de Nemours, Inc. (b)	51,392	4,083,095
Linde plc	17,000	4,171,800
		10,787,926
Communications Equipment 0.6% (a)
Arista Networks, Inc.	19,169	5,895,618
Construction & Engineering 0.5%
Jacobs Engineering Group, Inc.	46,261	4,670,511

	Shares	Value
Common Stocks
Construction Materials 0.3%
Martin Marietta Materials, Inc.	10,494	$ 3,016,081
Consumer Finance 1.3%
American Express Co.	82,063	9,540,644
Discover Financial Services	32,835	2,743,036
		12,283,680
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B (a)	31,679	7,218,694
Equitable Holdings, Inc.	145,200	3,598,056
		10,816,750
Diversified Telecommunication Services 0.7%
AT&T, Inc.	255,840	7,324,699
Electrical Equipment 1.1%
AMETEK, Inc.	39,352	4,457,008
Rockwell Automation, Inc.	23,950	5,952,293
		10,409,301
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	56,993	6,861,957
Energy Equipment & Services 0.1%
Schlumberger NV	56,950	1,264,860
Entertainment 3.6%
Electronic Arts, Inc.	41,066	5,880,651
Liberty Media Corp-Liberty Formula One, Class C (a)	51,255	2,061,989
Madison Square Garden Entertainment Corp. (a)	35,325	3,135,094
Madison Square Garden Sports Corp. (a)	35,325	5,718,764
Walt Disney Co. (The) (a)	113,588	19,102,094
		35,898,592
Equity Real Estate Investment Trusts 0.2%
Ryman Hospitality Properties, Inc.	24,389	1,581,627
Food & Staples Retailing 1.0%
Walgreens Boots Alliance, Inc.	75,056	3,771,564
Walmart, Inc.	42,395	5,956,074
		9,727,638
Food Products 1.0%
Lamb Weston Holdings, Inc.	42,500	3,174,750
McCormick & Co., Inc. (Non-Voting)	44,004	3,940,118
Mondelez International, Inc., Class A	51,261	2,841,910
		9,956,778

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	43,022	$ 5,317,089
Danaher Corp.	33,370	7,936,721
Medtronic plc	100,081	11,142,018
		24,395,828
Health Care Providers & Services 2.7%
Centene Corp. (a)	86,225	5,199,368
CVS Health Corp.	201,145	14,412,039
UnitedHealth Group, Inc.	20,883	6,966,151
		26,577,558
Hotels, Restaurants & Leisure 1.0%
Marriott International, Inc., Class A	16,000	1,860,960
McDonald's Corp.	21,557	4,480,407
Restaurant Brands International, Inc.	64,467	3,719,746
		10,061,113
Household Durables 0.4% (a)
NVR, Inc.	944	4,197,477
Household Products 0.3%
Procter & Gamble Co. (The)	19,392	2,486,248
Independent Power and Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	47,257	3,851,445
Industrial Conglomerates 0.9%
Honeywell International, Inc.	43,432	8,485,310
Insurance 3.4%
American International Group, Inc.	303,841	11,375,807
Chubb Ltd.	26,821	3,907,015
MetLife, Inc.	121,100	5,830,965
Travelers Cos., Inc. (The)	68,264	9,304,383
Willis Towers Watson plc	15,181	3,080,832
		33,499,002
Interactive Media & Services 9.4%
Alphabet, Inc. (a)
Class A	9,095	16,619,839
Class C	24,649	45,249,155
Facebook, Inc., Class A (a)	99,434	25,686,785
Tencent Holdings Ltd.	52,918	4,726,107
		92,281,886
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding Ltd., Sponsored (a)	14,990	3,804,912
Booking Holdings, Inc. (a)	2,211	4,298,913

	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
eBay, Inc.	79,404	$ 4,487,120
Trip.com Group Ltd. (a)	37,435	1,191,556
		13,782,501
IT Services 5.6%
Automatic Data Processing, Inc.	24,482	4,042,468
PayPal Holdings, Inc. (a)	161,792	37,909,484
Sabre Corp.	259,466	2,797,043
Visa, Inc., Class A	55,923	10,807,120
		55,556,115
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	49,951	6,002,612
Charles River Laboratories International, Inc. (a)	19,064	4,938,529
Thermo Fisher Scientific, Inc.	11,753	5,990,504
		16,931,645
Machinery 0.9%
Caterpillar, Inc.	12,717	2,325,176
Middleby Corp. (The) (a)	21,757	2,952,860
Otis Worldwide Corp.	16,859	1,089,935
Rexnord Corp.	75,651	2,864,147
		9,232,118
Media 6.1%
Comcast Corp., Class A	273,741	13,569,341
Fox Corp., Class A	70,411	2,195,415
Liberty Broadband Corp. (a)
Class A	15,962	2,317,203
Class C	101,871	14,878,260
Liberty Media Corp-Liberty SiriusXM (a)
Class A	207,148	8,372,922
Class C	359,012	14,561,527
Nexstar Media Group, Inc., Class A	36,903	4,194,764
		60,089,432
Multiline Retail 0.6% (a)
Dollar Tree, Inc.	59,710	6,070,119
Oil, Gas & Consumable Fuels 1.9%
ConocoPhillips	50,848	2,035,445
Enbridge, Inc.	97,820	3,286,752
EOG Resources, Inc.	13,938	710,280
Marathon Petroleum Corp.	115,053	4,965,688
Phillips 66	40,757	2,763,325
Texas Pacific Land Corp.	6,296	5,239,783
		19,001,273

	Shares	Value
Common Stocks
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	33,809	$ 2,076,887
Johnson & Johnson	35,677	5,819,989
Merck & Co., Inc.	120,735	9,305,046
Pfizer, Inc.	107,444	3,857,240
Viatris, Inc. (a)	13,332	226,511
		21,285,673
Professional Services 0.3%
Insperity, Inc.	36,309	2,849,893
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	34,735	5,078,604
Road & Rail 2.8%
CSX Corp.	80,396	6,894,359
Norfolk Southern Corp.	17,350	4,105,357
Union Pacific Corp.	85,446	16,873,022
		27,872,738
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	22,107	9,959,204
Intel Corp.	4,818	267,447
Lam Research Corp.	13,467	6,517,355
Micron Technology, Inc. (a)	99,237	7,767,280
Texas Instruments, Inc.	14,086	2,333,909
Universal Display Corp.	12,453	2,874,401
		29,719,596
Software 10.1%
Aspen Technology, Inc. (a)	33,370	4,468,243
Dropbox, Inc., Class A (a)	253,243	5,730,889
Microsoft Corp.	338,431	78,502,455
Oracle Corp.	178,836	10,807,059
		99,508,646
Specialty Retail 3.7%
CarMax, Inc. (a)	30,187	3,555,425
Home Depot, Inc. (The)	54,886	14,864,227
Lowe's Cos., Inc.	75,032	12,519,089
TJX Cos., Inc. (The)	84,755	5,427,710
		36,366,451
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	570,823	75,325,803
Textiles, Apparel & Luxury Goods 0.3%
VF Corp.	34,630	2,662,008

	Shares	Value
Common Stocks
Thrifts & Mortgage Finance 0.9%
Axos Financial, Inc. (a)	137,609	$ 5,359,870
Essent Group Ltd.	93,937	3,929,385
		9,289,255
Tobacco 0.4%
Philip Morris International, Inc.	49,738	3,961,632
Wireless Telecommunication Services 0.6% (a)
T-Mobile US, Inc.	45,963	5,795,015
Total Common Stocks (Cost $452,387,480)		976,925,124

Short-Term Investment 0.8%
Affiliated Investment Company 0.8% (c)
MainStay U.S. Government Liquidity Fund, 0.01%	8,135,039	8,135,039
Total Short-Term Investment (Cost $8,135,039)		8,135,039
Total Investments (Cost $460,522,519)	100.0%	985,060,163
Other Assets, Less Liabilities	0.0‡	199,377
Net Assets	100.0%	$ 985,259,540

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $1,837,361. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,935,023.
(c)	Current yield as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 976,925,124	$ —	$ —	$ 976,925,124
Short-Term Investment
Affiliated Investment Company	8,135,039	—	—	8,135,039
Total Investments in Securities	$ 985,060,163	$ —	$ —	$ 985,060,163

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.0%
Automobiles 2.2%
Ferrari NV	669,860	$ 139,451,455
Tesla, Inc. (a)	220,900	175,290,777
		314,742,232
Capital Markets 2.3%
Moody's Corp.	649,050	172,816,053
Morgan Stanley	1,206,600	80,902,530
MSCI, Inc.	213,800	84,515,140
		338,233,723
Chemicals 1.1%
Linde plc	668,330	164,008,182
Commercial Services & Supplies 1.1%
Cintas Corp.	521,050	165,756,426
Containers & Packaging 1.2%
Ball Corp.	2,022,500	178,020,450
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	1,279,200	154,015,680
Entertainment 1.8% (a)
Netflix, Inc.	221,800	118,084,102
Walt Disney Co. (The)	883,050	148,502,518
		266,586,620
Equity Real Estate Investment Trusts 1.4%
Equinix, Inc.	275,850	204,117,966
Health Care Equipment & Supplies 1.6% (a)
Align Technology, Inc.	311,900	163,866,022
Insulet Corp.	282,200	75,398,196
		239,264,218
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	778,000	259,525,240
Health Care Technology 1.1% (a)
Veeva Systems, Inc., Class A	569,450	157,418,758
Hotels, Restaurants & Leisure 2.3%
Chipotle Mexican Grill, Inc. (a)	128,600	190,328,000
Hilton Worldwide Holdings, Inc.	1,431,000	145,089,090
		335,417,090

	Shares	Value
Common Stocks
Interactive Media & Services 8.9% (a)
Alphabet, Inc.
Class A	246,190	$ 449,877,759
Class C	248,441	456,073,081
Facebook, Inc., Class A	1,535,780	396,738,047
		1,302,688,887
Internet & Direct Marketing Retail 8.7% (a)
Amazon.com, Inc.	396,990	1,272,829,338
IT Services 14.5%
Mastercard, Inc., Class A	1,509,200	477,344,868
PayPal Holdings, Inc. (a)	1,806,880	423,370,053
Shopify, Inc., Class A (a)	131,500	144,464,585
Square, Inc., Class A (a)	876,300	189,245,748
Twilio, Inc., Class A (a)	467,650	168,087,439
Visa, Inc., Class A	2,914,700	563,265,775
Wix.com Ltd. (a)	647,600	159,989,580
		2,125,768,048
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	1,184,900	142,389,433
IQVIA Holdings, Inc. (a)	1,296,800	230,571,040
		372,960,473
Personal Products 1.2%
Estee Lauder Cos., Inc. (The), Class A	723,000	171,097,950
Pharmaceuticals 3.9%
AstraZeneca plc, Sponsored ADR (b)	3,997,200	202,258,320
Eli Lilly and Co.	715,000	148,698,550
Zoetis, Inc.	1,467,240	226,321,770
		577,278,640
Professional Services 1.9%
CoStar Group, Inc. (a)	150,200	135,136,442
TransUnion	1,693,100	147,367,424
		282,503,866
Road & Rail 2.0% (a)
Uber Technologies, Inc.	5,655,200	288,019,336
Semiconductors & Semiconductor Equipment 5.2%
ASML Holding NV (Registered)	456,670	243,934,847
NVIDIA Corp.	747,600	388,445,484
Texas Instruments, Inc.	818,300	135,584,127
		767,964,458

	Shares	Value
Common Stocks
Software 20.7%
Adobe, Inc. (a)	1,009,810	$ 463,270,534
Atlassian Corp. plc, Class A (a)	742,450	171,602,469
DocuSign, Inc. (a)	759,700	176,926,533
Intuit, Inc.	648,310	234,189,021
Microsoft Corp.	5,517,930	1,279,939,043
PTC, Inc. (a)	878,600	116,774,726
salesforce.com, Inc. (a)	655,790	147,919,992
ServiceNow, Inc. (a)	540,700	293,686,612
Workday, Inc., Class A (a)	670,970	152,665,804
		3,036,974,734
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	7,029,600	927,626,016
Textiles, Apparel & Luxury Goods 4.1%
Lululemon Athletica, Inc. (a)	543,900	178,769,052
NIKE, Inc., Class B	3,096,640	413,680,138
		592,449,190
Total Common Stocks (Cost $6,975,100,963)		14,495,267,521

Short-Term Investment 0.7%
Affiliated Investment Company 0.7% (c)(d)
MainStay U.S. Government Liquidity Fund, 0.01%	112,720,919	112,720,919
Total Short-Term Investment (Cost $112,720,919)		112,720,919
Total Investments (Cost $7,087,821,882)	99.7%	14,607,988,440
Other Assets, Less Liabilities	0.3	37,656,920
Net Assets	100.0%	$ 14,645,645,360

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $126,500,000. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $139,290,629.
(c)	As of January 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(d)	Current yield as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,495,267,521	$ —	$ —	$ 14,495,267,521
Short-Term Investment
Affiliated Investment Company	112,720,919	—	—	112,720,919
Total Investments in Securities	$ 14,607,988,440	$ —	$ —	$ 14,607,988,440

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds
NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2021 (Unaudited)
SECURITIES VALUATION.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2021, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2021, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2021, are shown in the Portfolio of Investments.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay MacKay High Yield Corporate Bond Fund
Asset Class	Fair Value at 1/31/21*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	13,029,770	Income Approach	Spread Adjustment	1.72%
Loan Assignments	16,656,726	Market Approach	Implied natural gas price	$2.00
Common Stocks	387	Market Approach	Ownership % of equity interest	16.56%-39.70%
	28,012,700	Income Approach	Rate of Return	14.5%
		Market Approach	EBITDA Multiple	6.5x-10.5x
	841,845	Market Approach	Discount Rate	50%
	6,265,151	Market Approach	EBITDA Multiple	7.0x
	0	Market Approach	Implied natural gas price	$2.00
Preferred Stock	28,129,790	Income Approach	Spread Adjustment	5.21%
	$92,936,369
* The table above does not include Level 3 investments that were valued by a broker. As of January 31, 2021, the value of these investments were $29,422,865. The inputs for these investments were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in each Fund's respective accompanying Portfolio of Investments, was determined as of January 31, 2021, and can change at any time.

Investments in Affiliates (in 000s) During the period ended January 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Candriam Emerging Markets Debt Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,821	$ 5,161	$ (10,982)	$ —	$ —	$ —	$ —	$ —	—

MainStay Income Builder Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 48,170	$ 279,855	$ (280,945)	$ —	$ —	$ 47,080	$ 2	$ —	47,080

MainStay MacKay Common Stock Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 71	$ 1,361	$ (1,403)	$ —	$ —	$ 29	$ —	$ —	29

MainStay MacKay Convertible Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 60,631	$ 130,112	$ (165,821)	$ —	$ —	$ 24,922	$ 1	$ —	24,922

MainStay MacKay International Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 565	$ 7,808	$ (7,783)	$ —	$ —	$ 590	$ —	$ —	590

MainStay MacKay U.S. Infrastructure Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ —	$ —	$ —	$ —	$ 7,860	$ —	$ —	7,860

MainStay MacKay Unconstrained Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 30,619	$ 49,011	$ (67,796)	$ —	$ —	$ 11,835	$ 1	$ —	11,835

MainStay MAP Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,057	$ 75,638	$ (72,560)	$ —	$ —	$ 8,135	$ —	$ —	8,135

MainStay Winslow Large Cap Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 41,324	$ 508,207	$ (436,810)	$ —	$ —	$ 112,721	$ 3	$ —	112,721